UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-10385

Pacific Funds

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of principal executive offices)

Robin S. Yonis

Assistant Vice President and Investment Counsel of

Pacific Life Insurance Company

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Jeffrey S. Puretz, Esq.

Dechert LLP

1775 Eye Street, N.W.

Washington, D.C. 20006-2401

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: March 31, 2003

Date of reporting period: April 1, 2002–March 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ANNUAL REPORT

PACIFIC FUNDS

To Our Pacific Funds Shareholders:

     We’ve prepared the enclosed investment results for each of the funds for the past 12 months. Each of the fund managers has prepared a discussion regarding the performance of the funds they manage, including commentary discussing positive and negative factors affecting performance.

     Thank you for investing in Pacific Funds. We appreciate your confidence and look forward to serving your financial needs in the years to come.

Thomas C. Sutton Chairman of the Board	Glenn S. Schafer President

PACIFIC FUNDS PERFORMANCE DISCUSSION

PF Aim Blue Chip Fund

Q. How did the fund perform for the year ended March 31, 2003?

A. For the year ended March 31, 2003, the fund’s Class A returned –26.55%* compared to a –24.75%** return for its benchmark, the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index). Complete performance information for all classes is included in the following table.

Performance Comparison

The following graph shows the value as of March 31, 2003 of a $10,000 investment made in Class A shares when the fund began operations. For comparison purposes, the performance of the fund’s benchmark (the S&P 500 Index) is also shown. Performance data for Class B and C shares will vary due to differences in fees and sales charges.

PF AIM Blue Chip Fund Class A without front-end sales charge
PF AIM Blue Chip Fund Class A with maximum front-end sales charge
- - - - - - - - - - -	S&P 500 Index

Average Annual Total Returns for the Periods Ended March 31, 2003

PF AIM Blue Chip Fund	Class A	Class B	Class C

1 Year Total Return:
Without sales charge*	-26.55%	-27.06%	-26.99%
With maximum sales charge***	-30.60%	-30.70%	-28.44%
S&P 500 Index**	-24.75%
Since Inception:
Without sales charge*	-13.22%	-13.77%	-13.75%
With maximum sales charge***	-16.42%	-16.08%	-14.32%
S&P 500 Index**	-11.32%

Performance data shown represents past performance. Investment return and principal value will fluctuate so that shares of the fund when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Q. Discuss both positive and negative factors that materially affected the fund’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. During the year ending March 31, 2003, the financial markets declined significantly, while the economy continued to make its way through a somewhat choppy recovery. All of the major indices posted disappointing returns. The NASDAQ Composite Stock Index (NASDAQ) was down 26.97%**, the S&P 500 Index declined by 24.75%**, and the Dow Jones Industrial Average posted a return of –21.45%** for the period. Some of the negative influences on the markets included repeated reports of scandalous activity in corporate America, fear of terrorism, and increased uncertainty over the war in Iraq. During the first three quarters of this period, the positive news related mostly to the economy, with average Gross Domestic Product (GDP) growth recorded at a healthy 2.2%, productivity rates at levels not seen in 50 years, relatively nonexistent inflation, a low interest rate environment that fueled consumer spending, and a booming housing market. However, during the first quarter of 2003, reports on the economy turned more negative after the start of the war. Preliminary estimates for first quarter GDP growth have been scaled back significantly since the beginning of the year. Employment statistics have also been worrisome as unemployment claims and payrolls were weaker than expected. The unemployment rate held steady at 5.8% by the end of the first quarter of 2003, suggesting little expansion in hiring, at least until a resolution of the Iraqi conflict. Consumer confidence also deteriorated amid war tensions and rising oil prices, falling to a nine-year low in March. As consumer confidence waned, spending data also declined. Burdened by higher energy prices, consumers scaled back their purchases. The housing market, until recently, had largely offset weak economic data; however, reports released in March also showed some signs of deceleration.

     During this period, all of the sectors within the S&P 500 Index posted large declines, with utilities and telecommunication services performing the worst. The health care sector had the best performance, but it was still down over 18% for the period. Growth stocks remained out of favor, as value stocks strongly outperformed during 2002; however, the growth style of investing has outperformed value since the beginning of 2003. Small-capitalization growth stocks suffered the greatest losses during the period, while mid-capitalization value-oriented stocks had the best performance.

     The fund seeks long-term growth of capital. Current income is of secondary importance. It invests mainly in equity securities of “blue chip” companies, which are typically large companies that are well established in their respective industries. The fund seeks to invest only in market leaders and is diversified across all sectors of its benchmark. In managing the fund in the uncertain market environment of the last fiscal year, we at AIM

_____________________

*	The total return for each fund includes reinvestment of all dividends and capital gain distributions, if any, and does not include deductions of any applicable sales charges. Past performance is not predictive of future performance.
**	This index is unmanaged and does not reflect any fees or expenses. Results include reinvested dividends.
***	Performance figures for each class reflect the deduction of any applicable maximum front-end sales charge at the time of investment, and reflect any applicable contingent deferred sales charge that would be deducted upon redemption at the end of the period presented.

PACIFIC FUNDS PERFORMANCE DISCUSSION (Continued)

continued to focus on diversification, both within sectors and across industries, while targeting high quality, market-leading companies with strong fundamentals. On average, the fund held an overweight position relative to the benchmark in the health care sector, and held underweight positions in consumer staples, industrials, telecommunication services, materials, and utilities during the period.

     The fund’s underperformance relative to its benchmark was largely due to its holdings in the information technology sector, as market-leading companies remained under pressure. The semiconductor industry within this sector performed the worst during the period. Good stock selection in the industrials sector helped the fund’s performance when compared to the benchmark, as did stock selection and an underweight position relative to the benchmark in consumer staples. The fund’s underweight position relative to the benchmark in telecommunication services also made a positive contribution, while holdings in the consumer discretionary sector detracted from performance as the war had a negative short-term impact on media related companies during the first quarter of 2003. The performance of the fund was also affected by its heavy exposure to very large capitalization stocks relative to its benchmark, which were out of favor in comparison to small-and mid-capitalization stocks during the first part of 2003.

     The top five contributors for the period were Forest Laboratories Inc., Zimmer Holdings Inc., Amgen Inc., SLM Corp., and St. Jude Medical Inc. The bottom five contributors were Home Depot Inc., General Electric Co., Citigroup Inc., Applied Materials Inc., and American International Group Inc.

PF AIM Aggressive Growth Fund

Q. How did the fund perform for the year ended March 31, 2003?

A. For the year ended March 31, 2003, the fund’s Class A returned –26.14%* compared to a –24.00%** return for the Russell 2500 Index and –29.28%** for the Russell 2500 Growth Index. The fund’s benchmark was changed to the Russell 2500 Growth Index due to the fund’s growth style of investing.

Complete performance information for all classes is included in the following table.

Performance Comparison

The following graph shows the value as of March 31, 2003 of a $10,000 investment made in Class A shares when the fund began operations. For comparison purposes, the performance of the fund’s benchmarks is also shown. Performance data for Class B and C shares will vary due to differences in fees and sales charges.

PF AIM Aggressive Growth Fund Class A without front-end sales charge
PF AIM Aggressive Growth Fund Class A with maximum front-end sales charge
– – – – – – – – –	Russell 2500 Index
–– –– –– ––	Russell 2500 Growth Index

Average Annual Total Returns for the Periods Ended March 31, 2003

PF AIM Aggressive Growth Fund	Class A	Class B	Class C

1 Year Total Return:
Without sales charge*	-26.14%	-26.44%	-26.36%
With maximum sales charge***	-30.22%	-30.12%	-27.84%
Russell 2500 Index**	-24.00%
Russell 2500 Growth Index**	-29.28%
Since Inception:
Without sales charge*	-9.18%	-9.61%	-9.51%
With maximum sales charge***	-12.53%	-12.02%	-10.11%
Russell 2500 Index**	-3.60%
Russell 2500 Growth Index**	-9.28%

Performance data shown represents past performance. Investment return and principal value will fluctuate so that shares of the fund when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Q. Discuss both positive and negative factors that materially affected the fund’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. During the year ending March 31, 2003, the financial markets declined significantly, while the economy continued to make its way through a somewhat choppy recovery. All of the major indices posted disappointing returns. The NASDAQ was down 26.97%**, the S&P 500 Index declined by 24.75%**, and the Dow Jones Industrial Average posted a return of –21.45%** for the period. Some of the negative influences on the markets included repeated reports of scandalous activity in corporate America, fear of terrorism, and increased uncertainty

_____________________

*	The total return for each fund includes reinvestment of all dividends and capital gain distributions, if any, and does not include deductions of any applicable sales charges. Past performance is not predictive of future performance.
**	This index is unmanaged and does not reflect any fees or expenses. Results include reinvested dividends.
***	Performance figures for each class reflect the deduction of any applicable maximum front-end sales charge at the time of investment, and reflect any applicable contingent deferred sales charge that would be deducted upon redemption at the end of the period presented.

PACIFIC FUNDS PERFORMANCE DISCUSSION (Continued)

over the war in Iraq. During the first three quarters of this period, the positive news related mostly to the economy, with average GDP growth recorded at a healthy 2.2%, productivity rates at levels not seen in 50 years, relatively nonexistent inflation, a low interest rate environment that fueled consumer spending, and a booming housing market. However, during the first quarter of 2003, reports on the economy turned more negative after the start of the war. Preliminary estimates for first quarter GDP growth have been scaled back significantly since the beginning of the year. Employment statistics have also been worrisome as unemployment claims and payrolls were weaker than expected. The unemployment rate held steady at 5.8% by the end of the first quarter of 2003, suggesting little expansion in hiring, at least until a resolution of the Iraqi conflict. Consumer confidence also deteriorated amid war tensions and rising oil prices, falling to a nine-year low in March. As consumer confidence waned, spending data also declined. Burdened by higher energy prices, consumers scaled back their purchases. The housing market, until recently, had largely offset weak economic data; however, reports released in March also showed some signs of deceleration.

     During this period, all of the sectors within the S&P 500 Index posted large declines, with utilities and telecommunication services performing the worst. The health care sector had the best performance, but it was still down over 18% for the period. Growth stocks remained out of favor, as value stocks strongly outperformed during 2002; however, the growth style of investing has outperformed value since the beginning of 2003. Small-capitalization growth stocks suffered the greatest losses during the period, while mid-capitalization value-oriented stocks had the best performance.

     The fund seeks long-term growth of capital, and invests mainly in equity securities of small and medium sized growth companies. It offers an earnings momentum investment strategy, and seeks to optimize full growth potential by typically holding stocks for longer durations.

     In the uncertain market environment of the past year, we took on a slightly defensive position for the fund by emphasizing a mix of core growth holdings and earnings momentum stocks. They reduced the fund’s holdings from 138 as of March 31, 2002 to 80 as of March 31, 2003 in order to focus on core names to help minimize risk and volatility. During the year, we increased the fund’s weight in more defensive sectors like health care and industrials, while decreasing positions in information technology due to the continued deterioration of the fundamentals in this sector. On average, the fund held overweight positions in the consumer discretionary and energy sectors, while holding underweight positions in consumer staples, financials, information technology, and telecommunication services relative to the Russell 2500 Growth Index. As the year came to an end, fund holdings emphasized stocks of high-quality companies with solid earnings growth prospects, as many of these companies reported strong earnings for their most recent fiscal quarters despite a struggling economy.

     The fund out-performed its benchmark, the Russell 2500 Growth Index, for the period. The fund’s out-performance was largely due to superior stock selection in the health care sector. Specifically, a lack of exposure to biotechnology stocks within this sector made the largest positive contribution to the fund’s out-performance. An underweight position in consumer staples stocks also made a positive contribution to performance when compared to the Russell 2500 Growth Index. Stock selection in the materials sector was the largest detractor from relative performance during the period, followed by stock selection in financials. In absolute terms, information technology had the largest negative impact for the year, but the fund had strong stock selection within this sector relative to the Russell 2500 Growth Index.

     The top five contributors for the year were Jacobs Engineering Group Inc., Medicis Pharmaceutical Corp. ‘A’, Pacific Sunwear of California Inc., Doral Financial Corp., and Apollo Group Inc. ‘A’. The bottom five contributors were OM Group Inc., Robert Half International Inc., Concord EFS Inc., DST Systems Inc., and SunGard Data Systems Inc.

PF INVESCO Health Sciences Fund

Q. How did the fund perform for the year ended March 31, 2003?

A. With a positive first quarter 2003 return of 2.13%* for the fund’s Class A versus –3.15%** for its benchmark, the S&P 500 Index, the fund returned –17.49%* compared to a –24.75%** return for its benchmark for the year ended March 31, 2003. Complete performance information for all classes is included in the following table.

_____________________

*	The total return for each fund includes reinvestment of all dividends and capital gain distributions, if any, and does not include deductions of any applicable sales charges. Past performance is not predictive of future performance.
**	This index is unmanaged and does not reflect any fees or expenses. Results include reinvested dividends.
***	Performance figures for each class reflect the deduction of any applicable maximum front-end sales charge at the time of investment, and reflect any applicable contingent deferred sales charge that would be deducted upon redemption at the end of the period presented.
A-4

PACIFIC FUNDS PERFORMANCE DISCUSSION (Continued)

Performance Comparison

The following graph shows the value as of March 31, 2003 of a $10,000 investment made in Class A shares when the fund began operations. For comparison purposes, the performance of the fund’s benchmark (the S&P 500 Index) is also shown. Performance data for Class B and C shares will vary due to differences in fees and sales charges.

PF INVESCO Health Sciences Fund Class A without front-end sales charge
PF INVESCO Health Sciences Fund Class A with maximum front-end sales charge
- - - - - - - - - - -	S&P 500 Index

Average Annual Total Returns for the Periods Ended March 31, 2003

PF INVESCO Health Sciences Fund	Class A	Class B	Class C

1 Year Total Return:
Without sales charge*	-17.49%	-17.95%	-17.85%
With maximum sales charge***	-22.06%	-22.05%	-19.49%
S&P 500 Index**	-24.75%
Since Inception:
Without sales charge*	-12.58%	-13.08%	-13.01%
With maximum sales charge***	-15.81%	-15.41%	-13.59%
S&P 500 Index**	-11.32%

Performance data shown represents past performance. Investment return and principal value will fluctuate so that shares of the fund when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Q. Discuss both positive and negative factors that materially affected the fund’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. For the year ended March 31, 2003, the PF INVESCO Health Sciences Fund declined sharply, falling essentially in line with the Standard & Poor’s Healthcare Index. However, the fund outperformed the broader S&P 500 Index’s return over the same time period.

     Through the majority of the period, the fund’s health services holdings (those health care companies that provide services, such as hospitals and HMOs, rather than offering products) performed extremely well — particularly during the second and third quarters of 2002. Then, at the end of October, 2002, Tenet Healthcare Corporation (no longer a fund holding) fell under scrutiny for its Medicare pricing tactics — news that quickly clouded the entire health services area. Following this development, the fund’s exposure to Tenet and other services leaders proved detrimental, hampering performance for the period. In response, we at INVESCO significantly cut back the fund’s exposure to hospitals and HMOs. This decision stemmed not only from the regulatory problems dogging hospitals, but also from our growing concern over the possibility that we could see cuts in Medicare going forward as the U.S. government attends to the current budget deficit.

     In restructuring the fund, we shifted a significant portion of assets from health services holdings into the large-capitalization pharmaceuticals group. A wave of new pharmaceutical products is expected in late 2003 or early 2004, which should bolster the industry. Furthermore, research we conducted during the period showed that for the first time in 40 years, the dividend yields on drug stocks had surpassed those of short-term Treasuries.

     We also increased the fund’s weighting in biotechnology stocks heading into 2003. It’s important to note, however, that we sought only profitable companies in this space — firms with strong earnings, positive cash flows, and proven biological products that have already been introduced to the market.

     Meanwhile, throughout the period, the fund maintained a substantial weighting in medical device companies, and many of the fund’s holdings representing this sub-sector outperformed its benchmark index. Specifically, we targeted those names poised to dominate the promising drug-coated stent market, which we believe will be the largest new therapeutic market in all of health care over the next two-to five-years. (Drug-coated stents are devices used to prop open arteries, and contain drugs to keep them unclogged.)

PF INVESCO Technology Fund

Q. How did the fund perform for the year ended March 31, 2003?

A. For the year ended March 31, 2003, the fund’s Class A returned –44.83%* compared to a –24.75%** return for its benchmark, the S&P 500 Index. Complete performance information for all classes is included in the following table.

_____________________

*	The total return for each fund includes reinvestment of all dividends and capital gain distributions, if any, and does not include deductions of any applicable sales charges. Past performance is not predictive of future performance.
**	This index is unmanaged and does not reflect any fees or expenses. Results include reinvested dividends.
***	Performance figures for each class reflect the deduction of any applicable maximum front-end sales charge at the time of investment, and reflect any applicable contingent deferred sales charge that would be deducted upon redemption at the end of the period presented.
A-5

PACIFIC FUNDS PERFORMANCE DISCUSSION (Continued)

Performance Comparison

The following graph shows the value as of March 31, 2003 of a $10,000 investment made in Class A shares when the fund began operations. For comparison purposes, the performance of the fund’s benchmark (the S&P 500 Index) is also shown. Performance data for Class B and C shares will vary due to differences in fees and sales charges.

PF INVESCO Technology Fund Class A without front-end sales charge
PF INVESCO Technology Fund Class A with maximum front-end sales charge
- - - - - - - - - - -	S&P 500 Index

Average Annual Total Returns for the Periods Ended March 31, 2003

PF INVESCO Technology Fund	Class A	Class B	Class C

1 Year Total Return:
Without sales charge*	-44.83%	-45.10%	-45.10%
With maximum sales charge***	-47.88%	-47.84%	-46.21%
S&P 500 Index**	-24.75%
Since Inception:
Without sales charge*	-22.08%	-22.46%	-22.46%
With maximum sales charge***	-24.96%	-24.55%	-22.98%
S&P 500 Index**	-11.32%

Performance data shown represents past performance. Investment return and principal value will fluctuate so that shares of the fund when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Q. Discuss both positive and negative factors that materially affected the fund’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. Investors remained risk averse throughout the past year, which translated into a rough period for technology stocks. During the summer, several high-profile accounting scandals and rising tensions on the West Bank unnerved investors. With the fall came concerns about another conflict with Iraq and worries that consumer spending could weaken. Underlying all of these headline developments was continued economic weakness, which meant that demand for technology products remained weak.

     The fourth quarter of 2002 and first quarter of 2003 saw performance improve somewhat, as the sector bounced sharply off the market lows seen during October, 2002. The sector’s strength could be attributed to the market’s anticipation of rising holiday consumer demand and corporate year-end spending on technology upgrades.

     Although technology stocks lost some of their momentum in January, 2003, the sector managed to finish the fiscal year on a positive note. While most market sectors declined in the face of the war, slipping consumer confidence and rising unemployment claims and energy prices, the technology sector managed to outperform the broader market during the first quarter of 2003.

     The late gains enjoyed by the technology sector could not offset losses endured earlier in the period. As such, the value of the fund’s shares declined for the one-year period ended March 31, 2003, and underperformed the S&P 500 Index.

     Frankly, the selling was so severe throughout the technology sector that there weren’t many industries that advanced. Information technology, consulting, software, communications equipment, computers, electronic equipment and semiconductors all declined sharply. Even more conservative technology stocks, such as those in the aerospace and defense industry and commercial services companies, declined.

     The fund’s lone bright spot was in Internet-related stocks. A handful of companies also made positive relative contributions to performance by declining less than the broader market. Included in this group were several technology “blue chips”. Wireless telecommunications services stocks also performed well.

PF Janus Strategic Value Fund

Q. How did the fund perform for the year ended March 31, 2003?

A. For the year ended March 31, 2003, the fund’s Class A returned –28.26%* compared to a –24.75%** return for its benchmark, the S&P 500 Index. Complete performance information for all classes is included in the following table.

_____________________

*	The total return for each fund includes reinvestment of all dividends and capital gain distributions, if any, and does not include deductions of any applicable sales charges. Past performance is not predictive of future performance.
**	This index is unmanaged and does not reflect any fees or expenses. Results include reinvested dividends.
***	Performance figures for each class reflect the deduction of any applicable maximum front-end sales charge at the time of investment, and reflect any applicable contingent deferred sales charge that would be deducted upon redemption at the end of the period presented.
A-6

PACIFIC FUNDS PERFORMANCE DISCUSSION (Continued)

Performance Comparison

The following graph shows the value as of March 31, 2003 of a $10,000 investment made in Class A shares when the fund began operations. For comparison purposes, the performance of the fund’s benchmark (the S&P 500 Index) is also shown. Performance data for Class B and C shares will vary due to differences in fees and sales charges.

PF Janus Strategic Value Fund Class A without front-end sales charge
PF Janus Strategic Value Fund Class A with maximum front-end sales charge
- - - - - - - - - - -	S&P 500 Index

Average Annual Total Returns for the Periods Ended March 31, 2003

PF Janus Strategic Value Fund	Class A	Class B	Class C

1 Year Total Return:
Without sales charge*	-28.26%	-28.66%	-28.57%
With maximum sales charge***	-32.23%	-32.21%	-30.02%
S&P 500 Index**	-24.75%
Since Inception:
Without sales charge*	-12.08%	-12.52%	-12.47%
With maximum sales charge***	-15.32%	-14.85%	-13.05%
S&P 500 Index**	-11.32%

Performance data shown represents past performance. Investment return and principal value will fluctuate so that shares of the fund when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Q. Discuss both positive and negative factors that materially affected the fund’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. Before regaining traction in October, stocks generally fell during the first six months of the fund’s fiscal year. The modest fourth quarter rally proved to be too little, too late, however, and the S&P 500 Index resumed its slide during the opening months of 2003, ultimately finishing the period down more than 24%. The Dow Jones Industrial Average, which lost 21.45%** during the period, fared slightly better. However, the higher-growth-tilted NASDAQ turned in the worst performance of all three benchmarks, giving back more than 26.97%** for the period. Despite the NASDAQ’s difficult performance, growth stocks modestly outperformed their value-oriented peers, with the

S&P/Barra Growth Index losing 23.61%** of its value versus the 26.19%** drop of the S&P/Barra Value Index.

     Exposure to information technology stocks, in which the fund was underweight relative to the benchmark index, worked against the fund during this period. Additionally, stocks in the industrial sector, in which the fund was overweight relative to the benchmark, were also negative detractors. On the other hand, the consumer discretionary and financial sectors, in which the fund was overweight and underweight, respectively, relative to the benchmark, represented the top-two performing sectors in the fund.

     The biggest disappointment was utilities company El Paso Corp., followed by industrial conglomerate Tyco International Ltd. both of which declined, detracting from results. Cadence Design Systems Inc., which provides design software to the semiconductor industry, was the fund’s third biggest detractor from performance. Rounding out the list of negative contributors were HR data outsourcing firm Ceridian Corp., and toy retailer Toys “R” Us Inc., which also declined.

     Digital Broadcast Services provider EchoStar Communications Corp ‘A’, better known as Dish Network, was the fund’s strongest gainer. Elsewhere, Station Casinos Inc., which targets local resident gamblers in Las Vegas, contributed to performance. Meanwhile, credit rating service Moody’s Corp. and natural gas firm Kinder Morgan Management LLC also gained ground, offering modest gains, as did financial concern SLM Corp., commonly known as Sallie Mae.

PF Janus Growth LT Fund

Q. How did the fund perform for the year ended March 31, 2003?

A. For the year ended March 31, 2003, the fund’s Class A returned –26.16%* compared to a –24.75%** return for its benchmark, the S&P 500 Index. These results were earned under the tenure of Warren B. Lammert, Fund Manager. Mr. Lammert departed Janus on March 31, 2003, and turned over all portfolio management responsibilities to David Corkins on that date. Mr. Corkins co-managed the fund during the entire month of March, 2003. Complete performance information for all classes is included in the following table.

_____________________

*	The total return for each fund includes reinvestment of all dividends and capital gain distributions, if any, and does not include deductions of any applicable sales charges. Past performance is not predictive of future performance.
**	This index is unmanaged and does not reflect any fees or expenses. Results include reinvested dividends.
***	Performance figures for each class reflect the deduction of any applicable maximum front-end sales charge at the time of investment, and reflect any applicable contingent deferred sales charge that would be deducted upon redemption at the end of the period presented.
A-7

PACIFIC FUNDS PERFORMANCE DISCUSSION (Continued)

Performance Comparison

The following graph shows the value as of March 31, 2003 of a $10,000 investment made in Class A shares when the fund began operations. For comparison purposes, the performance of the fund’s benchmark (the S&P 500 Index) is also shown. Performance data for Class B and C shares will vary due to differences in fees and sales charges.

PF Janus Growth LT Fund Class A without front-end sales charge
PF Janus Growth LT Fund Class A with maximum front-end sales charge
- - - - - - - - - - -	S&P 500 Index

Average Annual Total Returns for the Periods Ended March 31, 2003

PF Janus Growth LT Fund	Class A	Class B	Class C

1 Year Total Return:
Without sales charge*	-26.16%	-26.31%	-26.58%
With maximum sales charge***	-30.22%	-30.00%	-28.01%
S&P 500 Index**	-24.75%
Since Inception:
Without sales charge*	-16.43%	-16.66%	-16.83%
With maximum sales charge***	-19.51%	-18.90%	-17.38%
S&P 500 Index**	-11.32%

Performance data shown represents past performance. Investment return and principal value will fluctuate so that shares of the fund when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Q. Discuss both positive and negative factors that materially affected the fund’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. Stocks generally fell during the first six months of the fund’s fiscal year before regaining traction in October. The modest fourth quarter, 2002 rally proved to be too little, too late, however, and the S&P 500 Index resumed its slide during the opening months of 2003, ultimately finishing the year ended March 31, 2003 down more than 24%**. The Dow Jones Industrial Average, which lost 21.45%**, fared slightly better. However, the higher-growth NASDAQ turned in the worst performance of all three indices, giving back more than 26.97%** during the year. Despite the NASDAQ’s difficult performance, growth stocks modestly outperformed their value-oriented peers, with the S&P/Barra Growth Index losing 23.61%** of its value versus the 26.19%** drop of the S&P/Barra Value Index.

     The fund’s exposure to information technology stocks, an area where it carried a modest overweighting relative to the benchmark, was the biggest detractor from performance as stock selection in the sector worked against the fund. The fund’s underweighting relative to the benchmark in industrial stocks – where we carried roughly half the exposure of the benchmark – was the second biggest detractor from results. Together, these two sectors accounted for the fund’s total underperformance.

     Top contributors to performance included the health care sector, an area where we had carefully built a sizable exposure relative to the benchmark. Meanwhile, the fund’s lack of exposure to telecommunications services stocks, a poorly performing sector we largely avoided, also worked to the fund’s advantage.

     The biggest disappointment was cellular handset and wireless infrastructure company Nokia OYJ, which cost the fund in performance. Diversified financial services firm Citigroup Inc. also declined, detracting from results. Flextronics International Ltd., which manufactures electronics for other firms on a contract basis, was our third biggest disappointment. Rounding out the list of negative contributors to fund performance were laboratory services provider Laboratory Corp. of America Holdings, which detracted from results, and Celestica Inc., a company that, like Flextronics International Ltd., competes in the electronics manufacturing industry.

     Internet-based retailer Amazon.com Inc. was the fund’s top performer during the period. The company added to fund results. The second best performer was Yahoo! Inc., the Internet search site. Yahoo! Inc., together with pharmaceutical maker Forest Laboratories Inc. and medical device maker Medtronic Inc. contributed to the fund’s performance. Satellite television provider EchoStar Communications Corp. ‘A’, rounded out the list of top performers, also adding to fund performance.

_____________________

*	The total return for each fund includes reinvestment of all dividends and capital gain distributions, if any, and does not include deductions of any applicable sales charges. Past performance is not predictive of future performance.
**	This index is unmanaged and does not reflect any fees or expenses. Results include reinvested dividends.
***	Performance figures for each class reflect the deduction of any applicable maximum front-end sales charge at the time of investment, and reflect any applicable contingent deferred sales charge that would be deducted upon redemption at the end of the period presented.
A-8

PACIFIC FUNDS PERFORMANCE DISCUSSION (Continued)

PF Lazard International Value Fund

Q. How did the fund perform for the year ended March 31, 2003?

A. For the year ended March 31, 2003, the fund’s Class A returned –20.50%* compared to a –23.59%**** return for its benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index. Complete performance information for all classes is included in the following table.

Performance Comparison

The following graph shows the value as of March 31, 2003 of a $10,000 investment made in Class A shares when the fund began operations. For comparison purposes, the performance of the fund’s benchmark (the MSCI EAFE Index) is also shown. Performance data for Class B and C shares will vary due to differences in fees and sales charges.

PF Lazard International Value Fund Class A without front-end sales charge
PF Lazard International Value Fund Class A with maximum front-end sales charge
- - - - - - - - - - -	MSCI EAFE Index

Average Annual Total Returns for the Periods Ended March 31, 2003

PF Lazard International Value Fund	Class A	Class B	Class C

1 Year Total Return:
Without sales charge*	-20.50%	-20.93%	-20.93%
With maximum sales charge***	-24.91%	-24.84%	-22.48%
MSCI EAFE Index****	-23.59%
Since Inception:
Without sales charge*	-7.89%	-8.36%	-8.39%
With maximum sales charge***	-11.29%	-10.79%	-8.99%
MSCI EAFE Index****	-12.01%

Performance data shown represents past performance. Investment return and principal value will fluctuate so that shares of the fund when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Q. Discuss both positive and negative factors that materially affected the fund’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. Confounding the expectations of most market participants, stocks continued their decline in the twelve months ending March 31, 2003, with the MSCI EAFE Index falling approximately 24%****. The fund defended well in the decline, falling less than the overall market, although unable to avoid weakness entirely.

     Concerns over terrorism, impending war, and fall-out from U.S. accounting scandals weighed heavily on the markets. Adding to market anxiety was slower-than-expected economic growth worldwide and continued weakness in corporate spending and investment.

     The fund’s consumer staples holdings, whose earnings have been relatively unaffected by the economic doldrums, performed well. While this defensive sector has outperformed throughout this bear market, valuations remain attractive: the group’s earnings have been resilient while in most other sectors earnings have declined dramatically. The fund’s European energy holdings also performed well due to both their defensive characteristics, and attractive valuations relative to their peers. Technology holdings experienced weakness, as there has yet to be a significant rebound in demand for IT products.

PF MFS Mid-Cap Growth Fund

Q. How did the fund perform for the year ended March 31, 2003?

A. For the year ended March 31, 2003, the fund’s Class A returned –40.51%* compared to a –26.11%** return for its benchmark, the Russell Midcap Growth Index. Complete performance information for all classes is included in the following table.

_____________________

*	The total return for each fund includes reinvestment of all dividends and capital gain distributions, if any, and does not include deductions of any applicable sales charges. Past performance is not predictive of future performance.
**	This index is unmanaged and does not reflect any fees or expenses. Results include reinvested dividends.
***	Performance figures for each class reflect the deduction of any applicable maximum front-end sales charge at the time of investment, and reflect any applicable contingent deferred sales charge that would be deducted upon redemption at the end of the period presented.
****	This index is unmanaged and includes reinvested dividends after deducting withholding taxes.
A-9

PACIFIC FUNDS PERFORMANCE DISCUSSION (Continued)

Performance Comparison

The following graph shows the value as of March 31, 2003 of a $10,000 investment made in Class A shares when the fund began operations. For comparison purposes, the performance of the fund’s benchmark (the Russell Midcap Growth Index) is also shown. Performance data for Class B and C shares will vary due to differences in fees and sales charges.

PF MFS Mid-Cap Growth Fund Class A without front-end sales charge
PF MFS Mid-Cap Growth Fund Class A with maximum front-end sales charge
- - - - - - - - - - -	Russell Midcap Growth Index

Average Annual Total Returns for the Periods Ended March 31, 2003

PF MFS Mid-Cap Growth Fund	Class A	Class B	Class C

1 Year Total Return:
Without sales charge*	-40.51%	-40.84%	-40.78%
With maximum sales charge***	-43.78%	-43.47%	-41.88%
Russell Midcap Growth Index**	-26.11%
Since Inception:
Without sales charge*	-22.92%	-23.33%	-23.27%
With maximum sales charge***	-25.77%	-25.13%	-23.78%
Russell Midcap Growth Index**	-5.25%

Performance data shown represents past performance. Investment return and principal value will fluctuate so that shares of the fund when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Q. Discuss both positive and negative factors that materially affected the fund’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. Despite a rally in the fourth quarter of 2002 and a war-related rally in late March 2003, the past year has been a challenging year for stock investors, with most equity indices posting double-digit declines. Most industries and sectors showed few signs of improving business fundamentals such as earnings and cash flow growth. The one exception was media companies, including television and radio broadcasters, which benefited from an uptick in advertising spending.

     In the equity market, the fund experienced extreme volatility. A sharp market plunge that began in August 2002 continued in September. In October and November the fund enjoyed a brief rally that, in our view, was fueled largely by investor sentiment that stock valuations had simply fallen too far — and not by much real improvement in company fundamentals. The fund also experienced a brief rally in late March 2003, which, we at MFS believe, was driven by the certainty of action in Iraq and the belief that the fighting would be short.

     Most of the fund’s underperformance versus its benchmark index occurred early in the period, when the fund held a number of very large positions in stocks that fell dramatically. Until late in 2001, a strategy of holding large positions in stocks in which we had long-term confidence had worked well for the fund; in the first half of 2002, however, that strategy worked against us. The prices of many key holdings collapsed, including stocks in the technology, business services, telecommunications, and health care sectors.

     The management team and the strategy of the fund were changed in June. We began a transition to a more diversified and less concentrated fund, with more companies represented in the portfolio and smaller positions in individual companies. By the end of 2002, the transition had been completed, and we believe investors have begun to see results from this new strategy.

     In the latter half of the period, we began to see benefits from diversifying into some relatively new areas for the fund. In property and casualty insurance for example, we invested in what our research indicated were upturns in the business cycle. Insurance firms benefited from price increases, after many years in which competition had cut pricing to unprofitable levels.

PF MFS Global Growth Fund

Q. How did the fund perform for the year ended March 31, 2003?

A. For the year ended March 31, 2003, the fund’s Class A returned –24.11%* compared to a –24.19%**** return for its benchmark, the Morgan Stanley Capital International (MSCI) All Country World Index Free. Complete performance information for all classes is included in the following table.

_____________________

*	The total return for each fund includes reinvestment of all dividends and capital gain distributions, if any, and does not include deductions of any applicable sales charges. Past performance is not predictive of future performance.
**	This index is unmanaged and does not reflect any fees or expenses. Results include reinvested dividends.
***	Performance figures for each class reflect the deduction of any applicable maximum front-end sales charge at the time of investment, and reflect any applicable contingent deferred sales charge that would be deducted upon redemption at the end of the period presented.
****	This index is unmanaged and includes reinvested dividends after deducting withholding taxes.
A-10

PACIFIC FUNDS PERFORMANCE DISCUSSION (Continued)

Performance Comparison

The following graph shows the value as of March 31, 2003 of a $10,000 investment made in Class A shares when the fund began operations. For comparison purposes, the performance of the fund’s benchmark (the MSCI All Country World Index Free) is also shown. Performance data for Class B and C shares will vary due to differences in fees and sales charges.

PF MFS Global Growth Fund Class A without front-end sales charge
PF MFS Global Growth Fund Class A with maximum front-end sales charge
- - - - - - - - - - -	MSCI All Country World Index Free

Average Annual Total Returns for the Periods Ended March 31, 2003

PF MFS Global Growth Fund	Class A	Class B	Class C

1 Year Total Return:
Without sales charge*	-24.11%	-24.52%	-24.43%
With maximum sales charge***	-28.27%	-28.22%	-25.91%
MSCI All Country World Index Free****	-24.19%
Since Inception:
Without sales charge*	-11.06%	-11.54%	-11.47%
With maximum sales charge***	-14.34%	-13.87%	-12.06%
MSCI All Country World Index Free****	-11.16%

Performance data shown represents past performance. Investment return and principal value will fluctuate so that shares of the fund when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Q. Discuss both positive and negative factors that materially affected the fund’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. The period was dominated by uncertainty and volatility, two conditions unfavorable for equity markets and especially for growth stocks. Beginning in early spring of 2002, markets around the world experienced a strong downdraft that lasted into early October. The major factor, in our view, was an expected recovery that didn’t happen. We at MFS think that going into 2002, investors anticipated a global economic recovery in the second half of the year. When it became clear that was not happening, stock prices fell around the world as expectations of a recovery were pushed out further and further.

In the fourth quarter of 2002, stock markets reversed direction again, rising on news that third quarter earnings, while not robust, were at least not disappointing.

     In a tough period for most of the developed world, the fund’s overweight position in emerging market securities, relative to its benchmark index, helped performance. We think emerging markets did well largely because developing nations such as China and South Korea had a large amount of internal demand that continued to grow over the period. In addition, our research helped us avoid much of the turmoil in Latin American equities caused by presidential elections in Brazil.

     Relatively defensive positioning in international developed markets also helped fund performance. We tried to avoid some of the global volatility by investing in companies whose businesses we thought would be able to grow despite the ups and downs of the economy.

     The health care sector, which has historically tended to perform relatively well in a tough economy, suffered over the period. Large pharmaceutical firms found their drug patents challenged by generic drug companies, while investors worried that the challenges, if successful, might impair future earnings.

PF PIMCO Inflation Managed Fund

Q. How did the fund perform for the period since inception ending March 31, 2003?

A. For the period ending March 31, 2003, the fund’s Class A returned 3.30%* compared to a 2.83%** return for its benchmark, the Lehman Brothers Global Real: U.S. TIPs Index. Complete performance information for all classes is included in the following table.

_____________________

*	The total return for each fund includes reinvestment of all dividends and capital gain distributions, if any, and does not include deductions of any applicable sales charges. Past performance is not predictive of future performance.
**	This index is unmanaged and does not reflect any fees or expenses. Results include reinvested dividends.
***	Performance figures for each class reflect the deduction of any applicable maximum front-end sales charge at the time of investment, and reflect any applicable contingent deferred sales charge that would be deducted upon redemption at the end of the period presented.
****	This index is unmanaged and includes reinvested dividends after deducting withholding taxes.
A-11

PACIFIC FUNDS PERFORMANCE DISCUSSION (Continued)

Performance Comparison

The following graph shows the value as of March 31, 2003 of a $10,000 investment made in Class A shares when the fund began operations. For comparison purposes, the performance of the fund’s benchmark (the Lehman Brothers Global Real: U.S. TIPs Index) is also shown. Performance data for Class B and C shares will vary due to differences in fees and sales charges.

PF PIMCO Inflation Managed Fund Class A without front-end sales charge
PF PIMCO Inflation Managed Fund Class A with maximum front-end sales charge
- - - - - - - - - - -	Lehman Brothers Global Real: U.S. TIPs Index

Total Returns (Non-Annualized) for the Period Ended March 31, 2003

PF PIMCO Inflation Managed Fund	Class A	Class B	Class C

Since Inception:
Without sales charge*	3.30%	3.16%	3.11%
With maximum sales charge***	-2.36%	-1.84%	1.10%
Lehman Brothers Global Real:
U.S. TIPs Index**	2.83%

Performance data shown represents past performance. Investment return and principal value will fluctuate so that shares of the fund when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Q. Discuss both positive and negative factors that materially affected the fund’s performance during the period, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. The flight to safer assets such as Treasuries that characterized financial markets for much of 2002 transitioned into a move toward higher yielding fixed income securities. Despite this movement away from safer assets, Treasury Inflation Protected Securities (“TIPs”) performed well, outpacing both the S&P 500 Index and the broad bond market for the first quarter of 2003.

     For the period since the fund’s inception on December 31, 2002 to March 31, 2003 the fund outperformed its benchmark. Interest rate strategies helped performance overall, as the fund emphasized intermediate TIPs where inflation protected yields fell the most.

     In managing the fund, we at PIMCO will emphasize shorter maturity TIPs which are attractive due to the recent spike in oil prices and associated short-term inflation. We will also emphasize longer maturity TIPs, since increased fiscal deficits will likely drive long run inflation rates up. Finally, we will continue to modestly use higher yielding sectors such as corporate bonds and emerging markets to add to returns.

PF PIMCO Managed Bond Fund

Q. How did the fund perform for the year ended March 31, 2003?

A. For the year ended March 31, 2003, the fund’s Class A returned 12.80%* compared to a 13.40%** return for its benchmark, the Lehman Brothers Government/Credit Index. Complete performance information for all classes is included in the following table.

Performance Comparison

The following graph shows the value as of March 31, 2003 of a $10,000 investment made in Class A shares when the fund began operations. For comparison purposes, the performance of the fund’s benchmark (the Lehman Brothers Government/Credit Index) is also shown. Performance data for Class B and C shares will vary due to differences in fees and sales charges.

PF PIMCO Managed Bond Fund Class A without front-end sales charge
PF PIMCO Managed Bond Fund Class A with maximum front-end sales charge
- - - - - - - - - - -	Lehman Brothers Government/CreditIndex

Average Annual Total Returns for the Periods Ended March 31, 2003

PF PIMCO Managed Bond Fund	Class A	Class B	Class C

1 Year Total Return:
Without sales charge*	12.80%	12.27%	12.28%
With maximum sales charge***	6.63%	7.27%	10.16%
Lehman Brothers
Government/Credit Index**	13.40%
Since Inception:
Without sales charge*	8.17%	7.63%	7.63%
With maximum sales charge***	4.17%	5.04%	6.92%
Lehman Brothers
Government/Credit Index**	8.44%

Performance data shown represents past performance. Investment return and principal value will fluctuate so that shares of the fund when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

____________________

*	The total return for each fund includes reinvestment of all dividends and capital gain distributions, if any, and does not include deductions of any applicable sales charges. Past performance is not predictive of future performance.
**	This index is unmanaged and does not reflect any fees or expenses. Results include reinvested dividends.
***	Performance figures for each class reflect the deduction of any applicable maximum front-end sales charge at the time of investment, and reflect any applicable contingent deferred sales charge that would be deducted upon redemption at the end of the period presented.
A-12

PACIFIC FUNDS PERFORMANCE DISCUSSION (Continued)

Q. Discuss both positive and negative factors that materially affected the fund’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. The year ended March 31, 2003 marked an especially volatile time for financial markets. For much of this period, geopolitical uncertainty encouraged investors’ flight to safer assets. This trend abated somewhat in the later part of the 12-month period as market participants moved toward higher yielding fixed income securities. As a result, at the end of the period, capital flocked to U.S. corporate and emerging market bonds that offered substantial yield premiums relative to the safest asset classes.

     The fund modestly underperformed its benchmark for the year ended March 31, 2003. A variety of strategies contributed to this performance. The fund’s general level of interest rate sensitivity was a modest drag on returns for the year. However, the fund’s emphasis on intermediate maturity securities, especially over the first half of the year, proved to be notably positive as yields dropped the most for these maturities.

     Overall, the fund benefited from its sector strategies. An emphasis in mortgage-backed securities was positive for performance as these higher yielding securities provided attractive returns. A lower than benchmark exposure to corporate securities helped returns over the course of the year as corporate issues underperformed. However, an emphasis in telecommunications and utilities issues hurt returns as these sectors suffered amid a general flight to quality over the last year. Finally, exposure to emerging market debt was modestly positive for returns. This sector benefited from improving economic fundamentals in many developing countries over the last twelve months.

PF Pacific Life Money Market Fund

Q. How did the fund perform for the year ended March 31, 2003?

A. For the year ended March 31, 2003, the fund’s Class A returned 0.58%* compared to a 1.65%** return for its benchmark, the Merrill Lynch 3-Month U.S. T-Bill Index.The current yield for Class A measured during the seven-day period ending March 31, 2003 was 0.33%*.

Q. Discuss both positive and negative factors that materially affected the fund’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. For the twelve months ending March 31, 2003, short-term interest rates remained at historically low levels. From April, 2002 through October, 2002, three-month Treasury bill yields were in the 1.60% to 1.70% range. In November, 2002, rates dropped noticeably, ultimately yielding around 1.20%. 90-day commercial paper yields closely followed the pattern that three-month Treasury bills took. Yields were generally about .10% above Treasury bills. The fourth quarter, 2002 drop in rates was precipitated by the Federal Reserve Board’s (Fed) decrease of their target interest rate from 1.75% to its current level of 1.25%. Continued economic weakness has kept the Federal Open Market Committee busy trying to determine if the current environment is directly related to the war in Iraq. Until economic fundamentals become clearer, the Federal Open Market Committee appears to be on hold.

     The shape of the short-term yield curve was generally flat, although at times we saw an inverted yield curve. This represents the view that rates will continue to be low, with the prospect that yields could decrease even further. Consequently, the view on where to hold the fund’s average maturity has been ambiguous. With three-to six-month yields at or below one-to three-month yields, there was little incentive to extend the fund’s average maturity. However, with the prospect for lower rates likely, shortening the fund’s average maturity didn’t seem to be the answer either. Ultimately, our strategy was to find yield at various points on the yield curve, placing less weight on maturity and more weight on credit quality.

     For much of the year, the availability of high quality commercial paper was in short supply. The current, prolonged low interest rate environment has allowed many top tier issuers to issue longer-term debt, thus reducing their dependence on the commercial paper market. Consequently, we were required to invest in higher quality, lower yielding assets. These generally were U.S. Treasury bills or agency discount notes.

     The commercial paper market as a whole has been relatively tricky. Anticipating future issuance proved difficult. Consequently, the sector could not be counted on to provide consistent yield. We were able to find steady issuance, and relatively attractive yields, in the pharmaceutical and telecommunications sectors. Callable agency securities were plentiful, thus providing a safe place to invest cash flow. While these securities contain very little credit risk, the built-in call option allows for a substantial yield pickup over commercial paper and traditional agency discount notes.

____________________

*	The total return and 7-day yield for PF Pacific Life Money Market Fund includes reinvestment of all dividends and capital gain distributions, if any, and does not include deductions of any applicable sales charges. Past performance is not predictive of future performance.
**	This index is unmanaged and does not reflect any fees or expenses. Results include reinvested dividends.
***	Performance figures for each class reflect the deduction of any applicable maximum front-end sales charge at the time of investment, and reflect any applicable contingent deferred sales charge that would be deducted upon redemption at the end of the period presented.
A-13

PACIFIC FUNDS PERFORMANCE DISCUSSION (Continued)

PF Putnam Equity Income Fund

Q. How did the fund perform for the year ended March 31, 2003?

A. For the year ended March 31, 2003, the fund’s Class A returned –23.59%* compared to a –22.79%** return for its benchmark, the Russell 1000 Value Index. Complete performance information for all classes is included in the following table.

Performance Comparison

The following graph shows the value as of March 31, 2003 of a $10,000 investment made in Class A shares when the fund began operations. For comparison purposes, the performance of the fund’s benchmark (the Russell 1000 Value Index) is also shown. Performance data for Class B and C shares will vary due to differences in fees and sales charges.

PF Putnam Equity Income Fund Class A without front-end sales charge
PF Putnam Equity Income Fund Class A with maximum front-end sales charge
- - - - - - - - - - -	Russell 1000 Value Index

Average Annual Total Returns for the Periods Ended March 31, 2003

PF Putnam Equity Income Fund	Class A	Class B	Class C

1 Year Total Return:
Without sales charge*	-23.59%	-23.92%	-23.83%
With maximum sales charge***	-27.80%	-27.69%	-25.37%
Russell 1000 Value Index**	-22.79%
Since Inception:
Without sales charge*	-16.51%	-16.94%	-16.86%
With maximum sales charge***	-20.21%	-19.58%	-17.52%
Russell 1000 Value Index**	-16.04%

Performance data shown represents past performance. Investment return and principal value will fluctuate so that shares of the fund when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Q. Discuss both positive and negative factors that materially affected the fund’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. For the year ended March 31, 2003, the PF Putnam Equity Income Fund slightly underperformed its benchmark index. A favorable overweight position versus the benchmark in the consumer cyclicals sector and strong stock selection (Ford Motor Company Capital Trust II, J.C. Penney Co. Inc., Liberty Media Corp. ‘A’) in this sector contributed positively to performance. Selected stocks in the transportation sector (Union Pacific Corp.) and technology sector (Lexmark International Inc., PeopleSoft Inc., BMC Software Inc.) also proved beneficial. Weaker stock selection in the financial (ACE Ltd., The Bank of New York Co. Inc., Comerica Inc.) and energy (BP PLC ADR, Royal Dutch Petroleum Co. ‘NY’, TotalFinaElf SA ADR) sectors detracted from performance.

     Compared to the benchmark, an overweight position in Charter One Financial Inc. (savings and loans, financials) was a primary contributor to results for the period as solid performance lifted shares above those of other companies in the financial sector. Underweighting WorldCom Inc. (competitive local exchange carriers, communications services) also aided relative performance as investigations into fraudulent accounting procedures and the company’s subsequent bankruptcy filing forced share prices lower. Strong pricing and enrollment trends translated into robust performance for Anthem Inc. (HMOs/managed care), a significant contributor in the health care sector. Anthem Inc. was also added to the S&P 500 Index during the fund’s fiscal year.

     Holdings adversely affecting fund performance included an overweight position versus the benchmark in Tyco International Ltd. (conglomerates), which fell first on allegations of accounting irregularities and again on reduced earnings forecasts due to expenses related to accounting issues within its security division. In the health care sector, an overweight to CIGNA Corp. (HMOs/managed care) had a negative impact after the company announced lower earnings estimates due to higher costs. Accounting irregularities in Dynegy Inc.’s energy trading unit and reduced financial forecasts made it a negative contributor.

PF Putnam Research Fund

Q. How did the fund perform for the year ended March 31, 2003?

A. For the year ended March 31, 2003, the fund’s Class A returned –26.30%* compared to a –24.75%** return for its benchmark, the S&P 500 Index. Complete performance information for all classes is included in the following table.

____________________

*	The total return for each fund includes reinvestment of all dividends and capital gain distributions, if any, and does not include deductions of any applicable sales charges. Past performance is not predictive of future performance.
**	This index is unmanaged and does not reflect any fees or expenses. Results include reinvested dividends.
***	Performance figures for each class reflect the deduction of any applicable maximum front-end sales charge at the time of investment, and reflect any applicable contingent deferred sales charge that would be deducted upon redemption at the end of the period presented.
A-14

PACIFIC FUNDS PERFORMANCE DISCUSSION (Continued)

Performance Comparison

The following graph shows the value as of March 31, 2003 of a $10,000 investment made in Class A shares when the fund began operations. For comparison purposes, the performance of the fund’s benchmark (the S&P 500 Index) is also shown. Performance data for Class B and C shares will vary due to differences in fees and sales charges.

PF Putnam Research Fund Class A without front-end sales charge
PF Putnam Research Fund Class A with maximum front-end sales charge
- - - - - - - - - - -	S&P 500 Index

Average Annual Total Returns for the Periods Ended March 31, 2003

PF Putnam Research Fund	Class A	Class B	Class C

1 Year Total Return:
Without sales charge*	-26.30%	-26.61%	-26.64%
With maximum sales charge***	-30.35%	-30.28%	-28.10%
S&P 500 Index**	-24.75%
Since Inception:
Without sales charge*	-21.90%	-22.29%	-22.32%
With maximum sales charge***	-25.36%	-24.79%	-22.94%
S&P 500 Index**	-20.17%

Performance data shown represents past performance. Investment return and principal value will fluctuate so that shares of the fund when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Q. Discuss both positive and negative factors that materially affected the fund’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. For the year ended March 31, 2003, the PF Putnam Research Fund modestly trailed its benchmark index, primarily due to unrewarded stock selection in the financial and conglomerates sectors, while the fund benefited from effective stock selection in the consumer cyclicals and health care sectors.

     Holdings in the financial sector were the greatest detractor from relative results, particularly in the consumer finance industry. Rising loan-loss numbers heightened investor concern about consumer finance companies including fund holdings Capital One Financial Corp., Household International Inc., and

MBNA Corp. Even holdings of companies that the fund’s management team believes have effective risk management programs, were hurt.

     The fund also lost ground in conglomerate stocks. An overweight position versus the benchmark to Tyco International Ltd. detracted from performance as the company continued to suffer setbacks from decisions made by its old management team, even as the new management worked to improve corporate governance and business practices.

     In the consumer cyclicals sector, stock selection in retail cyclicals was the greatest contributor to relative results. Overweight positions versus the benchmark in J.C. Penney Co. Inc. and The TJX Cos. Inc. proved beneficial as these discount department stores profited from consumers’ added attention to how they spend their dollar in this difficult economic time. Not holding Home Depot Inc. in the fund’s portfolio proved beneficial to relative performance as its stock suffered due to increasing competition from Lowe’s Cos. Inc. and efforts by new management to reenergize the company.

     Holdings in the health care sector contributed to results primarily due to effective stock selection in health care services. Overweights versus the benchmark to AmerisourceBergen Corp., HCA Inc., and WellPoint Health Networks Inc. were particularly beneficial. Health-care services companies fared well in this time period because of the favorable environment for this industry: pricing power was strong and costs were down, resulting in improved margins.

     The fund also benefited from effective stock selection in the technology sector, particularly computers. An overweight position versus the benchmark to Hewlett-Packard Co. was a relative contributor. Hewlett-Packard Co. fared well due to their merger with Compaq Computer Corp., which many investors believed would create profit-generating synergies, and particularly well relative to other technology companies which generally suffered during the period due to stagnant capital spending.

PF Salomon Brothers Large-Cap Value Fund

Q. How did the fund perform for the year ended March 31, 2003?

A. For the year ended March 31, 2003, the fund’s Class A returned –27.69%* compared to a –24.75%** return for its benchmark, the S&P 500 Index. Complete performance information for all classes is included in the following table.

____________________

*	The total return for each fund includes reinvestment of all dividends and capital gain distributions, if any, and does not include deductions of any applicable sales charges. Past performance is not predictive of future performance.
**	This index is unmanaged and does not reflect any fees or expenses. Results include reinvested dividends.
***	Performance figures for each class reflect the deduction of any applicable maximum front-end sales charge at the time of investment, and reflect any applicable contingent deferred sales charge that would be deducted upon redemption at the end of the period presented.
A-15

PACIFIC FUNDS PERFORMANCE DISCUSSION (Continued)

Performance Comparison

The following graph shows the value as of March 31, 2003 of a $10,000 investment made in Class A shares when the fund began operations. For comparison purposes, the performance of the fund’s benchmark (the S&P 500 Index) is also shown. Performance data for Class B and C shares will vary due to differences in fees and sales charges.

PF Salomon Brothers Large-Cap Value Fund Class A without front-end sales charge
PF Salomon Brothers Large-Cap Value Fund Class A with maximum front-end sales charge
- - - - - - - - - - -	S&P 500 Index

Average Annual Total Returns for the Periods Ended March 31, 2003

PF Salomon Brothers
Large-Cap Value Fund	Class A	Class B	Class C

1 Year Total Return:
Without sales charge*	-27.69%	-28.02%	-28.08%
With maximum sales charge***	-31.69%	-31.59%	-29.50%
S&P 500 Index**	-24.75%
Since Inception:
Without sales charge*	-14.40%	-14.75%	-14.83%
With maximum sales charge***	-17.56%	-17.02%	-15.39%
S&P 500 Index**	-11.32%

Performance data shown represents past performance. Investment return and principal value will fluctuate so that shares of the fund when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Q. Discuss both positive and negative factors that materially affected the fund’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.

A. The year ended March 31, 2003 proved to be another challenging year for the U.S. equity markets. The major U.S. equity market indices were negative for the third year in a row. Early in the period, investor concerns on numerous fronts, particularly regarding corporate governance and accounting issues, weighed on the major equity market indices.

Subsequent allegations of corporate fraud and insider trading further shook the market. As we moved into the second half of the period, corporate governance and accounting issues took a back seat to more fundamental concerns, including the strength of the economy and corporate earnings. The prospect of a war with Iraq and possible terrorist activities also affected investor sentiment.

     During the period, utilities, telecommunication services, and information technology stocks led the equity market’s decline. Although technology and telecommunications stocks rallied sharply in the quarter ending December 31, 2002, both sectors ended the period down. All sectors of the S&P 500 Index posted negative absolute returns for the period, but health care, consumer staples, energy, materials, and financials outperformed the other sectors of the S&P®500 Index on a relative basis.

     U.S. Treasury securities were the major beneficiary of the continued equity market fallout. The yield on the 10-year U.S. Treasury note fell from 5.40% at the beginning of the period to 3.80% on March 31, 2003. In early March of 2003, the U.S. Treasury note’s yield reached 3.56%, its lowest level in more than 40 years. The Fed also reduced the federal funds rate by half a percentage point in November of 2002 to 1.25%, also a 40-year low.

     Although the fund avoided many of the high-profile “blowups,” several companies that the fund did hold were dragged down in sympathy. The fund’s underperformance relative to its benchmark was primarily due to security selection in the utilities sector.

     In the utilities sector, the fund’s exposure to El Paso Corp. and Williams Cos. Inc. penalized its performance. Both companies have merchant energy operations, which came under a great deal of scrutiny from regulatory authorities, politicians, and rating agencies in the post-Enron environment. The fund’s Williams Cos. Inc. position was sold in the early summer of 2002 but the fund continued to hold El Paso Corp. due to its stronger balance sheet and more attractive asset profile. In the fall of 2002, however, El Paso Corp. came under further pressure due to an administrative ruling that the company withheld capacity on its natural gas pipeline during the California energy crisis. Therefore, despite El Paso Corp.’s favorable valuation, we decided to exit the fund’s position due to the heightened risk profile.

     The health care sector proved to be a bright spot in the fund’s portfolio this year. Four of the fund’s top ten positive contributors to performance came from the pharmaceutical industry, including Pharmacia Corp., Eli Lilly & Co., Wyeth and Novartis AG. Pharmacia Corp. benefited from a takeover offer from Pfizer Inc., which the fund also held. We believe that the prospects of this merger are positive and continue to hold shares in both companies. In the summer, we added to the

____________________

*	The total return for each fund includes reinvestment of all dividends and capital gain distributions, if any, and does not include deductions of any applicable sales charges. Past performance is not predictive of future performance.
**	This index is unmanaged and does not reflect any fees or expenses. Results include reinvested dividends.
***	Performance figures for each class reflect the deduction of any applicable maximum front-end sales charge at the time of investment, and reflect any applicable contingent deferred sales charge that would be deducted upon redemption at the end of the period presented.
A-16

PACIFIC FUNDS PERFORMANCE DISCUSSION (Continued)

fund’s health care exposure as some of the drug stocks reached multi-year valuation lows. As those valuations recovered in the fall of 2002, we took profits in Novartis AG and Eli Lilly & Co. We still favor the health care sector and remain overweight versus the benchmark.

     The fund’s overweight position in technology stocks relative to its benchmark penalized performance in the first half of the period, but paid off in the December quarter. Throughout the spring and summer of 2002, we continued to add modestly to the fund’s technology positions. In addition to valuation, we focused on companies with a market leadership position and a strong balance sheet. We recognized that these stocks could see further downside, but we wanted to position the fund to outperform relative to its benchmark, as these stocks recovered. We reduced the fund’s technology holdings in the last quarter of the period due to their increased valuations, but the fund remains overweight in the sector relative to the benchmark.

[THIS PAGE INTENTIONALLY LEFT BLANK]

PACIFIC FUNDS
PF AIM BLUE CHIP FUND
Schedule of Investments
March 31, 2003

	Shares	Value

U.S. COMMON STOCKS - 90.22%
Autos & Transportation - 0.31%
Harley-Davidson Inc	800	$31,768

Consumer Discretionary - 12.26%
Bed Bath & Beyond Inc *	2,900	100,166
Carnival Corp	2,600	62,686
Clear Channel Communications Inc *	2,700	91,584
Home Depot Inc	6,300	153,468
Kohl's Corp *	1,800	101,844
Omnicom Group Inc	1,700	92,089
Target Corp	2,700	79,002
The Gap Inc	5,000	72,450
Viacom Inc 'B' *	4,450	162,514
Wal-Mart Stores Inc	6,300	327,789

		1,243,592

Consumer Staples - 6.74%
Anheuser-Busch Cos Inc	1,800	83,898
Colgate-Palmolive Co	2,500	136,100
PepsiCo Inc	1,400	56,000
Procter & Gamble Co	2,250	200,362
Sysco Corp	4,800	122,112
The Coca-Cola Co	2,100	85,008

		683,480

Diversified - 3.89%
General Electric Co **	12,200	311,100
Schlumberger Ltd	2,200	83,622

		394,722

Energy - 0.58%
ENSCO International Inc	2,300	58,673

Financial Services - 20.90%
American Express Co	3,200	106,336
American International Group Inc	3,200	158,240
Bank of America Corp	3,200	213,888
Citigroup Inc **	9,000	310,050
Fannie Mae	2,600	169,910
Fifth Third Bancorp	2,200	110,308
First Data Corp	3,600	133,236
Fiserv Inc *	2,500	78,700
Freddie Mac	2,000	106,200
Goldman Sachs Group Inc	1,800	122,544
J.P. Morgan Chase & Co	3,200	75,872
Merrill Lynch & Co Inc	2,700	95,580
Morgan Stanley	3,200	122,720
Prudential Financial Inc	2,100	61,425
SLM Corp	800	88,736
Wells Fargo & Co	3,700	166,463

		2,120,208

Health Care - 19.93%
Allergan Inc	1,500	102,315
Amgen Inc *	3,200	184,160
Boston Scientific Corp *	2,500	101,900
Cardinal Health Inc	2,000	113,940
Forest Laboratories Inc *	2,200	118,734
HCA Inc	3,000	124,080
Johnson & Johnson	5,200	300,924
Medtronic Inc	3,600	162,432

	Shares	Value

Pfizer Inc **	12,600	$392,616
St. Jude Medical Inc *	1,400	68,250
UnitedHealth Group Inc	1,600	146,672
Wyeth	3,000	113,460
Zimmer Holdings Inc *	1,900	92,397

		2,021,880

Integrated Oils - 3.13%
Exxon Mobil Corp	9,100	318,045

Materials & Processing - 1.83%
Air Products & Chemicals Inc	1,500	62,145
Alcoa Inc	2,300	44,574
E.I. du Pont de Nemours & Co	700	27,202
Masco Corp	2,800	52,136

		186,057

Producer Durables - 3.97%
Applied Materials Inc *	9,000	113,220
KLA-Tencor Corp *	1,500	53,913
Lockheed Martin Corp	1,600	76,080
Novellus Systems Inc *	1,400	38,178
United Technologies Corp	2,100	121,338

		402,729

Technology - 14.27%
Analog Devices Inc *	2,600	71,500
Cisco Systems Inc *	15,600	202,488
Dell Computer Corp *	6,400	174,784
Hewlett-Packard Co	3,000	46,650
Intel Corp	5,700	92,796
International Business Machines Corp	1,500	117,645
Linear Technology Corp	1,700	52,479
Maxim Integrated Products Inc	1,100	39,732
Microchip Technology Inc	3,100	61,690
Microsoft Corp	14,700	355,887
Oracle Corp *	10,000	108,490
Texas Instruments Inc	1,400	22,918
VERITAS Software Corp *	2,550	44,829
Xilinx Inc *	2,400	56,184

		1,448,072

Utilities - 2.41%
BellSouth Corp	1,300	28,171
Duke Energy Corp	2,300	33,442
FPLGroup Inc	900	53,037
SBC Communications Inc	3,500	70,210
The Southern Co	2,100	59,724

		244,584

Total U.S. Common Stocks
(Cost $10,545,520)		9,153,810

FOREIGN COMMON STOCKS - 2.33%
Barbados - 0.71%
Nabors Industries Ltd *	1,800	71,766

Canada - 0.59%
Canadian National Railway Co	1,400	59,920

See Notes to Financial Statements

See explanation of symbols on B-28

PACIFIC FUNDS
PF AIM BLUE CHIP FUND
Schedule of Investments (Continued)
March 31, 2003

	Shares	Value

Finland - 0.39%
Nokia OYJ ADR	2,800	$39,228

United Kingdom - 0.64%
Vodafone Group PLC ADR	3,600	65,592

Total Foreign Common Stocks
(Cost $257,804)		236,506

	Principal
	Amount

SHORT-TERM INVESTMENTS - 7.16%
Commercial Paper - 6.67%
Federal Home Loan Bank
1.200% due 04/01/03	$676,000	676,000

U.S. Treasury Bill - 0.49%
1.125% due 06/19/03 **	50,000	49,881

Total Short-Term Investments
(Cost $725,877)		725,881

TOTAL INVESTMENTS - 99.71%
(Cost $11,529,201)		10,116,197

OTHER ASSETS AND LIABILITIES, NET - 0.29%		29,672

NET ASSETS - 100.00%		$10,145,869

Note to Schedule of Investments

(a) Securities with an approximate aggregate market value of $811,079 were segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

	Number of	Unrealized
Type	Contracts	(Depreciation)

S&P EMINI Futures (06/03)	10	($2,030)

See Notes to Financial Statements

See explanation of symbols on B-28

PACIFIC FUNDS
PF AIM AGGRESSIVE GROWTH FUND
Schedule of Investments
March 31, 2003

	Shares	Value

U.S. COMMON STOCKS - 93.48%
Autos & Transportation - 3.73%
C.H. Robinson Worldwide Inc	1,000	$32,700
Expeditors International of Washington Inc	880	31,636
Gentex Corp *	2,560	65,126
Lear Corp *	750	26,512
Superior Industries International Inc	1,050	38,252

		194,226

Consumer Discretionary - 24.19%
Abercrombie & Fitch Co 'A' *	1,400	42,042
Apollo Group Inc 'A' *	625	31,187
Bed Bath & Beyond Inc *	2,600	89,804
Best Buy Co Inc *	950	25,622
Brinker International Inc *	900	27,450
CBRL Group Inc	1,230	33,764
CDW Computer Centers Inc *	3,240	132,192
ChoicePoint Inc *	800	27,120
Cintas Corp	1,320	43,428
Dollar Tree Stores Inc *	1,360	27,064
eBay Inc *	300	25,587
Fastenal Co	2,580	72,730
Fisher Scientific International Inc *	3,250	90,870
Hispanic Broadcasting Corp *	2,230	46,072
Iron Mountain Inc *	905	34,616
Kohl's Corp *	790	44,698
Pacific Sunwear of California Inc *	4,325	88,014
Regis Corp	1,900	47,329
Robert Half International Inc *	7,070	94,102
Sonic Corp *	1,635	41,627
Starbucks Corp *	1,040	26,790
The Cheesecake Factory Inc *	800	25,816
The TJX Cos Inc	3,200	56,320
Westwood One Inc *	850	26,554
Williams-Sonoma Inc *	2,720	59,296

		1,260,094

Energy - 8.82%
Cal Dive International Inc *	2,550	45,925
Cooper Cameron Corp *	720	35,647
ENSCO International Inc	1,950	49,745
National-Oilwell Inc *	2,550	57,095
Newfield Exploration Co *	1,320	44,735
Patterson-UTI Energy Inc *	3,140	101,610
Pride International Inc *	5,860	79,051
Varco International Inc *	2,480	45,409

		459,217

Financial Services - 18.69%
Affiliated Computer Services Inc 'A' *	3,200	141,632
Brown & Brown Inc	1,890	59,176
Doral Financial Corp	1,015	35,880
DST Systems Inc *	2,050	55,760
Fiserv Inc *	3,370	106,088
HCC Insurance Holdings Inc	1,970	50,353
Investors Financial Services Corp	4,580	111,523
Legg Mason Inc	1,180	57,513
Lehman Brothers Holdings Inc	1,400	80,850
Paychex Inc	3,850	105,759
Southwest Bancorp of Texas Inc *	750	22,523
SunGard Data Systems Inc *	5,100	108,630
TCF Financial Corp	950	38,038

		973,725

	Shares	Value

Health Care - 22.25%
AmerisourceBergen Corp	2,040	$107,100
Biomet Inc	1,000	30,650
Caremark Rx Inc *	6,740	122,331
Community Health Systems Inc *	4,360	89,336
Cytyc Corp *	1,800	23,490
Express Scripts Inc *	2,550	141,984
First Health Group Corp *	3,330	84,715
Health Management Associates Inc 'A'	6,610	125,590
Lincare Holdings Inc *	1,940	59,539
Medicis Pharmaceutical Corp 'A' *	2,560	142,310
Omnicare Inc	2,500	68,025
Patterson Dental Co *	1,020	46,849
ResMed Inc *	2,600	83,148
Varian Medical Systems Inc *	630	33,976

		1,159,043

Materials & Processing - 3.78%
Jacobs Engineering Group Inc *	3,760	157,958
The Valspar Corp	950	38,883

		196,841

Producer Durables - 4.15%
Alliant Techsystems Inc *	1,250	67,513
Danaher Corp	1,950	128,232
Molex Inc 'A'	1,100	20,229

		215,974

Technology - 7.87%
CACI International Inc 'A' *	800	26,688
Intuit Inc *	1,600	59,520
L-3 Communications Holdings Inc *	1,300	52,221
Linear Technology Corp	1,550	47,848
Microchip Technology Inc	1,925	38,308
National Instruments Corp *	1,180	41,619
QLogic Corp *	650	24,141
Symantec Corp *	600	23,508
The Reynolds & Reynolds Co 'A'	750	18,975
UTStarcom Inc *	3,870	77,361

		410,189

Total U.S. Common Stocks
(Cost $4,878,545)		4,869,309

	Principal
	Amount

SHORT-TERM INVESTMENT - 5.66%
Commercial Paper - 5.66%
Federal Home Loan Bank
1.200% due 04/01/03	$295,000	295,000

Total Short-Term Investment
(Cost $295,000)		295,000

TOTAL INVESTMENTS - 99.14%
(Cost $5,173,545)		5,164,309

OTHER ASSETS AND LIABILITIES, NET - 0.86%		44,732

NET ASSETS - 100.00%		$5,209,041

See Notes to Financial Statements

See explanation of symbols on B-28

PACIFIC FUNDS
PF INVESCO HEALTH SCIENCES FUND
Schedule of Investments
March 31, 2003

	Shares	Value

U.S. COMMON STOCKS - 86.28%
Consumer Staples - 1.36%
Procter & Gamble Co	900	$80,145

Health Care - 81.42%
Abbott Laboratories	5,260	197,828
AmerisourceBergen Corp	1,240	65,100
Amgen Inc *	4,900	281,995
Barr Laboratories Inc *	1,500	85,500
Biomet Inc	2,600	79,690
Boston Scientific Corp *	3,900	158,964
Bristol-Myers Squibb Co	9,100	192,283
C.R. Bard Inc	2,000	126,120
Chiron Corp *	1,400	52,500
Edwards Lifesciences Corp *	2,000	54,800
Eli Lilly & Co	3,200	182,880
First Health Group Corp *	3,140	79,881
Forest Laboratories Inc *	5,720	308,708
Genentech Inc *	1,800	63,018
Genzyme Corp-General Division *	1,600	58,320
Gilead Sciences Inc *	5,880	246,901
Guidant Corp *	3,900	141,180
HCA Inc	1,160	47,978
Health Management Associates Inc 'A'	2,800	53,200
IDEC Pharmaceuticals Corp *	1,200	41,303
Johnson & Johnson	4,140	239,582
McKesson Corp	2,500	62,325
MedImmune Inc *	1,600	52,528
Medtronic Inc	3,600	162,432
Merck & Co Inc	3,700	202,686
Pfizer Inc	4,900	152,684
Pharmaceutical HOLDRs Trust	4,200	311,430
Pharmaceutical Resources Inc *	1,800	76,464
Pharmacia Corp	3,500	151,550
Stryker Corp	1,700	116,705
Triad Hospitals Inc *	900	24,210
UnitedHealth Group Inc	800	73,336
Varian Medical Systems Inc *	3,320	179,048
Wyeth	5,400	204,228
Zimmer Holdings Inc *	5,160	250,931

		4,778,288

Technology - 3.50%
Biotech HOLDRs Trust	2,200	205,150

Total U.S. Common Stocks
(Cost $4,694,975)		5,063,583

FOREIGN COMMON STOCKS - 11.85%
Israel - 3.85%
Teva Pharmaceutical Industries Ltd ADR	5,420	225,743

Switzerland - 5.19%
Alcon Inc *	3,900	159,978
Novartis AG ADR	3,900	144,534

		304,512

	Shares	Value

United Kingdom - 2.81%
GlaxoSmithKline PLC ADR	4,100	$144,279
Smith & Nephew PLC	3,400	20,796

		165,075

Total Foreign Common Stocks
(Cost $631,042)		695,330

SHORT-TERM INVESTMENT - 0.69%
Cash Equivalent - 0.69%
BlackRock Provident Institutional TempFund	40,375	40,375

Total Short-Term Investment
(Cost $40,375)		40,375

TOTAL INVESTMENTS - 98.82%
(Cost $5,366,392)		5,799,288

OTHER ASSETS AND LIABILITIES, NET - 1.18%		69,259

NET ASSETS - 100.00%		$5,868,547

See Notes to Financial Statements

See explanation of symbols on B-28

PACIFIC FUNDS
PF INVESCO TECHNOLOGY FUND
Schedule of Investments
March 31, 2003

	Shares	Value

U.S. COMMON STOCKS - 82.73%
Consumer Discretionary - 5.31%
Amazon.com Inc *	1,200	$31,236
AOL Time Warner Inc *	1,900	20,634
eBay Inc *	1,400	119,406
Hotels.com 'A' *	200	11,535
VeriSign Inc *	900	7,866
Yahoo! Inc *	900	21,618

		212,295

Financial Services - 7.08%
Affiliated Computer Services Inc 'A' *	1,200	53,112
CheckFree Corp *	1,900	42,712
First Data Corp	1,900	70,319
Fiserv Inc *	1,700	53,516
Paychex Inc	1,600	43,952
The BISYS Group Inc *	1,200	19,584

		283,195

Producer Durables - 6.05%
Applied Materials Inc *	4,700	59,126
Cymer Inc *	100	2,365
KLA-Tencor Corp *	1,100	39,536
Lam Research Corp *	1,900	21,639
Lexmark International Inc *	500	33,475
Lockheed Martin Corp	600	28,530
MKS Instruments Inc *	200	2,500
Novellus Systems Inc *	2,000	54,540

		241,711

Technology - 63.00%
ADC Telecommunications Inc *	5,100	10,506
Adobe Systems Inc	2,100	64,743
Altera Corp *	3,100	41,974
Analog Devices Inc *	900	24,750
Apple Computer Inc *	3,600	50,904
BEA Systems Inc *	7,400	75,406
BMC Software Inc *	3,100	46,779
Broadcom Corp 'A' *	800	9,880
Cadence Design Systems Inc *	2,200	22,000
CIENA Corp *	1,600	6,992
Cisco Systems Inc *	11,000	142,780
Cognizant Technology Solutions Corp *	200	13,470
Corning Inc *	1,000	5,840
Cypress Semiconductor Corp *	600	4,140
Dell Computer Corp *	4,000	109,240
EMC Corp MA *	9,100	65,793
Emulex Corp *	2,100	40,215
Fairchild Semiconductor International Inc 'A' *	1,500	15,690
GlobespanVirata Inc *	1,300	5,850
Hewlett-Packard Co	3,400	52,870
Intel Corp	9,400	153,032
International Business Machines Corp	1,000	78,430
Internet Security Systems Inc *	500	4,965
Intersil Corp 'A' *	700	10,892
Intuit Inc *	1,500	55,800
Jabil Circuit Inc *	4,300	75,250
Juniper Networks Inc *	1,700	13,889
Linear Technology Corp	2,800	86,436
Lucent Technologies Inc *	6,200	9,114
Maxim Integrated Products Inc	1,800	65,016
McDATA Corp 'A' *	2,500	21,475
Mercury Interactive Corp *	1,900	56,392
Microchip Technology Inc	3,000	59,700
Micromuse Inc *	1,500	7,800

	Shares	Value

Microsoft Corp	11,100	$268,731
National Semiconductor Corp *	1,300	22,152
NetScreen Technologies Inc *	1,000	16,780
Network Appliance Inc *	5,000	55,950
Networks Associates Inc *	2,350	32,454
Oracle Corp *	9,200	99,811
PeopleSoft Inc *	2,700	41,310
PMC-Sierra Inc *	600	3,570
QLogic Corp *	600	22,284
QUALCOMM Inc	1,800	64,908
RF Micro Devices Inc *	2,700	16,278
Siebel Systems Inc *	3,400	27,234
Skyworks Solutions Inc *	1,700	10,591
Software HOLDRs Trust	2,200	55,902
Sun Microsystems Inc *	3,400	11,084
Symantec Corp *	3,100	121,458
Texas Instruments Inc	2,400	39,288
UTStarcom Inc *	700	13,993
VERITAS Software Corp *	1,800	31,644
Vitesse Semiconductor Corp *	1,700	3,638
Xilinx Inc *	2,200	51,502

		2,518,575

Utilities - 1.29%
Comcast Corp 'A' *	700	20,013
Nextel Communications Inc 'A' *	1,300	17,407
Verizon Communications Inc	400	14,140

		51,560

Total U.S. Common Stocks
(Cost $3,395,757)		3,307,336

FOREIGN COMMON STOCKS - 9.99%
Canada - 1.31%
Celestica Inc *	3,400	38,862
Nortel Networks Corp *	6,600	13,728

		52,590

Finland - 1.44%
Nokia OYJ ADR	4,100	57,441

France - 0.43%
Alcatel SAADR	2,500	17,225

Germany - 0.14%
SAP AG ADR	300	5,688

India - 0.14%
Wipro Ltd ADR	200	5,620

Israel - 0.87%
Check Point Software Technologies Ltd *	2,400	34,728

Netherlands - 0.16%
ASMLHolding NV 'NY' *	1,000	6,570

See Notes to Financial Statements

See explanation of symbols on B-28

PACIFIC FUNDS
PF INVESCO TECHNOLOGY FUND
Schedule of Investments (Continued)
March 31, 2003

	Shares	Value

Singapore - 1.53%
Flextronics International Ltd *	7,000	$61,040

South Korea - 0.85%
Samsung Electronics Co Ltd GDR ~	300	33,959

Taiwan - 1.15%
Taiwan Semiconductor Manufacturing Co Ltd ADR *	5,010	34,269
United Microelectronics Corp ADR *	3,835	11,543

		45,812

United Kingdom - 1.97%
Amdocs Ltd *	3,200	42,496
Vodafone Group PLC ADR	2,000	36,440

		78,936

Total Foreign Common Stocks
(Cost $561,620)		399,609

SHORT-TERM INVESTMENTS - 5.14%
Cash Equivalents - 5.14%
BlackRock Provident Institutional TempCash	17,479	17,479
BlackRock Provident Institutional TempFund	188,101	188,101

		205,580

Total Short-Term Investments
(Cost $205,580)		205,580

TOTAL INVESTMENTS - 97.86%
(Cost $4,162,957)		3,912,525

OTHER ASSETS AND LIABILITIES, NET - 2.14%		85,400

NET ASSETS - 100.00%		$3,997,925

Notes to Schedule of Investments

(a) Transactions in written options for the year ended March 31, 2003, were as follows:

	Number of
	Contracts	Premium

Outstanding, March 31, 2002	83	$33,384
Options Written	345	80,957
Options Expired	60	16,675
Options Repurchased	352	95,394

Outstanding, March 31, 2003	16	$2,272

(b) Premiums received on and value of written options outstanding at March 31, 2003:

	Number of
Type	Contracts	Premium	Value

Call - CBOE Xilinx Inc
Strike @ 27.50 Exp 04/19/03	16	$2,272	$320

See Notes to Financial Statements

See explanation of symbols on B-28

PACIFIC FUNDS
PF JANUS STRATEGIC VALUE FUND
Schedule of Investments
March 31, 2003

	Shares	Value

U.S. CONVERTIBLE PREFERRED STOCK - 1.98%
Autos & Transportation - 1.98%
General Motors Corp	4,900	$111,230

Total U.S. Convertible Preferred Stock
(Cost $133,334)		111,230

U.S. COMMON STOCKS - 83.81%
Autos & Transportation - 4.10%
Lear Corp *	6,505	229,952

Consumer Discretionary - 34.81%
Allied Waste Industries Inc *	20,585	164,474
Arbitron Inc *	1,855	58,803
Bally Total Fitness Holding Corp *	10,005	50,725
Blockbuster Inc 'A'	4,205	71,906
EchoStar Communications Corp 'A' *	5,825	168,226
Liberty Media Corp 'A' *	41,611	404,875
Liz Claiborne Inc	5,310	164,185
Mattel Inc	6,455	145,238
Mohawk Industries Inc *	1,720	82,457
Six Flags Inc *	9,120	51,072
Station Casinos Inc *	7,690	162,336
The Interpublic Group of Cos Inc	13,600	126,480
The McGraw-Hill Cos Inc	1,260	70,043
The New York Times Co 'A'	745	32,147
Toys "R" Us Inc *	12,875	107,764
USA Interactive *	3,390	90,818

		1,951,549

Consumer Staples - 0.89%
Vector Group Ltd	4,521	49,731

Diversified - 2.07%
SPX Corp *	3,405	116,315

Energy - 1.58%
Apache Corp	1,430	88,288

Financial Services - 16.32%
American Express Co	3,630	120,625
Berkshire Hathaway Inc 'B' *	135	288,495
Fannie Mae	1,845	120,571
Freddie Mac	2,515	133,546
Moody's Corp	2,475	114,419
SLM Corp	1,240	137,541

		915,197

Health Care - 0.46%
IMS Health Inc	1,650	25,756

Materials & Processing - 1.90%
Packaging Corp of America *	5,920	106,619

	Shares	Value

Producer Durables - 0.63%
Alliant Techsystems Inc *	652	$35,215

Technology - 14.44%
Apple Computer Inc *	12,490	176,609
Cadence Design Systems Inc *	17,375	173,750
Ceridian Corp *	20,565	287,499
Computer Associates International Inc	12,555	171,501

		809,359

Utilities - 6.61%
Kinder Morgan Management LLC *	11,461	370,763

Total U.S. Common Stocks
(Cost $5,248,598)		4,698,744

FOREIGN COMMON STOCKS - 10.41%
Bermuda - 2.18%
Tyco International Ltd	9,480	121,913

Japan - 2.62%
Nissan Motor Co Ltd	22,000	147,138

Mexico - 5.61%
Cemex SAde CV ADR	12,955	225,935
Grupo TMM SA de CV 'A' ADR *	22,580	88,740

		314,675

Total Foreign Common Stocks
(Cost $739,116)		583,726

	Principal
	Amount

SHORT-TERM INVESTMENTS - 4.77%
Commercial Paper - 3.57%
Fannie Mae
1.300% due 04/01/03	$200,000	200,000

	Shares

Cash Equivalents - 1.20%
BlackRock Provident Institutional TempCash	33,547	33,547
BlackRock Provident Institutional TempFund	33,547	33,547

		67,094

Total Short-Term Investments
(Cost $267,094)		267,094

TOTAL INVESTMENTS - 100.97%
(Cost $6,388,142)		5,660,794

OTHER ASSETS AND LIABILITIES, NET - (0.97)%		(54,432)

NET ASSETS - 100.00%		$5,606,362

See Notes to Financial Statements

See explanation of symbols on B-28

PACIFIC FUNDS
PF JANUS GROWTH LT FUND
Schedule of Investments
March 31, 2003

	Shares	Value

U.S. COMMON STOCKS - 77.34%
Consumer Discretionary - 21.24%
Amazon.com Inc *	4,410	$114,792
AOL Time Warner Inc *	11,035	119,840
Avon Products Inc	1,785	101,834
Dollar Tree Stores Inc *	4,075	81,092
EchoStar Communications Corp 'A' *	3,065	88,517
Electronic Arts Inc *	725	42,514
International Game Technology *	755	61,835
Kohl's Corp *	720	40,738
Liberty Media Corp 'A' *	56,191	546,738
The TJX Cos Inc	2,080	36,608
USA Interactive *	4,390	117,608
Wendy's International Inc	1,390	38,239
Yahoo! Inc *	7,410	177,988
Yum! Brands Inc *	3,250	79,073

		1,647,416

Energy - 2.78%
BJ Services Co *	2,930	100,763
Patterson-UTI Energy Inc *	1,195	38,670
Smith International Inc *	2,160	76,097

		215,530

Financial Services - 14.86%
AFLAC Inc	3,395	108,810
Berkshire Hathaway Inc 'B' *	149	318,413
Citigroup Inc	1,595	54,948
E*TRADE Group Inc *	5,790	24,376
Fannie Mae	1,160	75,806
Fifth Third Bancorp	1,985	99,528
Franklin Financial Corp	125	3,640
Freddie Mac	2,040	108,324
Goldman Sachs Group Inc	2,745	186,879
The Allstate Corp	5,190	172,152

		1,152,876

Health Care - 14.32%
Anthem Inc *	2,015	133,494
Cardinal Health Inc	1,315	74,915
Eli Lilly & Co	625	35,719
Forest Laboratories Inc *	4,980	268,771
Guidant Corp	3,375	122,175
MedImmune Inc *	1,265	41,530
Medtronic Inc	3,310	149,347
Pfizer Inc	4,730	147,387
UnitedHealth Group Inc	1,505	137,963

		1,111,301

Integrated Oils - 1.54%
Murphy Oil Corp	2,700	119,259

Producer Durables - 5.04%
Applied Materials Inc *	3,045	38,306
KLA-Tencor Corp *	1,070	38,458
Lockheed Martin Corp	2,895	137,657
Northrop Grumman Corp	1,655	141,999
Novellus Systems Inc *	1,260	34,360

		390,780

	Shares	Value

Technology - 11.96%
Apple Computer Inc *	8,470	$119,766
CIENACorp *	5,560	24,297
Cisco Systems Inc *	13,880	180,163
Computer Associates International Inc	16,690	227,985
Intuit Inc *	525	19,530
Microsoft Corp	7,000	169,470
Symantec Corp *	1,670	65,431
Synopsys Inc *	1,770	75,331
Texas Instruments Inc	2,800	45,836

		927,809

Utilities - 5.60%
Cablevision Systems Corp 'A' *	11,958	227,082
Comcast Corp Special 'A' *	3,920	107,761
Cox Communications Inc 'A' *	3,195	99,397

		434,240

Total U.S. Common Stocks
(Cost $6,154,009)		5,999,211

FOREIGN PREFERRED STOCK - 0.11%
Germany - 0.11%
Porsche AG	31	8,661

Total Foreign Preferred Stock
(Cost $9,175)		8,661

FOREIGN COMMON STOCKS - 10.03%
Bermuda - 0.94%
Accenture Ltd 'A' *	4,705	72,928

Canada - 2.85%
Biovail Corp *	1,075	42,860
Canadian National Railway Co	2,370	101,436
EnCana Corp (TSX)	2,362	76,762

		221,058

Finland - 3.09%
Nokia OYJ	1,037	14,306
Nokia OYJ ADR	16,085	225,351

		239,657

South Korea - 2.22%
Samsung Electronics Co Ltd GDR ~	1,525	172,625

United Kingdom - 0.93%
Willis Group Holdings Ltd	2,600	72,020

Total Foreign Common Stocks
(Cost $886,896)		778,288

See Notes to Financial Statements

See explanation of symbols on B-28

PACIFIC FUNDS
PF JANUS GROWTH LT FUND
Schedule of Investments (Continued)
March 31, 2003

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 11.87%
Commercial Paper - 11.61%
Fannie Mae
1.300% due 04/01/03	$900,000	$900,000

	Shares

Cash Equivalents - 0.26%
BlackRock Provident Institutional TempCash	10,149	10,149
BlackRock Provident Institutional TempFund	10,149	10,149

		20,298

Total Short-Term Investments
(Cost $920,298)		920,298

TOTAL INVESTMENTS - 99.35%
(Cost $7,970,378)		7,706,458

OTHER ASSETS AND LIABILITIES, NET - 0.65%		50,512

NET ASSETS - 100.00%		$7,756,970

Notes to Schedule of Investments

(a) Forward foreign currency contracts outstanding at March 31, 2003, are summarized as follows:

Principal
Contracts		Amount
to Buy		Covered by	Expiration	Unrealized
or to Sell	Currency	Contracts	Month	(Depreciation)

Sell	EUR	125,000	9/03	($4,524)

(b)	Principal amount denoted in the indicated currency: EUR – Eurodollar

See Notes to Financial Statements

PACIFIC FUNDS
PF LAZARD INTERNATIONAL VALUE FUND
Schedule of Investments
March 31, 2003

	Shares	Value

COMMON STOCKS - 92.45%
Denmark - 1.92%
Danske Bank AS	11,100	$184,848

Finland - 2.57%
Nokia OYJ	18,000	248,321

France - 11.48%
Aventis SA	5,100	223,577
AXA	22,000	259,392
Societe Generale 'A'	5,000	257,823
TotalFinaElf SA	2,900	366,575

		1,107,367

Germany - 1.58%
Siemens AG	3,700	152,405

Ireland - 2.89%
Allied Irish Banks PLC	20,200	278,451

Italy - 5.61%
ENI SPA	25,900	345,453
Sanpaolo IMI SPA	28,900	196,197

		541,650

Japan - 5.78%
Canon Inc	7,800	273,383
Kao Corp	14,000	283,864

		557,247

Netherlands - 9.81%
ABN Amro Holding NV	19,700	287,659
Heineken NV	10,100	374,093
Royal Dutch Petroleum Co	7,000	284,597

		946,349

Spain - 3.35%
Endesa SA	26,600	323,194

Switzerland - 13.04%
Compagnie Financiere Richemont AG 'A'	11,000	149,901
Nestle SA	1,800	355,639
Novartis AG	10,700	395,550
UBS AG	8,400	356,747

		1,257,837

United Kingdom - 34.42%
AstraZeneca PLC	9,300	317,050
Barclays PLC	62,600	361,128
BP PLC	47,500	301,233
Cadbury Schweppes PLC	68,400	362,156
Diageo PLC	37,200	381,577
GlaxoSmithKline PLC	21,800	383,483
HSBC Holdings PLC	34,400	352,856
Tesco PLC	67,000	188,755

	Shares	Value

Unilever PLC	42,600	$394,550
Vodafone Group PLC	155,000	276,825

		3,319,613

Total Common Stocks
(Cost $9,852,269)		8,917,282

SHORT-TERM INVESTMENTS - 5.94%
Cash Equivalents - 5.94%
BlackRock Provident Institutional TempCash	286,359	286,359
BlackRock Provident Institutional TempFund	286,359	286,359

		572,718

Total Short-Term Investments
(Cost $572,718)		572,718

TOTAL INVESTMENTS - 98.39%
(Cost $10,424,987)		9,490,000

OTHER ASSETS AND LIABILITIES, NET - 1.61%		155,482

NET ASSETS - 100.00%		$9,645,482

Note to Schedule of Investments

(a) At March 31, 2003, the Fund's investments were diversified as a percentage of net assets as follows:

Financial Services	27.85%
Consumer Staples	21.32%
Health Care	13.68%
Energy	7.38%
Utilities	6.22%
Integrated Oils	6.07%
Short-Term Investments	5.94%
Technology	5.41%
Materials & Processing	2.94%
Other	1.61%
Producer Durables	1.58%

Total	100.00%

See Notes to Financial Statements

PACIFIC FUNDS
PF MFS MID-CAP GROWTH FUND
Schedule of Investments
March 31, 2003

	Shares	Value

U.S. COMMON STOCKS - 91.03%
Autos & Transportation - 1.49%
Expeditors International of Washington Inc	2,080	$74,776
Swift Transportation Co Inc *	1,480	23,680
Werner Enterprises Inc	1,000	19,260

		117,716

Consumer Discretionary - 32.45%
Apollo Group Inc 'A' *	1,130	56,387
ARAMARK Corp 'B' *	950	21,755
ChoicePoint Inc *	2,530	85,767
EchoStar Communications Corp 'A' *	7,550	218,044
Entercom Communications Corp *	700	30,737
Expedia Inc 'A' *	2,300	118,818
Family Dollar Stores Inc	2,630	81,214
Hearst-Argyle Television Inc *	2,320	48,001
Hilton Hotels Corp	4,800	55,728
Linens 'n Things Inc *	1,470	29,870
Manpower Inc	2,510	74,999
Mattel Inc	2,170	48,825
Meredith Corp	1,640	62,615
Nordstrom Inc	2,080	33,696
Office Depot Inc *	6,900	81,627
Outback Steakhouse Inc	3,740	132,321
PETsMART Inc *	5,590	70,434
Robert Half International Inc *	2,280	30,347
Starbucks Corp *	1,340	34,518
Starwood Hotels & Resorts Worldwide Inc	3,070	73,035
Talbots Inc	4,240	109,138
The Cheesecake Factory Inc *	640	20,653
The E.W. Scripps Co 'A'	1,130	85,586
The McGraw-Hill Cos Inc	1,710	95,059
The New York Times Co 'A'	870	37,541
The TJX Cos Inc	3,950	69,520
Tiffany & Co	4,310	107,750
Tribune Co	2,400	108,024
Univision Communications Inc 'A' *	4,530	111,030
USA Interactive *	3,930	105,285
Weight Watchers International Inc *	2,540	116,967
Westwood One Inc *	3,790	118,400
Williams-Sonoma Inc *	900	19,620
Yahoo! Inc *	3,150	75,663

		2,568,974

Consumer Staples - 1.02%
Hershey Foods Corp	1,290	80,831

Diversified - 0.97%
ITT Industries Inc	1,440	76,910

Energy - 3.85%
Baker Hughes Inc	2,600	77,818
BJ Services Co *	3,320	114,175
Cooper Cameron Corp *	1,420	70,304
Smith International Inc *	1,200	42,276

		304,573

Financial Services - 8.95%
Arthur J. Gallagher & Co	2,320	56,956
Concord EFS Inc *	3,120	29,328
DST Systems Inc *	2,420	65,824

	Shares	Value

Investors Financial Services Corp	4,520	$110,062
Legg Mason Inc	620	30,219
Lehman Brothers Holdings Inc	1,440	83,160
Paychex Inc	1,140	31,316
SunGard Data Systems Inc *	6,920	147,396
T. Rowe Price Group Inc	740	20,068
The BISYS Group Inc *	8,220	134,150

		708,479

Health Care - 21.73%
AmerisourceBergen Corp	1,060	55,650
Biogen Inc *	1,310	39,248
Caremark Rx Inc *	9,490	172,243
Celgene Corp *	2,790	72,763
Cytyc Corp *	10,190	132,979
DENTSPLY International Inc	3,510	122,113
Genentech Inc *	600	21,006
Genzyme Corp-General Division *	3,660	133,407
Gilead Sciences Inc *	1,130	47,449
Guidant Corp	3,310	119,822
Health Management Associates Inc 'A'	2,970	56,430
ICOS Corp *	850	15,903
IDEC Pharmaceuticals Corp *	2,800	96,373
IMS Health Inc	2,750	42,928
InterMune Inc *	240	5,148
Invitrogen Corp *	2,220	67,999
MedImmune Inc *	4,350	142,811
Millipore Corp *	4,150	135,705
Mylan Laboratories Inc	6,635	190,756
Varian Medical Systems Inc *	930	50,155

		1,720,888

Integrated Oils - 0.64%
GlobalSantaFe Corp	1,300	26,845
Noble Corp *	750	23,565

		50,410

Materials & Processing - 0.60%
Energizer Holdings Inc *	740	18,862
Smurfit-Stone Container Corp *	2,180	29,123

		47,985

Producer Durables - 5.62%
Alliant Techsystems Inc *	840	45,369
American Tower Corp 'A' *	13,400	73,968
Crown Castle International Corp *	17,560	96,580
Danaher Corp	300	19,728
Novellus Systems Inc *	3,740	101,990
Waters Corp *	5,090	107,704

		445,339

Technology - 13.71%
Advanced Fibre Communications Inc *	3,630	54,958
Altera Corp *	3,300	44,682
Analog Devices Inc *	4,780	131,450
BEA Systems Inc *	5,670	57,777
Intuit Inc *	1,270	47,244
LSI Logic Corp *	4,020	18,171
Maxim Integrated Products Inc	1,970	71,156
Mercury Interactive Corp *	1,150	34,132
Microchip Technology Inc	2,520	50,148
Networks Associates Inc *	7,050	97,361
PeopleSoft Inc *	7,940	121,482
RF Micro Devices Inc *	4,560	27,492
Rockwell Automation Inc	3,900	80,730

See Notes to Financial Statements

See explanation of symbols on B-28

PACIFIC FUNDS
PF MFS MID-CAP GROWTH FUND
Schedule of Investments (Continued)
March 31, 2003

	Shares	Value

Symantec Corp *	1,410	$55,244
VERITAS Software Corp *	8,970	157,693
Xilinx Inc *	1,520	35,583

		1,085,303

Total U.S. Common Stocks
(Cost $7,194,733)		7,207,408

FOREIGN COMMON STOCKS - 1.91%
Canada - 0.25%
Four Seasons Hotels Inc	740	20,106

Israel - 0.57%
Teva Pharmaceutical Industries Ltd ADR	1,080	44,982

Netherlands - 0.57%
ASMLHolding NV 'NY' *	6,830	44,873

United Kingdom - 0.52%
Willis Group Holdings Ltd	1,480	40,996

Total Foreign Common Stocks
(Cost $151,533)		150,957

Principal
Amount

SHORT-TERM INVESTMENTS - 6.80%
Commercial Paper - 6.79%
Fannie Mae
1.300% due 04/01/03	$538,000	538,000

	Shares

Cash Equivalent - 0.01%
BlackRock Provident Institutional TempCash	454	454

Total Short-Term Investments
(Cost $538,454)		538,454

TOTAL INVESTMENTS - 99.74%
(Cost $7,884,720)		7,896,819

OTHER ASSETS AND LIABILITIES, NET - 0.26%		20,609

NET ASSETS - 100.00%		$7,917,428

See Notes to Financial Statements

See explanation of symbols on B-28

PACIFIC FUNDS
PF MFS GLOBAL GROWTH FUND
Schedule of Investments
March 31, 2003

	Shares	Value

PREFERRED STOCKS - 0.93%
Germany - 0.86%
Fresenius Medical Care AG	590	$22,181
Porsche AG	63	17,602

		39,783

Thailand - 0.07%
Siam Commercial Bank PCL ~	4,000	3,082

Total Preferred Stocks
(Cost $51,646)		42,865

COMMON STOCK RIGHT - 0.02%
Spain - 0.02%
Telefonica SA	78	728

Total Common Stock Right
(Cost $762)		728

COMMON STOCKS - 92.09%
Australia - 0.94%
Australia & New Zealand Banking Group Ltd	2,020	21,860
John Fairfax Holdings Ltd	4,780	8,828
The News Corp Ltd	1,985	12,903

		43,591

Austria - 0.14%
Erste Bank Oesterreichischen Sparkassen AG	90	6,414

Belgium - 0.36%
Fortis	1,300	16,758

Bermuda - 0.98%
Accenture Ltd 'A' *	480	7,440
ACE Ltd	300	8,685
Tyco International Ltd	1,000	12,860
XLCapital Ltd 'A'	230	16,279

		45,264

Brazil - 0.87%
Aracruz Celulose SA ADR	390	7,804
Brasil Telecom Participacoes SA ADR	200	5,590
Cia Siderurgica Nacional SA ADR	100	1,920
Petroleo Brasileiro SA ADR	1,030	15,604
Tele Norte Leste Participacoes SA ADR	600	4,950
Unibanco - Uniao de Bancos Brasileiros SA ADR	300	4,341

		40,209

Canada - 1.15%
Bank of Nova Scotia	270	9,537
EnCana Corp (NYSE)	570	18,445
EnCana Corp (TSX)	620	20,149
Manitoba Telecom Services Inc	215	5,356

		53,487

	Shares

China - 0.94%
Beijing Datang Power Generation Co Ltd 'H'	10,000	$3,494
China Oilfield Services Ltd 'H'	44,300	10,053
China Telecom Corp Ltd 'H' *	42,000	7,539
Huaneng Power International Inc 'H'	24,000	22,617

		43,703

Croatia - 0.07%
Pliva DD GDR	280	3,226

Denmark - 0.68%
Danske Bank AS	1,890	31,474

Egypt - 0.04%
MobiNil - Egyptian Mobile Netork	300	1,842

France - 4.48%
Air Liquide SA	200	26,480
Aventis SA	410	17,974
Carrefour SA	530	20,046
France Telecom SA	1,000	20,367
Generale de Sante	850	7,855
Sanofi-Synthelabo SA	785	39,443
Schneider Electric SA	348	16,268
Societe Television Francaise 1	282	6,416
TotalFinaElf SA	420	53,090

		207,939

Germany - 1.60%
Bayerische Motoren Werke AG	970	26,890
Celanese AG	508	8,741
Linde AG	660	20,965
SAP AG	100	7,568
Schering AG	130	5,277
Stada Arzneimittel AG	100	4,718

		74,159

Greece - 0.18%
Coca-Cola Hellenic Bottling Co SA	655	8,322

Hong Kong - 1.39%
China Mobile Ltd	12,000	23,771
China Mobile Ltd ADR	400	3,960
Citic Pacific Ltd	2,000	4,052
CNOOC Ltd	13,000	17,334
Hong Kong Electric Holdings Ltd	2,000	7,975
SmarTone Telecommunications Holdings Ltd	4,000	4,821
TCL International Holdings Ltd	11,400	2,616

		64,529

Hungary - 0.30%
Gedeon Richter RT GDR	65	4,102
OTP Bank RT GDR	510	9,996

		14,098

India - 0.39%
ICICI Bank Ltd ADR *	1,237	7,793
Infosys Technologies Ltd ADR	170	10,430

		18,223

See Notes to Financial Statements

See explanation of symbols on B-28

PACIFIC FUNDS
PF MFS GLOBAL GROWTH FUND
Schedule of Investments (Continued)
March 31, 2003

	Shares

Indonesia - 0.30%
P.T. Astra International Tbk *	7,500	$2,106
P.T. Bank Central Asia Tbk	7,000	1,730
P.T. Hanjaya Mandala Sampoerna Tbk	6,000	1,989
P.T. Telekomunikasi Indonesia	20,030	8,157

		13,982

Ireland - 1.07%
Anglo Irish Bank Corp PLC	770	5,495
Bank of Ireland	3,220	34,351
Irish Life & Permanent PLC	930	9,628

		49,474

Israel - 0.26%
Bank Leumi Le-Israel BM *	4,460	4,424
Taro Pharmaceutical Industries Ltd *	200	7,656

		12,080

Japan - 9.36%
Aeon Credit Service Co Ltd	300	8,483
Brother Industries Ltd	6,000	38,097
Canon Inc	1,000	35,049
Credit Saison Co Ltd	1,000	17,313
Fanuc Ltd	400	17,406
Fast Retailing Co Ltd	700	17,304
Fujikura Ltd	4,000	9,583
Honda Motor Co Ltd	1,100	36,785
Namco Ltd	900	12,968
Nippon Electric Glass Co Ltd	2,000	21,487
Nissan Motor Co Ltd	3,100	20,733
Shiseido Co Ltd	4,000	39,350
Sompo Japan Insurance Inc	3,000	14,070
Sony Corp	200	7,111
Sony Corp ADR	290	10,188
Stanley Electric Co Ltd	3,000	38,021
Tokyo Gas Co Ltd	17,640	54,957
Uni-Charm Corp	900	35,506

		434,411

Luxembourg - 0.09%
Tenaris SA ADR *	200	4,408

Malaysia - 0.37%
Resorts World Bhd	1,910	4,272
Sime Darby Bhd	9,570	13,096

		17,368

Mexico - 1.77%
Alfa SA de CV 'A'	1,400	2,010
America Movil SA de CV 'L' ADR	1,360	18,183
Apasco SA de CV	700	4,163
Coca-Cola Femsa SA ADR	830	14,226
Corporacion Geo SA de CV 'B' *	2,000	4,312
Fomento Economico SA de CV ADR	220	7,320
Grupo Continental SA	3,100	4,120
Grupo Financiero Banorte SA de CV 'O'	2,070	4,810
Grupo Modelo SA de CV 'C'	1,850	3,757
Kimberly-Clark de Mexico SA de CV 'A'	2,670	5,978
TV Azteca SA de CV ADR	800	3,744
Wal-Mart de Mexico SA de CV 'V'	3,840	9,379

		82,002

	Shares	Value

Netherlands - 3.26%
Fugro NV	320	$12,079
Koninklijke KPN NV *	4,485	28,737
Koninklijke Philips Electronics NV	1,370	21,483
STMicroelectronics NV 'NY'	600	11,340
Unilever NV CVA	860	51,121
Unilever NV 'NY'	100	5,944
VNU NV	822	20,853

		151,557

Norway - 0.10%
DnB Holding ASA	1,160	4,570

Philippines - 0.06%
Philippine Long Distance Telephone Co *	480	2,825

Russia - 1.70%
Golden Telecom Inc *	290	4,321
JSC MMC Norilsk Nickel ADR	440	10,560
LUKOIL ADR (FTSE)	325	17,940
LUKOIL ADR (OTC) ~	80	4,416
Sibneft ADR	400	8,260
Surgutneftegaz SP ADR	770	11,261
YUKOS ADR	150	22,118

		78,876

Singapore - 1.42%
DBS Group Holdings Ltd	2,000	10,429
MobilOne Ltd	7,000	4,999
Singapore Telecommunications Ltd	36,000	27,342
United Overseas Bank Ltd	4,000	23,351

		66,121

South Africa - 2.20%
ABSA Group Ltd	1,990	7,414
Anglo American Platinum Corp Ltd	355	10,482
AngloGold Ltd	200	5,997
FirstRand Ltd	4,600	3,789
Gold Fields Ltd	2,220	23,687
Impala Platinum Holdings Ltd	410	20,834
Nedcor Ltd	350	3,903
Sanlam Ltd	4,400	3,390
Sasol Ltd	1,350	14,884
Standard Bank Group Ltd	2,200	7,569

		101,949

South Korea - 3.23%
Hana Bank	300	1,966
Hyundai Motor Co Ltd	260	4,988
Kia Motors Corp	600	3,401
Koram Bank	580	2,921
Korea Electric Power Corp	490	7,011
Korea Tobacco & Ginseng Corp	560	8,147
Korea Tobacco & Ginseng Corp GDR ~	1,890	13,710
KT Freetel Co Ltd *	300	5,719
LG Chemical Ltd	220	6,771
LG Electronics Inc	140	4,488
POSCO ADR	480	9,456
Samsung Electronics Co Ltd	310	70,376
Samsung Fire & Marine Insurance Co Ltd	150	5,947
Samsung SDI Co Ltd	80	4,988

		149,889

See Notes to Financial Statements

See explanation of symbols on B-28

PACIFIC FUNDS
PF MFS GLOBAL GROWTH FUND
Schedule of Investments (Continued)
March 31, 2003

	Shares	Value

Spain - 1.55%
Altadis SA	680	$16,554
Iberdrola SA	1,160	18,872
Telefonica SA	3,929	36,692

		72,118

Sweden - 0.27%
Alfa Laval AB	1,560	12,718

Switzerland - 5.43%
Alcon Inc *	100	4,102
Converium Holding AG *	590	24,839
Givaudan SA	21	8,004
Nestle SA	185	36,552
Novartis AG	2,710	100,181
Syngenta AG	555	25,252
Synthes-Stratec Inc	38	21,078
UBS AG	759	32,235

		252,243

Taiwan - 0.07%
Taiwan Semiconductor Manufacturing Co Ltd ADR *	500	3,420

Thailand - 0.48%
Bangkok Bank PCL *	3,930	5,872
BEC World PCL	1,340	6,507
PTT Exploration & Production PCL	1,440	4,336
PTT PCL	5,160	5,481

		22,196

Turkey - 0.17%
Akbank TAS	2,960,700	7,766

United Kingdom - 12.98%
Anglo American PLC	3,220	45,752
AstraZeneca PLC	1,720	58,637
BG Group PLC	5,400	20,505
BHP Billiton PLC	5,260	26,354
BP PLC ADR	1,775	68,497
British Sky Broadcasting PLC *	1,850	18,318
CGNU PLC	3,000	16,690
Diageo PLC	3,580	36,722
easyJet PLC *	2,100	7,368
Intertek Testing Services PLC	2,640	14,604
Johnston Press PLC	2,837	15,021
Kingfisher PLC	9,040	32,862
Lonmin PLC	1,590	16,975
Marks & Spencer Group PLC	3,180	14,173
NEXT PLC	1,950	26,166
Reckitt Benckiser PLC	1,294	21,208
Reed Elsevier PLC	4,445	31,755
Royal Bank of Scotland Group PLC	2,622	59,053
Standard Chartered PLC	1,835	19,533
Vodafone Group PLC	18,200	32,505
Vodafone Group PLC ADR	1,096	19,969

		602,667

United States - 31.44%
3M Co	140	18,204
Abbott Laboratories	580	21,814
Affiliated Computer Services Inc 'A' *	90	3,983

	Shares	Value

American Express Co	350	$11,630
AmerisourceBergen Corp	100	5,250
Amgen Inc *	700	40,285
Analog Devices Inc *	1,000	27,500
AOL Time Warner Inc *	2,170	23,566
Apollo Group Inc 'A' *	190	9,481
Archer-Daniels-Midland Co	290	3,132
Avon Products Inc	390	22,250
Baker Hughes Inc	300	8,979
BJ Services Co *	200	6,878
Brinker International Inc *	310	9,455
Caremark Rx Inc *	200	3,630
Cendant Corp *	1,120	14,224
Cisco Systems Inc *	2,930	38,031
Citigroup Inc	1,000	34,450
Clear Channel Communications Inc *	600	20,352
Comcast Corp 'A' *	1,060	30,305
CVS Corp	500	11,925
Danaher Corp	310	20,386
Dell Computer Corp *	840	22,940
DST Systems Inc *	300	8,160
EchoStar Communications Corp 'A' *	670	19,350
Eli Lilly & Co	430	24,575
Express Scripts Inc *	310	17,261
Family Dollar Stores Inc	330	10,190
Fannie Mae	400	26,140
FedEx Corp	200	11,014
First Data Corp	460	17,025
Forest Laboratories Inc *	120	6,476
Fox Entertainment Group Inc 'A' *	200	5,334
Freddie Mac	290	15,399
Freeport-McMoRan Copper & Gold Inc 'B' *	200	3,410
Gannett Co Inc	110	7,747
General Electric Co	1,410	35,955
Gilead Sciences Inc *	100	4,199
Goldman Sachs Group Inc	410	27,913
Harley-Davidson Inc	470	18,664
Health Management Associates Inc 'A'	290	5,510
Home Depot Inc	1,330	32,399
IDEC Pharmaceuticals Corp *	200	6,884
International Business Machines Corp	380	29,803
International Paper Co	310	10,478
Johnson & Johnson	490	28,356
Kellogg Co	430	13,180
Kimberly-Clark Corp	200	9,092
Kohl's Corp *	420	23,764
Lamar Advertising Co *	290	8,512
Liberty Media Corp 'A' *	900	8,757
Linear Technology Corp	330	10,187
Lockheed Martin Corp	100	4,755
Manpower Inc	390	11,653
Maxim Integrated Products Inc	320	11,558
MBNA Corp	200	3,010
MedImmune Inc *	90	2,955
Medtronic Inc	380	17,146
Mellon Financial Corp	700	14,882
Mercury Interactive Corp *	160	4,749
Merrill Lynch & Co Inc	450	15,930
MetLife Inc	530	13,981
Microchip Technology Inc	100	1,990
Microsoft Corp	2,440	59,072
Mylan Laboratories Inc	100	2,875
Networks Associates Inc *	500	6,905
Northrop Grumman Corp	200	17,160
Novellus Systems Inc *	100	2,727
Oracle Corp *	2,670	28,967
PeopleSoft Inc *	950	14,535
PepsiCo Inc	680	27,200
Pfizer Inc	1,810	56,400

See Notes to Financial Statements

See explanation of symbols on B-28

PACIFIC FUNDS
PF MFS GLOBAL GROWTH FUND
Schedule of Investments (Continued)
March 31, 2003

	Shares	Value

Praxair Inc	300	$16,905
Procter & Gamble Co	200	17,810
Schering-Plough Corp	500	8,915
Schlumberger Ltd	200	7,602
Starwood Hotels & Resorts Worldwide Inc	270	6,423
SunGard Data Systems Inc *	760	16,188
Sysco Corp	200	5,088
Target Corp	800	23,408
The BISYS Group Inc *	740	12,077
The E.W. Scripps Co 'A'	100	7,574
The Gillette Co	530	16,398
The New York Times Co 'A'	190	8,199
Travelers Property Casualty Corp 'A'	1,535	21,628
Tribune Co	300	13,503
United Parcel Service Inc 'B'	140	7,980
USAInteractive *	400	10,716
VERITAS Software Corp *	1,460	25,667
Viacom Inc 'B' *	870	31,772
Wal-Mart Stores Inc	410	21,332
Yahoo! Inc *	300	7,206

		1,459,225

Total Common Stocks
(Cost $4,547,915)		4,275,103

	Principal
	Amount

GOVERNMENT BOND - 0.23%
Brazil - 0.23%
Republic of Brazil
12.250% due 03/06/30	$13,000	10,790

Total Government Bond
(Cost $9,297)		10,790

SHORT-TERM INVESTMENTS - 4.30%
Commercial Paper - 4.29%
Fannie Mae
1.300% due 04/01/03	199,000	199,000

	Shares

Cash Equivalent - 0.01%
BlackRock Provident Institutional TempCash	460	460

Total Short-Term Investments
(Cost $199,460)		199,460

TOTAL INVESTMENTS - 97.57%
(Cost $4,809,080)		4,528,946

OTHER ASSETS AND LIABILITIES, NET - 2.43%		112,981

NET ASSETS - 100.00%		$4,641,927

Note to Schedule of Investments

(a) At March 31, 2003, the Fund's investments were diversified as a percentage of net assets as follows:

Consumer Discretionary	15.99%
Financial Services	15.51%
Health Care	11.83%
Technology	9.21%
Utilities	8.91%
Materials & Processing	6.87%
Consumer Staples	6.57%
Short-Term Investments	4.30%
Diversified	4.14%
Integrated Oils	3.81%
Producer Durables	3.55%
Autos & Transportation	3.39%
Energy	3.26%
Other	2.43%
Government Bond	0.23%

Total	100.00%

See Notes to Financial Statements

See explanation of symbols on B-28

PACIFIC FUNDS
PF PIMCO INFLATION MANAGED FUND
Schedule of Investments
March 31, 2003

	Principal
	Amount	Value

U.S. CORPORATE BONDS & NOTES - 5.70%
Financial Services - 5.70%
CITGroup Inc
2.630% due 01/09/04 +	$100,000	$100,364
Ford Motor Credit Co
3.228% due 10/25/04 +	100,000	95,511
General Motors Acceptance Corp
2.040% due 05/17/04 +	100,000	98,997
Travelers Property Casualty Corp
3.750% due 03/15/08 ~	100,000	100,029

		394,901

Total U.S. Corporate Bonds & Notes
(Cost $396,306)		394,901

U.S. TREASURY INFLATION-INDEX BONDS - 97.33%
3.000% due 07/15/12	378,908	412,417
3.875% due 04/15/29	1,547,168	1,902,534
4.250% due 01/15/10	3,788,880	4,431,808

Total U.S. Treasury Inflation-Index Bonds
(Cost $6,668,466)		6,746,759

SHORT-TERM INVESTMENTS - 11.04%
Commercial Paper - 8.64%
HBOS Treasury Services PLC
1.250% due 04/30/03	300,000	299,698
Svenska Handelsbank Inc
1.240% due 06/26/03	300,000	299,133

		598,831

	Shares

Cash Equivalents - 2.40%
BlackRock Provident Institutional TempCash	83,166	83,166
BlackRock Provident Institutional TempFund	83,166	83,166

		166,332

Total Short-Term Investments
(Cost $765,141)		765,163

TOTAL INVESTMENTS - 114.07%
(Cost $7,829,913)		7,906,823

INVESTMENT SOLD SHORT - (1.46)%
U.S. Treasury Note
4.000% due 11/15/12		(101,477)

Total Investment Sold Short
(Proceeds $102,737)		(101,477)

OTHER ASSETS AND LIABILITIES, NET - (12.61)%		(873,990)

NET ASSETS - 100.00%		$6,931,356

See Notes to Financial Statements

See explanation of symbols on B-28

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments
March 31, 2003

	Principal
	Amount	Value

U.S. CORPORATE BONDS & NOTES - 13.83%
Autos & Transportation - 1.09%
Amercian Airlines Inc
7.377% due 05/23/19	$90,709	$16,837
Ford Motor Co
6.625% due 02/15/28	250,000	175,688
7.450% due 07/16/31	100,000	76,726

		269,251

Consumer Discretionary - 1.92%
Allied Waste North America
7.875% due 01/01/09	100,000	102,375
AOL Time Warner Inc
7.625% due 04/15/31	300,000	319,491
Waste Management Inc
6.375% due 11/15/12	50,000	53,442

		475,308

Diversified - 0.41%
General Electric Co
5.000% due 02/01/13	100,000	102,464

Energy - 0.14%
Dynegy Holdings Inc
8.750% due 02/15/12	50,000	35,250

Financial Services - 5.49%
Bank of America Corp
4.875% due 01/15/13	100,000	101,976
CIT Group Inc
7.750% due 04/02/12	100,000	112,067
Citigroup Inc
5.625% due 08/27/12	50,000	53,717
General Electric Capital Corp
5.450% due 01/15/13	150,000	157,363
General Motors Acceptance Corp
6.875% due 08/28/12	200,000	197,674
8.000% due 11/01/31	200,000	195,269
Morgan Stanley
5.300% due 03/01/13	100,000	102,079
Pemex Project Funding Master Trust
7.375% due 12/15/14 ~	100,000	102,875
Qwest Capital Funding Inc
7.250% due 02/15/11	100,000	76,500
Sprint Capital Corp
7.625% due 01/30/11	200,000	206,000
Unilever Capital Corp
6.875% due 11/01/05	50,000	55,933

		1,361,453

Integrated Oils - 1.58%
Occidental Petroleum Corp
8.450% due 02/15/29	300,000	390,398

Materials & Processing - 0.65%
Weyerhaeuser Co
6.750% due 03/15/12	100,000	109,816
6.875% due 12/15/33	50,000	51,558

		161,374

	Principal
	Amount	Value

Utilities - 2.55%
AT&TBroadband Corp
8.375% due 03/15/13	$150,000	$178,095
Oncor Electric Delivery Inc
7.250% due 01/15/33 ~	150,000	169,794
Progress Energy Inc
6.850% due 04/15/12	50,000	55,798
Qwest Corp
6.875% due 09/15/33	150,000	127,500
TXU Energy Co
7.000% due 03/15/13 ~	100,000	102,199

		633,386

Total U.S. Corporate Bonds & Notes
(Cost $3,358,214)		3,428,884

MORTGAGE-BACKED SECURITIES - 41.96%
Collateralized Mortgage Obligations - 29.40%
Credit-Based Asset Servicing & Securitization LLC
1.625% due 06/25/32 " +	238,407	238,318
CS First Boston Mortgage Securities Corp
1.666% due 03/25/32 ~ " +	268,019	265,098
2.081% due 03/25/32 ~ " +	251,108	247,467
7.500% due 02/25/31 "	141,339	146,293
Fannie Mae
5.500% due 03/25/09 "	1,000,000	1,017,416
6.000% due 01/25/22 "	760,558	766,602
6.250% due 10/25/22 "	435,511	450,873
6.250% due 08/25/28 "	139,439	141,405
6.500% due 12/25/42 "	97,858	104,066
Freddie Mac
6.000% due 09/15/22 "	24,494	24,475
6.000% due 02/15/24 "	184,797	186,439
6.000% due 06/15/25 "	977,539	987,621
6.250% due 04/15/23 "	470,792	496,285
6.250% due 02/15/27 "	96,797	98,193
Government National Mortgage Association
5.500% due 11/20/31 "	953,888	985,163
MLCC Mortgage Investors Inc
1.660% due 03/15/25 " +	140,558	140,713
Residential Funding Mortgage Securities Inc
5.655% due 09/25/32 " +	302,131	307,250
Washington Mutual
5.216% due 10/25/32 " +	374,127	383,487
6.500% due 10/19/29 "	105,569	108,280
Washington Mutual Mortgage Securities Corp
6.010% due 01/25/31 " +	33,326	33,592
Wells Fargo Mortgage-Backed Securities Trust
4.944% due 09/25/32 " +	158,103	159,631

		7,288,667

Fannie Mae - 7.42%
5.000% due 05/15/18 "	500,000	511,719
5.000% due 06/15/18 "	500,000	509,844
6.500% due 03/01/17 "	772,619	818,190

		1,839,753

Freddie Mac - 5.14%
5.500% due 08/01/07 "	413,418	429,478
5.500% due 05/15/33 "	500,000	509,375
5.944% due 11/01/31 " +	322,864	336,786

		1,275,639

Total Mortgage-Backed Securities
(Cost $10,435,012)		10,404,059

See Notes to Financial Statements

See explanation of symbols on B-28

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments (Continued)
March 31, 2003

	Principal
	Amount	Value

ASSET-BACKED SECURITIES - 0.77%
Conseco Private Label Master Note Trust
1.560% due 12/15/08 " +	$21,224	$20,358
Morgan Stanley Dean Witter Capital I Inc Trust
1.635% due 07/25/32 " +	169,831	169,744

Total Asset-Backed Securities
(Cost $190,958)		190,102

U.S. GOVERNMENT AGENCY ISSUE - 0.40%
Freddie Mac
4.500% due 04/15/05	100,000	100,121

Total U.S. Government Agency Issue
(Cost $100,116)		100,121

U.S. TREASURY BONDS - 22.18%
5.500% due 08/15/28	350,000	377,385
7.500% due 11/15/16	3,400,000	4,466,617
8.750% due 05/15/17	200,000	290,063
8.875% due 08/15/17	250,000	366,494

Total U.S. Treasury Bonds
(Cost $5,449,237)		5,500,559

U.S. TREASURY INFLATION-INDEX BONDS - 7.91%
3.375% due 01/15/07	1,146,680	1,262,066
3.625% due 01/15/08	281,135	314,740
3.625% due 04/15/28	112,325	132,052
4.250% due 01/15/10	215,964	252,610

Total U.S. Treasury Inflation-Index Bonds
(Cost $1,927,601)		1,961,468

U.S. TREASURY STRIPS (PO) - 1.25%
0.000% due 02/15/27	1,100,000	309,733

Total U.S. Treasury Strips (PO)
(Cost $323,302)		309,733

FOREIGN CORPORATE BONDS - 0.81%
Bermuda - 0.42%
Tyco International Group SA
4.375% due 11/19/04
(Principal in Euro)	100,000	104,658

Germany - 0.39%
Deutsche Telekom International Finance BV
8.750% due 06/15/30	80,000	95,261

Total Foreign Corporate Bonds
(Cost $191,254)		199,919

	Principal
	Amount	Value

FOREIGN GOVERNMENT BONDS - 6.78%
Brazil - 1.46%
Republic of Brazil
11.000% due 01/11/12	$100,000	$85,250
11.500% due 03/12/08	300,000	276,750

		362,000

Germany - 1.92%
Bundesrepublik Deutschland
5.250% due 01/04/11
(Principal in Euro)	400,000	476,417

Mexico - 2.12%
United Mexican States
8.000% due 09/24/22	500,000	524,500

	Notional
	Amount

United Mexican States Value Recovery Rights
0.000% due 06/30/04	250,000	175
0.000% due 06/30/05	250,000	525
0.000% due 06/30/06	250,000	325
0.000% due 06/30/07	250,000	37

		525,562

	Principal
	Amount

Peru - 1.28%
Republic of Peru
9.125% due 02/21/12	$300,000	317,250

Total Foreign Government Bonds
(Cost $1,574,525)		1,681,229

MUNICIPAL BONDS - 1.85%
California State
5.250% due 02/01/33	50,000	50,764
Energy Northwest Washington Electric Revenue 'A'
5.500% due 07/01/12	100,000	112,312
Florida State Board of Education 'A'
5.000% due 06/01/32	100,000	101,748
Golden State Tobacco Securitization Corp
6.750% due 06/01/39	100,000	92,897
Las Vegas VY Nevada Water District
5.000% due 06/01/32	100,000	101,448

Total Municipal Bonds
(Cost $459,206)		459,169

SHORT-TERM INVESTMENTS - 7.49%
Commercial Paper - 4.03%
Danske Corp
1.250% due 04/30/03	400,000	399,597
KFW International Finance Corp
1.240% due 06/12/03	500,000	498,820
UBS Finance (DE) LLC
1.250% due 04/24/03	100,000	99,920

		998,337

See Notes to Financial Statements

See explanation of symbols on B-28

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments (Continued)
March 31, 2003

	Shares	Value

Cash Equivalents - 2.25%
BlackRock Provident Institutional TempCash	279,402	$279,402
BlackRock Provident Institutional TempFund	279,402	279,402

		558,804

	Principal
	Amount

U.S. Treasury Bills - 1.21%
1.145% due 05/08/03 **	$260,000	259,711
1.153% due 05/08/03 **	30,000	29,966
1.155% due 05/15/03 **	10,000	9,987

		299,664

Total Short-Term Investments
(Cost $1,856,726)		1,856,805

TOTAL INVESTMENTS - 105.23%
(Cost $25,866,151)		26,092,048

OTHER ASSETS AND LIABILITIES, NET - (5.23)%		(1,297,427)

NET ASSETS - 100.00%		$24,794,621

Notes to Schedule of Investments

(a) Securities with an approximate aggregate market value of $299,664 were segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

		Unrealized
	Number of	Appreciation
	Contracts	(Depreciation)

Euribor Lif (12/03)	11	$15,174
Euribor Lif (03/04)	3	(981)
Eurodollar Futures (09/04)	13	12,538
Eurodollar Futures (12/04)	5	1,350
EUX 10-Year Euro-Bond Futures (06/03)	1	(1,395)
90-Day GBP LIBOR Futures (03/04)	5	(138)
90-Day GBP LIBOR Futures (06/04)	5	(553)
U.S. Treasury 10-Year Notes (06/03)	9	14,781

		$40,776

(b) Transactions in written options for the year ended March 31, 2003, were as follows:

	Number of
	Contracts	Premium

Outstanding, March 31, 2002	20	$6,425
Options Written	7,500,023	180,492
Options Expired	25	10,619
Options Repurchased	7	2,339

Outstanding, March 31, 2003	7,500,011	$173,959

(c) Premiums received on and value of written options outstanding at March 31, 2003:

	Number of
Type	Contracts	Premium	Value

Call – CBOT U.S. Treasury Note June Futures
Strike @ 116.00 Exp 05/24/2003	3	$1,898	$2,531
Put – CBOT U.S. Treasury Note June Futures
Strike @ 110.00 Exp 05/24/2003	2	992	344
Call – CME Eurodollar December Futures
Strike @ 98.75 Exp 12/15/2003	6	1,721	3,413
Call – OTC Swaption (3 month LIBOR vs 3.000%)
Strike @ 3.00 Exp 11/12/2003	1,900,000	15,008	13,334
Call – OTC Swaption (3 month LIBOR vs 4.000%)
Strike @ 4.00 Exp 09/23/2003	1,100,000	29,370	18,097
Call – OTC Swaption (3 month LIBOR vs 4.000%)
Strike @ 4.00 Exp 10/07/2004	700,000	17,570	10,368
Call – OTC Swaption (3 month LIBOR vs 5.000%)
Strike @ 5.00 Exp 01/07/2005	1,000,000	27,150	48,057
Put – OTC Swaption (3 month LIBOR vs 6.000%)
Strike @ 6.00 Exp 10/07/2004	700,000	22,260	16,537
Put – OTC Swaption (3 month LIBOR vs 6.000%)
Strike @ 6.00 Exp 09/23/2005	1,100,000	37,290	30,572
Put – OTC Swaption (3 month LIBOR vs 7.000%)
Strike @ 7.00 Exp 01/07/2005	1,000,000	20,700	9,766

		$173,959	$153,019

(d) Forward foreign currency contracts outstanding at March 31, 2003, are summarized as follows:

		Principal
Contracts		Amount		Unrealized
to Buy		Covered by	Expiration	Appreciation
or to Sell	Currency	Contracts	Month	(Depreciation)

Buy	EUR	30,000	04/03	$1,172
Sell	EUR	565,000	04/03	5,745
Sell	EUR	128,000	04/03	(1,588)
Buy	GBP	96,000	04/03	967
Sell	GBP	145,000	04/03	340
Buy	MXP	1,164,300	09/03	8,156

				$14,792

(e) Interest rate swap agreements outstanding at March 31, 2003:

Notional			Market
Type	Amount	Cost	Value

Receive floating rate based on 6-month GBP-LIBOR
and pay fixed rate equal to 4.000%.
Broker: Morgan Stanley Dean Witter
Exp. 03/17/05	GBP 300,000	$1,532	$727
Receive floating rate based on 3-month CHF-LIBOR
and pay fixed rate equal to 1.500%
Broker: Merrill Lynch
Exp. 03/29/05	CHF 900,000	670	1,018

Receive floating rate based on 3-month USD-LIBOR
and pay fixed rate equal to 6.000%.
Broker: Merrill Lynch
Exp. 06/18/23	$1,200,000	(89,502)	(141,990)

		($87,300)	($140,245)

(f)	Notional and principal amount denoted in the indicated currency: CHF – Swiss Franc EUR – Eurodollar GBP – British Pound MXP – Mexican Peso

See Notes to Financial Statements

See explanation of symbols on B-28

PACIFIC FUNDS
PF PACIFIC LIFE MONEY MARKET FUND
Schedule of Investments
March 31, 2003

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 99.57%
Commercial Paper - 91.56%
Alcoa Inc
1.260% due 04/04/03	$500,000	$499,947
Bemis Co
1.230% due 04/07/03	300,000	299,939
Coca-Cola Enterprises Inc
1.240% due 04/08/03 ~	700,000	699,831
E.I. du Pont de Nemours & Co
1.220% due 05/02/03	700,000	699,265
Federal Home Loan Bank System
1.199% due 05/15/03 +	1,000,000	1,000,000
1.410% due 03/30/04	400,000	400,000
1.550% due 01/13/04	1,000,000	1,000,000
General Dynamics Corp
1.230% due 04/10/03 ~	645,000	644,802
Harley-Davidson Funding Corp
1.240% due 04/15/03 ~	250,000	249,879
Merck & Co Inc
1.230% due 05/07/03	640,000	639,213
Pfizer Inc
1.230% due 04/30/03 ~	700,000	699,306
Procter & Gamble Co
1.190% due 04/16/03 ~	700,000	699,653
Sallie Mae
1.224% due 06/19/03 +	1,000,000	1,000,000
SBC International Inc
1.220% due 05/08/03 ~	650,000	649,185
Sharp Electronics Corp
1.250% due 04/29/03	500,000	499,514
The E.W. Scripps Co
1.230% due 04/30/03 ~	700,000	699,306
The Gillette Co
1.220% due 04/04/03 ~	700,000	699,929
The Sherwin-Williams Co
1.250% due 04/02/03 ~	705,000	704,976
The Southern Co
1.260% due 04/03/03 ~	610,000	609,957
Verizon Network Funding Corp
1.240% due 04/11/03	700,000	699,759
Washington Gas Light Co
1.380% due 04/01/03	590,000	590,000

		13,684,461

Asset-Backed Securities - 8.01%
Honda Auto Receivables Owner Trust
1.380% due 12/15/03 "	405,216	405,216
Nissan Auto Lease Trust
1.400% due 11/17/03 " ~	350,433	350,433
Nissan Auto Receivables Owner Trust
1.704% due 09/08/03 "	123,182	123,182
Volkswagen Auto Lease Trust
1.385% due 11/20/03 "	318,276	318,276

		1,197,107

	Shares

Cash Equivalent - 0.00%
BlackRock Provident Institutional TempFund	270	$270

Total Short-Term Investments
(Cost $14,881,838)		14,881,838

TOTAL INVESTMENTS - 99.57%
(Cost $14,881,838)		14,881,838

OTHER ASSETS AND LIABILITIES, NET - 0.43%		65,008

NET ASSETS - 100.00%		$14,946,846

See Notes to Financial Statements

See explanation of symbols on B-28

PACIFIC FUNDS
PF PUTNAM EQUITY INCOME FUND
Schedule of Investments
March 31, 2003

	Shares	Value

U.S. CONVERTIBLE PREFERRED STOCKS - 1.77%
Autos & Transportation - 0.32%
Ford Motor Co Capital Trust II	856	$30,508

Financial Services - 0.32%
The Hartford Financial Services Group Inc	742	30,882

Health Care - 0.43%
Anthem Inc	510	41,718

Materials & Processing - 0.21%
Boise Cascade Corp	422	16,243
Hercules Trust II	7	4,249

		20,492

Producer Durables - 0.08%
Northrop Grumman Corp	77	7,642

Technology - 0.20%
Raytheon Co	300	15,378
Solectron Corp	391	4,086

		19,464

Utilities - 0.21%
Dominion Resources Inc VA	367	19,734

Total U.S. Convertible Preferred Stocks
(Cost $176,962)		170,440

U.S. COMMON STOCKS - 80.01%
Autos & Transportation - 1.85%
Southwest Airlines Co	800	11,488
Union Pacific Corp	3,023	166,265

		177,753

Consumer Discretionary - 9.86%
AOLTime Warner Inc *	1,500	16,290
BearingPoint Inc *	2,375	15,129
Federated Department Stores Inc *	1,089	30,514
J.C. Penney Co Inc	4,044	79,424
Kimberly-Clark Corp	1,633	74,236
Knight-Ridder Inc	395	23,107
Liberty Media Corp 'A' *	13,735	133,642
Limited Brands Inc	3,172	40,824
Marriott International Inc 'A'	1,134	36,072
McDonald's Corp	1,649	23,844
Office Depot Inc *	3,655	43,239
Republic Services Inc *	4,633	91,919
Royal Caribbean Cruises Ltd	3,075	46,217
The TJX Cos Inc	2,565	45,144
The Walt Disney Co	5,345	90,972
USAInteractive *	2,076	55,616
Waste Management Inc	1,923	40,729

	Shares	Value

Whirlpool Corp	791	$38,783
Yum! Brands Inc *	889	21,629

		947,330

Consumer Staples - 4.12%
Altria Group Inc	4,359	130,596
Coca-Cola Enterprises Inc	1,184	22,129
Colgate-Palmolive Co	739	40,231
CVS Corp	900	21,465
H.J. Heinz Co	1,961	57,261
Kraft Foods Inc 'A'	1,283	36,181
Pepsi Bottling Group Inc	2,268	40,665
Sara Lee Corp	2,564	47,947

		396,475

Diversified - 1.14%
Fortune Brands Inc	1,477	63,319
Honeywell International Inc	2,173	46,415

		109,734

Energy - 0.96%
Apache Corp	520	32,105
BJ Services Co *	736	25,311
Burlington Resources Inc	739	35,258

		92,674

Financial Services - 27.87%
AMBAC Financial Group Inc	96	4,850
American International Group Inc	1,805	89,257
Aon Corp	987	20,411
Archstone-Smith Trust	1,681	36,915
Bank of America Corp	3,118	208,407
BB&T Corp	1,772	55,694
Berkshire Hathaway Inc 'B' *	30	64,110
Charter One Financial Inc	1,629	45,058
CIGNA Corp	798	36,485
CIT Group Inc	1,571	26,487
Citigroup Inc	11,177	385,048
Comerica Inc	2,636	99,852
Compass Bancshares Inc	1,133	35,429
Equity Office Properties Trust	3,341	85,028
Equity Residential	560	13,479
Fannie Mae	1,451	94,823
Freddie Mac	1,845	97,970
GreenPoint Financial Corp	1,088	48,753
J.P. Morgan Chase & Co	5,199	123,268
Lehman Brothers Holdings Inc	396	22,869
M&T Bank Corp	317	24,910
MBIA Inc	987	38,138
MBNA Corp	1,283	19,309
Mellon Financial Corp	1,569	33,357
Merrill Lynch & Co Inc	2,516	89,066
Radian Group Inc	1,971	65,792
SouthTrust Corp	293	7,480
TCF Financial Corp	605	24,224
The Bank of New York Co Inc	5,142	105,411
The PMI Group Inc	1,283	32,781
Travelers Property Casualty Corp 'B'	3,153	44,489
U.S. Bancorp	10,407	197,525
Wachovia Corp	3,891	132,566
Washington Mutual Inc	4,154	146,512
Wells Fargo & Co	1,156	52,008
Zions Bancorp	1,661	71,058

		2,678,819

See Notes to Financial Statements

See explanation of symbols on B-28

PACIFIC FUNDS
PF PUTNAM EQUITY INCOME FUND
Schedule of Investments (Continued)
March 31, 2003

	Shares	Value

Health Care - 3.79%
Abbott Laboratories	2,415	$90,828
AmerisourceBergen Corp	913	47,932
HCA Inc	1,083	44,793
King Pharmaceuticals Inc *	3,276	39,083
Pharmacia Corp	3,279	141,981

		364,617

Integrated Oils - 7.28%
ConocoPhillips	2,941	157,638
Exxon Mobil Corp	11,134	389,133
GlobalSantaFe Corp	2,160	44,604
Noble Corp *	661	20,769
Unocal Corp	3,340	87,875

		700,019

Materials & Processing - 3.74%
Alcoa Inc	127	2,461
Boise Cascade Corp	1,085	23,707
Engelhard Corp	2,368	50,723
PPG Industries Inc	556	25,064
Rohm & Haas Co	793	23,616
Smurfit-Stone Container Corp *	3,945	52,701
Sonoco Products Co	2,763	57,830
The Dow Chemical Co	3,436	94,868
Weyerhaeuser Co	592	28,315

		359,285

Producer Durables - 3.47%
Agilent Technologies Inc *	2,171	28,549
Dover Corp	1,657	40,132
Emerson Electric Co	1,109	50,293
Lexmark International Inc *	562	37,626
Northrop Grumman Corp	809	69,412
Parker Hannifin Corp	977	37,849
Rockwell Collins Inc	888	16,313
The Boeing Co	1,434	35,936
W.W. Grainger Inc	413	17,718

		333,828

Technology - 3.90%
BMC Software Inc *	1,559	23,525
Computer Associates International Inc	5,043	68,887
Hewlett-Packard Co	10,067	156,542
International Business Machines Corp	691	54,195
Motorola Inc	3,000	24,780
Raytheon Co	850	24,115
Sun Microsystems Inc *	6,868	22,390

		374,434

Utilities - 12.03%
AT&T Wireless Services Inc *	2,861	18,883
BellSouth Corp	4,616	100,029
CenterPoint Energy Inc	5,600	39,480
Cinergy Corp	776	26,112
Comcast Corp 'A' *	319	9,120
Comcast Corp Special 'A' *	5,539	152,267
Constellation Energy Group Inc	691	19,161
Dominion Resources Inc VA	987	54,650
DPL Inc	3,182	39,648
DTE Energy Co	444	17,161
Edison International *	2,323	31,802
Entergy Corp	1,038	49,980
FirstEnergy Corp	989	31,153

	Shares

NiSource Inc	381	$6,934
Northeast Utilities Inc	1,973	27,464
PG&E Corp *	2,000	26,900
PPL Corp	395	14,066
Progress Energy Inc	1,808	70,783
Qwest Communication International Inc *	5,821	20,315
SBC Communications Inc	9,227	185,094
Sprint Corp-FON Group	1,973	23,183
Verizon Communications Inc	5,429	191,915

		1,156,100

Total U.S. Common Stocks
(Cost $8,970,052)		7,691,068

FOREIGN COMMON STOCKS - 7.68%
Bermuda - 3.68%
ACE Ltd	3,975	115,076
Ingersoll-Rand Co 'A'	1,975	76,215
Tyco International Ltd	5,753	73,984
XLCapital Ltd 'A'	1,251	88,546

		353,821

Canada - 0.80%
Abitibi-Consolidated Inc	1,600	11,120
Canadian National Railway Co	789	33,769
Celestica Inc *	2,800	32,004

		76,893

France - 0.85%
TotalFinaElf SA ADR	1,283	81,175

Netherlands - 0.66%
Royal Dutch Petroleum Co 'NY'	1,565	63,774

Singapore - 0.47%
Flextronics International Ltd *	5,169	45,074

United Kingdom - 1.22%
BP PLCADR	3,043	117,429

Total Foreign Common Stocks
(Cost $914,761)		738,166

	Principal
	Amount

U. S. CONVERTIBLE CORPORATE BONDS - 1.31%
Consumer Discretionary - 0.63%
J.C. Penney Co Inc
5.000% due 10/15/08	$15,000	15,225
Service Corp International
6.750% due 06/22/08	50,000	45,500

		60,725

See Notes to Financial Statements

See explanation of symbols on B-28

PACIFIC FUNDS
PF PUTNAM EQUITY INCOME FUND
Schedule of Investments (Continued)
March 31, 2003

	Principal
	Amount	Value

Consumer Staples - 0.28%
Rite Aid Corp
4.750% due 12/01/06	$32,000	$27,120

Materials & Processing - 0.35%
Freeport-McMoRan Copper & Gold Inc
8.250% due 01/31/06	10,000	14,075
8.250% due 01/31/06	14,000	19,705

		33,780

Utilities - 0.05%
CenterPoint Energy Corp
2.000% due 09/15/2029 +	200	4,747

Total U.S. Convertible Corporate Bonds
(Cost $125,447)		126,372

U.S. GOVERNMENT AGENCY ISSUE - 0.22%
Fannie Mae
7.250% due 01/15/10	17,000	20,668

Total U.S. Government Agency Issue
(Cost $20,401)		20,668

U.S. TREASURY BOND - 0.26%
6.250% due 05/15/30	21,000	25,067

Total U.S. Treasury Bond
(Cost $24,813)		25,067

U.S. TREASURY NOTES - 4.96%
1.750% due 12/31/04	244,000	245,477
3.000% due 11/15/07	150,000	152,109
6.500% due 02/15/10	66,000	78,770

Total U.S. Treasury Notes
(Cost $473,219)		476,356

FOREIGN CONVERTIBLE CORPORATE BOND - 0.03%
Bermuda - 0.03%
Tyco International Group
2.750% due 01/15/18 ~	3,000	2,790

Total Foreign Convertible Corporate Bond
(Cost $2,929)		2,790

	Shares	Value

SHORT-TERM INVESTMENT - 2.22%
Cash Equivalent - 2.22%
BlackRock Provident Institutional TempFund	213,866	$213,866

Total Short-Term Investment
(Cost $213,866)		213,866

TOTAL INVESTMENTS - 98.46%
(Cost $10,922,450)		9,464,793

OTHER ASSETS AND LIABILITIES, NET - 1.54%		147,986

NET ASSETS - 100.00%		$9,612,779

See Notes to Financial Statements

See explanation of symbols on B-28

PACIFIC FUNDS
PF PUTNAM RESEARCH FUND
Schedule of Investments
March 31, 2003

	Shares	Value

U.S. COMMON STOCKS - 90.83%
Autos & Transportation - 2.61%
Southwest Airlines Co	9,500	$136,420
Union Pacific Corp	2,820	155,100

		291,520

Consumer Discretionary - 13.13%
AOL Time Warner Inc *	7,600	82,536
AutoZone Inc *	1,750	120,242
EchoStar Communications Corp 'A' *	1,100	31,768
J.C. Penney Co Inc	1,500	29,460
Kimberly-Clark Corp	1,100	50,006
Kohl's Corp *	2,400	135,792
Liberty Media Corp 'A' *	15,260	148,480
Lowe's Cos Inc	3,600	146,952
Marriott International Inc 'A'	1,500	47,715
Office Depot Inc *	3,200	37,856
Royal Caribbean Cruises Ltd	5,750	86,422
Target Corp	1,800	52,668
The TJX Cos Inc	2,500	44,000
The Walt Disney Co	2,900	49,358
Wal-Mart Stores Inc	6,200	322,586
Whirlpool Corp	900	44,127
Yum! Brands Inc *	1,420	34,549

		1,464,517

Consumer Staples - 7.57%
Altria Group Inc	8,050	241,178
Colgate-Palmolive Co	900	48,996
CVS Corp	1,300	31,005
General Mills Inc	2,200	100,210
Kraft Foods Inc 'A'	2,000	56,400
Pepsi Bottling Group Inc	1,200	21,516
PepsiCo Inc	5,100	204,000
The Coca-Cola Co	3,500	141,680

		844,985

Diversified - 0.61%
Honeywell International Inc	3,160	67,498

Energy - 0.64%
BJ Services Co *	1,200	41,268
Burlington Resources Inc	620	29,580

		70,848

Financial Services - 20.16%
American International Group Inc	7,419	366,870
Automatic Data Processing Inc	900	27,711
Bank of America Corp	2,000	133,680
Capital One Financial Corp	1,330	39,913
Citigroup Inc	10,000	344,500
Comerica Inc	775	29,357
Commerce Bancorp Inc	800	31,792
Equity Office Properties Trust	1,400	35,630
Fannie Mae	2,150	140,502
Fifth Third Bancorp	3,950	198,053
Freddie Mac	2,217	117,723
MBNA Corp	7,500	112,875
Paychex Inc	1,300	35,711
Radian Group Inc	2,000	66,760
Standard & Poor's Depositary Receipts Trust Series I	1,255	106,349
TCF Financial Corp	800	32,032
The Bank of New York Co Inc	6,150	126,075

	Shares	Value

U.S. Bancorp	4,550	$86,359
Wells Fargo & Co	2,500	112,475
Zions Bancorp	2,460	105,239

		2,249,606

Health Care - 14.86%
Abbott Laboratories	2,260	84,999
AmerisourceBergen Corp	1,200	63,000
Amgen Inc *	1,820	104,741
Baxter International Inc	1,060	19,759
Cardinal Health Inc	3,260	185,722
Forest Laboratories Inc *	1,620	87,431
Johnson & Johnson	5,150	298,031
Medtronic Inc	1,870	84,374
Pfizer Inc	8,640	269,222
Pharmacia Corp	6,340	274,522
WellPoint Health Networks Inc *	1,444	110,827
Wyeth	2,000	75,640

		1,658,268

Integrated Oils - 4.25%
Exxon Mobil Corp	12,519	437,539
GlobalSantaFe Corp	1,780	36,757

		474,296

Materials & Processing - 2.04%
Alcoa Inc	4,800	93,024
PPG Industries Inc	700	31,556
Rohm & Haas Co	1,100	32,758
Smurfit-Stone Container Corp *	2,700	36,070
Weyerhaeuser Co	710	33,959

		227,367

Producer Durables - 5.41%
Dover Corp	4,300	104,146
Emerson Electric Co	3,290	149,201
KLA-Tencor Corp *	1,000	35,942
Lexmark International Inc *	2,090	139,926
Lockheed Martin Corp	2,400	114,120
Parker Hannifin Corp	1,550	60,047

		603,382

Technology - 11.42%
BMC Software Inc *	2,200	33,198
Computer Associates International Inc	9,650	131,819
Dell Computer Corp *	7,840	214,111
Electronic Data Systems Corp	2,000	35,200
Hewlett-Packard Co	15,580	242,269
Intel Corp	16,800	273,504
Motorola Inc	3,990	32,957
NCR Corp *	1,500	27,510
Oracle Corp *	14,800	160,565
QUALCOMM Inc	2,300	82,938
Raytheon Co	1,400	39,718

		1,273,789

Utilities - 8.13%
AT&T Wireless Services Inc *	7,600	50,160
BellSouth Corp	9,690	209,982
CenterPoint Energy Inc	6,300	44,415
CenturyTel Inc	2,100	57,960
Comcast Corp 'A' *	5,697	162,877
Edison International *	4,430	60,647
Entergy Corp	1,800	86,670
FirstEnergy Corp	1,200	37,800
NiSource Inc	2,000	36,400

See Notes to Financial Statements

See explanation of symbols on B-28

PACIFIC FUNDS
PF PUTNAM RESEARCH FUND
Schedule of Investments (Continued)
March 31, 2003

	Shares	Value

PG&E Corp *	2,400	$32,280
Progress Energy Inc	900	35,235
SBC Communications Inc	4,600	92,276

		906,702

Total U.S. Common Stocks
(Cost $11,113,792)		10,132,778

FOREIGN COMMON STOCKS - 8.27%
Australia - 0.33%
BHPBilliton Ltd	6,550	36,686

Bermuda - 3.64%
ACE Ltd	2,600	75,270
Ingersoll-Rand Co 'A'	3,370	130,048
Tyco International Ltd	13,010	167,308
XLCapital Ltd 'A'	470	33,267

		405,893

Canada - 0.30%
Canadian Natural Resources Ltd	1,000	34,132

Finland - 0.99%
Nokia OYJ ADR	7,900	110,679

France - 0.31%
TotalFinaElf SA ADR	546	34,545

Germany - 0.27%
SAP AG	400	30,272

Italy - 0.75%
Eni SPAADR	1,250	83,463

Japan - 0.24%
Advantest Corp ADR	3,000	26,700

Singapore - 0.33%
Flextronics International Ltd *	4,200	36,624

Switzerland - 1.11%
CibaSpecialty Chemicals AG *	700	45,731
Novartis AG	2,110	78,001
Novartis AG ADR	3	111

		123,843

Total Foreign Common Stocks
(Cost $1,245,779)		922,837

	Shares	Value

SHORT-TERM INVESTMENT - 0.92%
Cash Equivalent - 0.92%
BlackRock Provident Institutional TempFund	102,621	$102,621

Total Short-Term Investment
(Cost $102,621)		102,621

TOTAL INVESTMENTS - 100.02%
(Cost $12,462,192)		11,158,236

OTHER ASSETS AND LIABILITIES, NET - (0.02)%		(2,000)

NET ASSETS - 100.00%		$11,156,236

Notes to Schedule of Investments

(a) Forward foreign currency contracts outstanding at March 31, 2003, are summarized as follows:

		Principal
Contracts		Amount		Unrealized
to Buy		Covered by	Expiration	Appreciation
or to Sell	Currency	Contracts	Month	(Depreciation)

Sell	AUD	51,000	06/03	$90
Buy	CAD	11,000	06/03	84
Sell	CAD	52,000	06/03	(414)
Buy	CHF	10,000	06/03	(149)
Sell	CHF	159,000	06/03	657
Buy	EUR	142,000	06/03	743
Sell	EUR	395,600	06/03	(7,505)
Sell	JPY	3,099,000	06/03	121
Sell	SGD	55,000	06/03	566

				($5,807)

(b)	Principal amount denoted in the indicated currency: AUD – Australian Dollar CAD – Canadian Dollar CHF – Swiss Franc EUR – Euro Dollar JPY – Japanese Yen SGD – Singapore Dollar

See Notes to Financial Statements

See explanation of symbols on B-28

PACIFIC FUNDS
PF SALOMON BROTHERS LARGE-CAP VALUE FUND
Schedule of Investments
March 31, 2003

	Shares	Value

U.S. COMMON STOCKS - 86.12%
Consumer Discretionary - 12.91%
Costco Wholesale Corp *	5,500	$165,165
Federated Department Stores Inc *	5,800	162,516
Home Depot Inc	10,100	246,036
Kimberly-Clark Corp	6,300	286,398
Liberty Media Corp 'A' *	26,541	258,244
McDonald's Corp	15,700	227,022
MGM MIRAGE *	3,836	112,203
Target Corp	8,000	234,080
The Gap Inc	14,300	207,207

		1,898,871

Consumer Staples - 5.24%
Altria Group Inc	9,400	281,624
General Mills Inc	2,080	94,744
R.J. Reynolds Tobacco Holdings Inc	5,000	161,300
Safeway Inc *	12,300	232,839

		770,507

Diversified - 2.59%
Fortune Brands Inc	4,200	180,054
Honeywell International Inc	9,400	200,784

		380,838

Financial Services - 24.08%
American Express Co	6,000	199,380
American International Group Inc	5,400	267,030
Bank of America Corp	2,500	167,100
Equity Office Properties Trust	9,500	241,775
FleetBoston Financial Corp	7,900	188,652
Freddie Mac	3,100	164,610
Goldman Sachs Group Inc	2,600	177,008
J.P. Morgan Chase & Co	7,000	165,970
MBNA Corp	9,750	146,737
Merrill Lynch & Co Inc	5,900	208,860
Morgan Stanley	4,900	187,915
The Bank of New York Co Inc	10,500	215,250
The Hartford Financial Services Group Inc	2,400	84,696
The St. Paul Cos Inc	5,300	168,540
U.S. Bancorp	10,700	203,086
Wachovia Corp	5,600	190,792
Waddell & Reed Financial Inc 'A'	9,500	166,915
Washington Mutual Inc	5,500	193,985
Wells Fargo & Co	4,500	202,455

		3,540,756

Health Care - 8.83%
HCA Inc	5,100	210,936
Pfizer Inc	6,400	199,424
Pharmacia Corp	5,500	238,150
Schering-Plough Corp	13,200	235,356
Tenet Healthcare Corp *	12,200	203,740
Wyeth	5,600	211,792

		1,299,398

Integrated Oils - 5.12%
ChevronTexaco Corp	3,600	232,740
ConocoPhillips	3,560	190,816
Marathon Oil Corp	5,700	136,629
Transocean Inc	9,400	192,230

		752,415

	Shares	Value

Materials & Processing - 3.70%
Alcoa Inc	13,200	$255,816
International Paper Co	4,200	141,960
The Dow Chemical Co	5,300	146,333

		544,109

Producer Durables - 1.41%
United Technologies Corp	3,600	208,008

Technology - 11.06%
3Com Corp *	18,500	91,205
Agere Systems Inc 'B' *	16,614	24,921
Comverse Technology Inc *	19,600	221,676
Hewlett-Packard Co	19,700	306,335
Intel Corp	1,800	29,304
International Business Machines Corp	1,400	109,802
Lucent Technologies Inc *	165,000	242,550
Micron Technology Inc *	6,500	52,910
Motorola Inc	19,100	157,766
Solectron Corp *	53,100	160,362
Sun Microsystems Inc *	70,400	229,504

		1,626,335

Utilities - 11.18%
AT&TCorp	4,000	64,800
AT&TWireless Services Inc *	43,000	283,800
Comcast Corp 'A' *	6,470	184,977
Comcast Corp Special 'A' *	5,000	137,450
NiSource Inc	8,700	158,340
Progress Energy Inc	5,000	195,750
SBC Communications Inc	11,600	232,696
Verizon Communications Inc	9,700	342,895
Xcel Energy Inc	3,400	43,554

		1,644,262

Total U.S. Common Stocks
(Cost $15,819,454)		12,665,499

FOREIGN PREFERRED STOCK - 1.63%
Australia - 1.63%
The News Corp Ltd ADR	11,200	239,568

Total Foreign Preferred Stock
(Cost $270,461)		239,568

FOREIGN COMMON STOCKS - 7.51%
Bermuda - 1.11%
XLCapital Ltd 'A'	2,300	162,794

Finland - 1.96%
Nokia OYJ ADR	20,600	288,606

France - 1.38%
TotalFinaElf SA ADR	3,200	202,464

See Notes to Financial Statements

See explanation of symbols on B-28

PACIFIC FUNDS
PF SALOMON BROTHERS LARGE-CAP VALUE FUND
Schedule of Investments (Continued)
March 31, 2003

	Shares	Value

Netherlands - 1.38%
Royal Dutch Petroleum Co 'NY'	5,000	$203,750

United Kingdom - 1.68%
BP PLCADR	6,400	246,976

Total Foreign Common Stocks
(Cost $1,265,436)		1,104,590

	Principal
	Amount

U. S. CONVERTIBLE CORPORATE BOND - 0.28%
Consumer Discretionary - 0.28%
Charter Communications Inc
5.750% due 10/15/05	$193,000	41,495

Total U.S. Convertible Corporate Bond
(Cost $109,793)		41,495

	Shares

SHORT-TERM INVESTMENT - 4.13%
Cash Equivalent - 4.13%
BlackRock Provident Institutional TempFund	606,871	606,871

Total Short-Term Investment
(Cost $606,871)		606,871

TOTAL INVESTMENTS - 99.67%
(Cost $18,072,015)		14,658,023

OTHER ASSETS AND LIABILITIES, NET - 0.33%		47,942

NET ASSETS - 100.00%		$14,705,965

See Notes to Financial Statements

Explanation of Symbols for Schedules of Investments
~	Securities purchased in private placement transaction; resale to the public may require registration.
*	Non-income producing securities.
**	Securities were fully/partially segregated with the custodian to cover margin requirements for open futures contracts as of March 31, 2003.
"	Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
^	Securities with their principal amount adjusted for inflation.
+	Variable rate securities. The rate listed is as of March 31, 2003.

PACIFIC FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2003

	PF AIM Blue Chip Fund	PF AIM Aggressive Growth Fund			PF Janus Strategic Value Fund		PF Lazard International Value Fund	PF MFS Mid-Cap Growth Fund
			PF INVESCO Health Sciences Fund	PF INVESCO Technology Fund		PF Janus Growth LT Fund

ASSETS
Investments, at cost	$11,529,201	$5,173,545	$5,366,392	$4,162,957	$6,388,142	$7,970,378	$10,424,987	$7,884,720

Investments, at value	$10,116,197	$5,164,309	$5,799,288	$3,912,525	$5,660,794	$7,706,458	$9,490,000	$7,896,819
Cash	149	948	—	—	—	—	—	—
Receivables:
Dividends and interest	5,934	639	6,593	1,579	1,839	6,625	70,634	3,212
Fund shares sold	52,967	11,091	43,526	—	238	26,227	69,383	43,930
Securities sold	52,635	47,580	—	66,459	7,732	22,332	—	121,661
Due from adviser	98,620	67,461	71,972	64,747	70,705	91,337	93,282	100,855
Forward foreign currency contracts appreciation	—	—	—	—	—	39	—	—
Prepaid expenses and other assets	4,133	2,395	2,395	1,816	2,974	3,554	4,133	2,395

Total Assets	10,330,635	5,294,423	5,923,774	4,047,126	5,744,282	7,856,572	9,727,432	8,168,872

LIABILITIES
Payables:
Fund shares redeemed	21,670	—	7,867	—	23,504	7,372	—	6,010
Securities purchased	67,891	37,023	—	7,386	63,007	20,091	—	182,308
Accrued advisory fees	8,079	4,362	5,352	3,849	4,557	4,871	6,800	5,931
Accrued administration fees	2,977	1,527	1,703	1,224	1,679	2,273	2,800	2,306
Accrued trustees fees	1,508	837	870	739	1,024	1,239	1,457	967
Accrued deferred trustee compensation	4,215	2,637	2,676	2,399	3,065	3,574	3,977	3,498
Accrued distribution and service (12b-1) fees	5,135	2,252	2,521	1,799	2,514	3,621	4,966	3,982
Accrued other	65,341	36,744	34,238	31,485	38,570	52,037	61,950	46,442
Forward foreign currency contracts depreciation	—	—	—	—	—	4,524	—	—
Outstanding options written, at value	—	—	—	320	—	—	—	—
Variation margin on futures contracts	7,950	—	—	—	—	—	—	—

Total Liabilities	184,766	85,382	55,227	49,201	137,920	99,602	81,950	251,444

NET ASSETS	$10,145,869	$5,209,041	$5,868,547	$3,997,925	$5,606,362	$7,756,970	$9,645,482	$7,917,428

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
MARCH 31, 2003

		PF AIM Aggressive Growth Fund	PF INVESCO Health Sciences Fund		PF Janus Strategic Value Fund		PF Lazard International Value Fund	PF MFS Mid-Cap Growth Fund
	PF AIM Blue Chip Fund			PF INVESCO Technology Fund		PF Janus Growth LT Fund

NET ASSETS CONSIST OF:
Paid-in capital	$12,584,235	$6,151,733	$7,364,401	$6,057,804	$7,070,101	$10,185,368	$10,956,317	$12,822,214
Accumulated undistributed net investment income (loss)	(5,256)	(3,526)	(3,312)	(3,035)	(4,055)	(16,023)	25,933	(4,438)
Accumulated undistributed net realized loss	(1,018,076)	(929,930)	(1,925,493)	(1,808,364)	(732,363)	(2,143,931)	(403,618)	(4,912,447)
Net unrealized appreciation (depreciation) on investments and
assets and liabilities in foreign currencies	(1,415,034)	(9,236)	432,951	(248,480)	(727,321)	(268,444)	(933,150)	12,099

NET ASSETS	$10,145,869	$5,209,041	$5,868,547	$3,997,925	$5,606,362	$7,756,970	$9,645,482	$7,917,428

Class A Shares:
Net Assets	$7,922,492	$5,030,940	$5,643,470	$3,884,841	$5,331,111	$6,831,782	$7,217,649	$6,190,534

Shares of beneficial interest outstanding	983,915	585,399	691,406	564,549	652,997	896,084	826,623	1,046,112
NET ASSET VALUE *	$8.05	$8.59	$8.16	$6.88	$8.16	$7.62	$8.73	$5.92
Sales Charge - 5.50% of offering price	0.47	0.50	0.47	0.40	0.47	0.44	0.51	0.34

Maximum offering price per share	$8.52	$9.09	$8.63	$7.28	$8.63	$8.06	$9.24	$6.26

Class B Shares:
Net Assets	$756,820	$62,715	$108,318	$35,002	$200,783	$301,422	$771,443	$585,776
Shares of beneficial interest outstanding	94,800	7,353	13,381	5,123	24,782	39,741	89,093	99,558
NET ASSET VALUE and offering price per share *	$7.98	$8.53	$8.09	$6.83	$8.10	$7.58	$8.66	$5.88
Class C Shares:

Net Assets	$1,466,557	$115,386	$116,759	$78,082	$74,468	$623,766	$1,656,390	$1,141,118
Shares of beneficial interest outstanding	183,681	13,495	14,423	11,430	9,186	82,377	191,224	194,145
NET ASSET VALUE *	$7.98	$8.55	$8.10	$6.83	$8.11	$7.57	$8.66	$5.88
Sales Charge - 1.00% of offering price	0.08	0.09	0.08	0.07	0.08	0.08	0.09	0.06

Maximum offering price per share	$8.06	$8.64	$8.18	$6.90	$8.19	$7.65	$8.75	$5.94

* Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charges.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
MARCH 31, 2003

							PF Salomon Brothers Large-Cap Value Fund
		PF PIMCO Inflation Managed Fund
	PF MFS Global Growth Fund		PF PIMCO Managed Bond Fund	PF Pacific Life Money Market Fund	PF Putnam Equity Income Fund	PF Putnam Research Fund

ASSETS
Investments, at cost	$4,809,080	$7,829,913	$25,866,151	$14,881,838	$10,922,450	$12,462,192	$18,072,015

Investments, at value	$4,528,946	$7,906,823	$26,092,048	$14,881,838	$9,464,793	$11,158,236	$14,658,023
Foreign currency held, at value (1)	—	—	193,955	—	—	—	—
Receivables:
Dividends and interest	18,804	71,475	242,631	10,644	23,468	16,425	41,819
Fund shares sold	4,450	205,467	103,079	11,011	43,635	198	65,682
Securities sold	18,376	—	107,026	—	43,032	4,101	4,552
Securities sold short	—	102,737	—	—	—	—	—
Due from adviser	208,032	—	185,997	172,529	139,561	101,493	100,541
Forward foreign currency contracts appreciation	—	—	16,380	—	—	2,261	—
Variation margin on futures contracts	—	—	21,080	—	—	—	—
Prepaid expenses and other assets	2,395	37,226	9,347	7,029	4,712	4,133	5,292

Total Assets	4,781,003	8,323,728	26,971,543	15,083,051	9,719,201	11,286,847	14,875,909
LIABILITIES
Payables:
Fund shares redeemed	—	—	57,273	21,020	—	—	24,275
Securities purchased	47,317	1,260,320	1,626,736	—	5,968	51,575	46,034
Securities sold short, at value (proceeds $102,737)	—	101,477	—	—	—	—	—
Income and capital gains distributions	—	158	12,678	42	—	—	—
Accrued advisory fees	4,332	3,323	12,608	5,095	7,699	9,465	10,496
Accrued administration fees	1,378	1,939	7,355	4,458	2,836	3,313	4,322
Accrued trustees fees	809	566	3,417	2,126	1,680	1,349	1,748
Accrued deferred trustee compensation	2,018	182	9,408	6,516	5,026	4,139	4,721
Accrued distribution and service (12b-1) fees	2,025	2,921	13,169	6,890	4,377	4,783	7,359
Accrued other	81,197	21,486	138,734	90,058	78,836	47,919	70,989
Forward foreign currency contracts depreciation	—	—	1,588	—	—	8,068	—
Outstanding interest rate swaps, at value	—	—	140,245	—	—	—	—
Outstanding options written, at value	—	—	153,019	—	—	—	—
Variation margin on futures contracts	—	—	692	—	—	—	—

Total Liabilities	139,076	1,392,372	2,176,922	136,205	106,422	130,611	169,944

NET ASSETS	$4,641,927	$6,931,356	$24,794,621	$14,946,846	$9,612,779	$11,156,236	$14,705,965

(1) Foreign currency held at cost is $195,676.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
MARCH 31, 2003

		PF PIMCO Inflation Managed Fund					PFSalomon Brothers Large-Cap Value Fund
	PF MFS Global Growth Fund		PF PIMCO Managed Bond Fund	PF Pacific Life Money Market Fund	PF Putnam Equity Income Fund	PF Putnam Research Fund

NET ASSETS CONSIST OF:
Paid-in capital	$5,737,494	$6,774,926	$24,442,074	$14,899,549	$11,863,838	$15,075,010	$19,465,786
Accumulated undistributed net investment income (loss)	(3,824)	7,915	163,662	47,347	12,362	(29,857)	17,913
Accumulated undistributed net realized gain (loss)	(811,721)	70,345	(58,929)	(50)	(805,764)	(2,579,150)	(1,363,742)
Net unrealized appreciation (depreciation) on investments and
assets and liabilities in foreign currencies	(280,022)	78,170	247,814	—	(1,457,657)	(1,309,767)	(3,413,992)

NET ASSETS	$4,641,927	$6,931,356	$24,794,621	$14,946,846	$9,612,779	$11,156,236	$14,705,965

Class A Shares:
Net Assets	$4,505,415	$6,289,976	$18,236,254	$13,091,885	$8,812,118	$11,035,127	$11,736,321
Shares of beneficial interest outstanding	549,549	611,735	1,795,231	13,089,685	1,114,198	1,505,477	1,499,384
NET ASSET VALUE *	$8.20	$10.28	$10.16	$1.00	$7.91	$7.33	$7.83
Sales Charge - 5.50% of offering price	0.48	0.60	0.59	—	0.46	0.43	0.46

Maximum offering price per share	$8.68	$10.88	$10.75	$1.00	$8.37	$7.76	$8.29

Class B Shares:
Net Assets	$57,603	$160,962	$1,985,756	$781,810	$264,729	$28,784	$954,618
Shares of beneficial interest outstanding	7,073	15,668	195,812	781,809	33,716	3,950	122,759
NET ASSET VALUE and offering price per share *	$8.14	$10.27	$10.14	$1.00	$7.85	$7.29	$7.78

Class C Shares:
Net Assets	$78,909	$480,418	$4,572,611	$1,073,151	$535,932	$92,325	$2,015,026
Shares of beneficial interest outstanding	9,692	46,773	450,834	1,073,151	68,200	12,680	259,334
NET ASSET VALUE *	$8.14	$10.27	$10.14	$1.00	$7.86	$7.28	$7.77
Sales Charge - 1.00% of offering price	0.08	0.10	0.10	—	0.08	0.07	0.08

Maximum offering price per share	$8.22	$10.37	$10.24	$1.00	$7.94	$7.35	$7.85

* Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charges.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2003

		PF AIM Aggressive Growth Fund			PF Janus Strategic Value Fund		PF Lazard International Value Fund	PF MFS Mid-Cap Growth Fund
	PF AIM Blue Chip Fund		PF INVESCO Health Sciences Fund	PF INVESCO Technology Fund		PF Janus Growth LT Fund

INVESTMENT INCOME
Dividends, net of foreign taxes withheld (1)	$108,028	$13,114	$39,396	$8,392	$55,939	$45,420	$205,378	$29,259
Interest	8,390	3,787	4,694	4,599	2,840	13,588	8,238	7,094

Total Investment Income	116,418	16,901	44,090	12,991	58,779	59,008	213,616	36,353

EXPENSES
Advisory fees	89,824	59,122	71,203	52,735	64,958	58,785	71,029	70,649
Administration fees	33,093	20,693	22,656	16,779	23,932	27,433	29,247	27,474
Support services expenses	23,072	12,807	14,132	12,438	15,705	19,112	21,768	17,581
Custodian fees and expenses	20,731	25,381	18,719	24,427	12,897	38,076	10,637	51,819
Shareholder reports	7,789	2,019	2,723	2,461	2,601	4,601	6,602	5,716
Distribution and service (12b-1) fees
Class A	42,536	29,083	31,684	23,658	33,173	36,982	36,405	35,576
Class B	2,526	308	598	258	1,314	1,253	2,667	2,084
Class C	6,954	648	765	367	716	3,163	8,086	5,262
Transfer agency out-of-pocket expenses	66,174	36,874	41,030	39,298	40,662	50,167	60,063	56,401
Registration fees	26,177	24,718	24,714	24,715	24,731	25,538	27,151	25,712
Legal and audit fees	23,253	12,854	14,379	12,740	16,419	18,965	22,149	17,254
Trustees' fees and expenses	7,052	3,514	5,127	4,349	4,143	5,256	6,749	5,200
Offering expenses	18,529	13,897	6,176	6,176	16,985	18,529	16,985	15,442
Other	9,376	10,925	8,010	9,990	7,249	8,706	10,678	5,796

Total Expenses	377,086	252,843	261,916	230,391	265,485	316,566	330,216	341,966
Adviser Expense Reimbursement	(192,697)	(137,076)	(128,537)	(131,800)	(134,554)	(181,111)	(174,426)	(193,070)

Net Expenses	184,389	115,767	133,379	98,591	130,931	135,455	155,790	148,896

NET INVESTMENT INCOME (LOSS)	(67,971)	(98,866)	(89,289)	(85,600)	(72,152)	(76,447)	57,826	(112,543)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment security transactions	(959,307)	(777,769)	(1,537,522)	(1,648,225)	(692,130)	(1,925,847)	(408,325)	(4,844,623)
Futures contracts and written option transactions	(17,256)	—	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	30	4	(463)	—

Net Realized Loss on Investments and
Foreign Currency Transactions	(976,563)	(777,769)	(1,537,522)	(1,648,225)	(692,100)	(1,925,843)	(408,788)	(4,844,623)

Net change in unrealized appreciation (depreciation) on:
Investment security transactions	(1,976,959)	(1,115,746)	223,928	(1,638,731)	(1,751,601)	(602,281)	(1,537,314)	241,624
Futures contracts and written options	2,973	—	—	(6,432)	—	—	—	—
Foreign currency transactions	—	—	55	—	27	(4,523)	1,906	—

Net Change in Unrealized Appreciation (Depreciation) on
Investments and Foreign Currency Transactions	(1,973,986)	(1,115,746)	223,983	(1,645,163)	(1,751,574)	(606,804)	(1,535,408)	241,624

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS	(2,950,549)	(1,893,515)	(1,313,539)	(3,293,388)	(2,443,674)	(2,532,647)	(1,944,196)	(4,602,999)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	($3,018,520)	($1,992,381)	($1,402,828)	($3,378,988)	($2,515,826)	($2,609,094)	($1,886,370)	($4,715,542)

(1) Net of $341, $75, $1,260, $512, $952, $22,675 and $36 foreign witholding taxes, respectively.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED MARCH 31, 2003

		PF PIMCO Inflation Managed Fund (1)					PF Salomon Brothers Large-Cap Value Fund
	PF MFS Global Growth Fund		PF PIMCO Managed Bond Fund	PF Pacific Life Money Market Fund	PF Putnam Equity Income Fund	PF Putnam Research Fund

INVESTMENT INCOME

Dividends, net of foreign taxes withheld (2)	$88,774	$—	$—	$—	$231,299	$181,292	$330,931
Interest	3,099	54,236	1,015,916	341,885	10,913	1,261	29,498

Total Investment Income	91,873	54,236	1,015,916	341,885	242,212	182,553	360,429

EXPENSES
Advisory fees	61,260	8,709	170,595	81,879	92,299	122,209	138,868
Administration fees	19,492	5,080	99,514	71,644	34,005	42,773	57,181
Support services expenses	11,019	3,389	55,161	35,700	28,313	21,260	26,452
Custodian fees and expenses	273,102	2,250	28,576	13,672	24,474	25,088	6,663
Shareholder reports	1,774	660	17,406	8,353	2,838	—	7,539
Distribution and service (12b-1) fees
Class A	27,584	7,007	126,543	98,040	46,823	60,856	74,630
Class B	302	156	7,537	3,198	907	183	3,704
Class C	221	345	23,702	5,420	2,602	315	10,410
Transfer agency out-of-pocket expenses	29,865	7,787	154,779	91,882	79,447	65,503	75,382
Registration fees	24,714	83	27,768	30,727	25,376	25,285	25,920
Legal and audit fees	12,718	7,376	56,890	37,607	25,306	21,857	27,540
Trustees' fees and expenses	3,593	1,558	21,788	13,592	11,260	8,704	9,105
Offering expenses	7,721	9,375	9,264	10,809	37,500	37,500	13,897
Other	32,428	4,487	17,604	14,015	16,357	10,604	10,854

Total Expenses	505,793	58,262	817,127	516,538	427,507	442,137	488,145
Adviser Expense Reimbursement/Distributor Waiver	(391,365)	(35,513)	(360,805)	(292,361)	(241,155)	(203,580)	(187,014)

Net Expenses	114,428	22,749	456,322	224,177	186,352	238,557	301,131

NET INVESTMENT INCOME (LOSS)	(22,555)	31,487	559,594	117,708	55,860	(56,004)	59,298
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment security transactions	(795,447)	70,345	940,420	(50)	(782,021)	(2,481,076)	(1,227,554)
Futures contracts and written option transactions	—	—	1,306,349	—	—	—	—
Foreign currency transactions	(323)	—	89	—	—	(93)	—

Net Realized Gain (Loss) on Investments and
Foreign Currency Transactions	(795,770)	70,345	2,246,858	(50)	(782,021)	(2,481,169)	(1,227,554)

Net change in unrealized appreciation (depreciation) on:
Investment security transactions	(736,070)	78,170	468,045	—	(1,942,233)	(1,401,295)	(4,356,079)
Futures contracts and written options	—	—	162,885	—	—	—	—
Foreign currency transactions	(121)	—	13,146	—	—	(5,811)	—

Net Change in Unrealized Appreciation (Depreciation) on
Investments and Foreign Currency Transactions	(736,191)	78,170	644,076	—	(1,942,233)	(1,407,106)	(4,356,079)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS	(1,531,961)	148,515	2,890,934	(50)	(2,724,254)	(3,888,275)	(5,583,633)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($1,554,516)	$180,002	$3,450,528	$117,658	($ 2,668,394)	($3,944,279)	($5,524,335)

(1) Operations commenced on December 31, 2002.

(2) Net of $8, 236, $0, $1,423 $1,813 and $4,248 foreign witholding taxes, respectively.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	PF AIM Blue Chip Fund		PF AIM Aggressive Growth Fund		PF INVESCO Health Sciences Fund

	Year Ended March 31, 2003	Period Ended March 31, 2002 (1)	Year Ended March 31, 2003	Period Ended March 31, 2002 (1)	Year Ended March 31, 2003	Period Ended March 31, 2002 (1)

OPERATIONS
Net investment loss	($67,971)	($43,189)	($98,866)	($56,401)	($89,289)	($52,913)
Net realized loss on investments and foreign currency transactions	(976,563)	(31,111)	(777,769)	(115,648)	(1,537,522)	(380,204)
Net change in unrealized appreciation (depreciation) on
investments and foreign currency transactions	(1,973,986)	558,952	(1,115,746)	1,106,510	223,983	208,968

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,018,520)	484,652	(1,992,381)	934,461	(1,402,828)	(224,149)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	(28,717)	—	(12,159)	—	—
Class B	—	(40)	—	(4)	—	—
Class C	—	(112)	—	(19)	—	—
Net realized gains
Class A	—	(9,307)	—	(32,769)	—	—
Class B	—	(19)	—	(66)	—	—
Class C	—	(19)	—	(66)	—	—
Return of Capital
Class A	—	—	—	—	—	(9,567)
Class B	—	—	—	—	—	(19)
Class C	—	—	—	—	—	(19)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(38,214)	—	(45,083)	—	(9,605)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	1,900,875	10,899,593	193,336	6,969,193	805,954	8,317,467
Class B	800,289	43,334	60,918	19,579	91,991	152,313
Class C	1,473,852	164,424	114,733	22,878	96,992	40,690
Dividends reinvestments
Class A	—	38,024	—	44,899	—	9,567
Class B	—	59	—	70	—	19
Class C	—	131	—	85	—	19
Cost of shares repurchased
Class A	(1,996,697)	(516,404)	(847,697)	(245,825)	(1,634,258)	(243,096)
Class B	(40,980)	(888)	(2,348)	(9,693)	(11,115)	(114,165)
Class C	(37,479)	(10,182)	(8,084)	—	(5,082)	(2,167)

Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	2,099,860	10,618,091	(489,142)	6,801,186	(655,518)	8,160,647

NET INCREASE (DECREASE) IN NET ASSETS	(918,660)	11,064,529	(2,481,523)	7,690,564	(2,058,346)	7,926,893
NET ASSETS

Beginning of Year/Period	11,064,529	—	7,690,564	—	7,926,893	—

End of Year/Period	$10,145,869	$11,064,529	$5,209,041	$7,690,564	$5,868,547	$7,926,893

Undistributed net investment loss at end of year/period	($5,256)	($1,041)	($3,526)	($889)	($3,312)	($2,385)

(1) Operations commenced on September 28, 2001.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PF INVESCOTechnology Fund		PF Janus Strategic Value Fund		PF Janus Growth LT Fund

	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended
	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
	2003	2002 (1)	2003	2002 (1)	2003	2002 (1)

OPERATIONS
Net investment loss	($85,600)	($70,094)	($72,152)	($32,649)	($76,447)	($34,447)
Net realized gain (loss) on investments and foreign currency transactions	(1,648,225)	(158,816)	(692,100)	33,239	(1,925,843)	(229,493)
Net change in unrealized appreciation (depreciation) on
investments and foreign currency transactions	(1,645,163)	1,396,683	(1,751,574)	1,024,253	(606,804)	338,360

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,378,988)	1,167,773	(2,515,826)	1,024,843	(2,609,094)	74,420

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	—	—	(32,036)	—	(28,272)
Class B	—	—	—	(80)	—	(62)
Class C	—	—	—	(64)	—	(79)
Net realized gains
Class A	—	—	(49,164)	—	—	—
Class B	—	—	(784)	—	—	—
Class C	—	—	(632)	—	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	—	(50,580)	(32,180)	—	(28,413)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	30,769	6,962,964	515,634	8,326,013	835,684	10,018,920
Class B	24,496	50,000	157,848	96,658	275,409	57,376
Class C	78,233	10,502	106,658	18,908	615,901	88,070
Dividends reinvestments
Class A	—	—	48,385	31,796	—	27,060
Class B	—	—	378	62	—	62
Class C	—	—	631	64	—	78
Cost of shares repurchased
Class A	(601,001)	(330,130)	(1,735,118)	(337,648)	(1,286,073)	(273,854)
Class B	(15,949)	—	(19,927)	—	(7,630)	(13)
Class C	(744)	—	(30,237)	—	(27,389)	(3,544)

Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(484,196)	6,693,336	(955,748)	8,135,853	405,902	9,914,155

NET INCREASE (DECREASE) IN NET ASSETS	(3,863,184)	7,861,109	(3,522,154)	9,128,516	(2,203,192)	9,960,162

NET ASSETS
Beginning of Year/Period	7,861,109	—	9,128,516	—	9,960,162	—

End of Year/Period	$3,997,925	$7,861,109	$5,606,362	$9,128,516	$7,756,970	$9,960,162

Undistributed net investment loss at end of year/period	($3,035)	($28,189)	($4,055)	($990)	($16,023)	($1,041)

(1) Operations commenced on September 28, 2001.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PF Lazard International Value Fund		PF MFS Mid-Cap Growth Fund		PF MFS Global Growth Fund

	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended
	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
	2003	2002 (1)	2003	2002 (1)	2003	2002 (1)

OPERATIONS
Net investment income (loss)	$57,826	($12,130)	($112,543)	($68,364)	($22,555)	($29,041)
Net realized gain (loss) on investments and foreign currency transactions	(408,788)	47,796	(4,844,623)	979,520	(795,770)	126,613
Net change in unrealized appreciation (depreciation) on investments
and foreign currency transactions	(1,535,408)	602,258	241,624	(229,525)	(736,191)	456,169

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,886,370)	637,924	(4,715,542)	681,631	(1,554,516)	553,741

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(28,445)	(20,005)	—	(18,870)	—	(6,200)
Class B	(1,913)	(15)	—	(4)	—	—
Class C	(4,078)	(29)	—	(41)	—	—
Net realized gains
Class A	(45,705)	—	(843,858)	(85,907)	(124,390)	(6,537)
Class B	(389)	—	(7,367)	(173)	(418)	(13)
Class C	(2,132)	—	(22,315)	(173)	(212)	(13)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(82,662)	(20,049)	(873,540)	(105,168)	(125,020)	(12,763)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	6,682,746	7,395,576	1,670,491	11,535,542	4,191,604	6,275,672
Class B	845,346	24,469	562,549	81,551	43,068	21,097
Class C	1,759,737	150,940	1,166,586	123,241	74,289	10,000
Dividends reinvestments
Class A	72,436	19,760	823,409	104,380	113,748	12,201
Class B	2,207	15	7,319	177	418	13
Class C	6,305	29	22,315	214	212	13
Cost of shares repurchased
Class A	(5,618,470)	(210,093)	(2,274,920)	(832,471)	(4,942,110)	(18,287)
Class B	(42,393)	(309)	(13,861)	—	(222)	—
Class C	(79,744)	(11,918)	(38,785)	(7,690)	(1,231)	—

Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	3,628,170	7,368,469	1,925,103	11,004,944	(520,224)	6,300,709

NET INCREASE (DECREASE) IN NET ASSETS	1,659,138	7,986,344	(3,663,979)	11,581,407	(2,199,760)	6,841,687

NET ASSETS
Beginning of Year/Period	7,986,344	—	11,581,407	—	6,841,687	—

End of Year/Period	$9,645,482	$7,986,344	$7,917,428	$11,581,407	$4,641,927	$6,841,687

Undistributed net investment income (loss) at end of year/period	$25,933	$7,714	($4,438)	($940)	($3,824)	($637)

(1) Operations commenced on September 28, 2001.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PF PIMCO Inflation Managed Fund	PF PIMCO Managed Bond Fund		PF Pacific Life Money Market Fund

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2003 (1)	2003	2002 (2)	2003	2002 (2)
OPERATIONS
Net investment income	$31,487	$559,594	$163,364	$117,708	$63,863
Net realized gain (loss) on investments and foreign currency transactions	70,345	2,246,858	(459,527)	(50)	2,251
Net change in unrealized appreciation (depreciation) on
investments and foreign currency transactions	78,170	644,076	(396,262)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	180,002	3,450,528	(692,425)	117,658	66,114

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(29,246)	(822,096)	(198,884)	(117,028)	(63,834)
Class B	(562)	(32,967)	(377)	(245)	(10)
Class C	(1,373)	(96,396)	(963)	(435)	(19)
Net realized gains
Class A	—	(1,013,640)	(26,223)	—	—
Class B	—	(61,509)	(53)	—	—
Class C	—	(197,240)	(53)	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(31,181)	(2,223,848)	(226,553)	(117,708)	(63,863)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	6,347,968	12,479,148	38,543,576	7,721,450	38,214,595
Class B	159,771	1,858,665	177,468	821,580	125,511
Class C	504,905	4,246,502	392,197	1,497,246	487,642
Dividends reinvestments
Class A	29,246	1,530,194	179,170	109,308	60,436
Class B	473	92,878	408	247	10
Class C	1,304	255,022	783	435	12
Cost of shares repurchased
Class A	(232,743)	(30,122,684)	(4,756,476)	(21,795,052)	(11,221,052)
Class B	—	(121,135)	(2,287)	(127,876)	(37,663)
Class C	(28,389)	(249,008)	(17,502)	(499,191)	(412,993)

Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	6,782,535	(10,030,418)	34,517,337	(12,271,853)	27,216,498

NET INCREASE (DECREASE) IN NET ASSETS	6,931,356	(8,803,738)	33,598,359	(12,271,903)	27,218,749

.
NET ASSETS
Beginning of Year/Period	—	33,598,359	—	27,218,749	—

End of Year/Period	$6,931,356	$24,794,621	$33,598,359	$14,946,846	$27,218,749

Undistributed net investment income at end of year/period	$7,915	$163,662	$7,984	$47,347	$45,422

(1) Operations commenced on December 31, 2002.

(2) Operations commenced on September 28, 2001.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PF Putnam Equity Income Fund		PF Putnam Research Fund		PF Salomon Brothers Large-Cap Value Fund

	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended
	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
	2003	2002 (1)	2003	2002 (1)	2003	2002 (2)

OPERATIONS
Net investment income (loss)	$55,860	$5,102	($56,004)	($21,340)	$59,298	($11,460)
Net realized loss on investments and foreign currency transactions	(782,021)	(24,546)	(2,481,169)	(127,287)	(1,227,554)	(19,381)
Net change in unrealized appreciation (depreciation) on investments
and foreign currency transactions	(1,942,233)	484,576	(1,407,106)	97,339	(4,356,079)	942,087

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,668,394)	465,132	(3,944,279)	(51,288)	(5,524,335)	911,246

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(90,783)	—	(31,398)	—	(34,071)	(41,033)
Class B	(959)	—	(18)	—	(1,682)	(66)
Class C	(2,562)	—	(50)	—	(4,576)	(182)
Net realized gains
Class A	—	—	—	—	(98,565)	(4,303)
Class B	—	—	—	—	(965)	(9)
Class C	—	—	—	—	(2,918)	(9)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(94,304)	—	(31,466)	—	(142,777)	(45,602)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	727,291	10,417,665	47,749	15,019,575	3,046,380	19,940,332
Class B	279,145	12,549	38,404	10,010	941,383	144,338
Class C	573,829	44,011	89,783	10,010	2,064,546	251,002
Dividends reinvestments
Class A	90,410	—	31,398	—	130,473	44,875
Class B	959	—	18	—	2,185	75
Class C	2,562	—	50	—	7,437	153
Cost of shares repurchased
Class A	(197,143)	(4,138)	(49,736)	(166)	(5,848,309)	(1,092,458)
Class B	(9,527)	—	(13,785)	—	(43,395)	(552)
Class C	(23,159)	(4,109)	(41)	—	(70,164)	(10,868)

Net Increase in Net Assets Derived from Capital Share Transactions	1,444,367	10,465,978	143,840	15,039,429	230,536	19,276,897

NET INCREASE (DECREASE) IN NET ASSETS	(1,318,331)	10,931,110	(3,831,905)	14,988,141	(5,436,576)	20,142,541

NET ASSETS
Beginning of Year/Period	10,931,110	—	14,988,141	—	20,142,541	—

End of Year/Period	$9,612,779	$10,931,110	$11,156,236	$14,988,141	$14,705,965	$20,142,541

Undistributed net investment income (loss) at end of year/period	$12,362	$51,609	($29,857)	$30,076	$17,913	($1,063)

(1) Operations commenced on December 31, 2002.

(2) Operations commenced on September 28, 2001.

See Notes to Financial Statements

[THIS PAGE INTENTIONALLY LEFT BLANK]

PACIFIC FUNDS
FINANCIAL HIGHLIGHTS
Selected per share, ratios and supplemental data for each year or period ended March 31, were as follows:

		Investment Activities			Distributions					Ratios/Supplemental Data

	Net Asset Value, Beginning of Year or Period	Net Asset Investment (Loss)	Net Realized and Unrealized Gain (Loss) on Securities	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Return of Capital	Total Distri- butions	Net Asset Value, End of Year or Period	Total Returns(1)	Net Assets, End of Year or Period (in thousands)	Ratios of Net Expenses to Average Net Assets (2), (3)	Ratios of Gross Expenses to Average Net Assets(3)	Ratios of Net Investment (Loss) After Expense Reductions to Average Net Assets (3)	Ratios of Net Investment (Loss) Before Expense Reductions to Average Net Assets (2),(3)	Portfolio Turnover Rates

PF AIM Blue Chip Fund
Class A: 2003 (4)	$10.96	($0.06)	($2.85)	($2.91)	$ —	$—	$—	$ —	$8.05	(26.55%)	$7,922	1.90%	3.94%	(0.67%)	(2.71%)	35.58%
9/28/2001 - 3/31/2002 (4)	10.00	(0.05)	1.06	1.01	(0.03)	(0.02)	—	(0.05)	10.96	10.09%	10,867	1.90%	5.99%	(0.92%)	(5.01%)	12.63%
Class B: 2003 (4)	$10.94	($0.10)	($2.86)	($2.96)	$ —	$—	$—	$ —	$7.98	(27.06%)	$757	2.40%	4.44%	(1.17%)	(3.21%)	35.58%
9/28/2001 - 3/31/2002 (4)	10.00	(0.08)	1.06	0.98	(0.02)	(0.02)	—	(0.04)	10.94	9.79%	43	2.40%	6.49%	(1.42%)	(5.51%)	12.63%
Class C: 2003 (4)	$10.93	($0.10)	($2.85)	($2.95)	$ —	$—	$—	$ —	$7.98	(26.99%)	$1,467	2.40%	4.44%	(1.17%)	(3.21%)	35.58%
9/28/2001 - 3/31/2002 (4)	10.00	(0.08)	1.06	0.98	(0.03)	(0.02)	—	(0.05)	10.93	9.74%	154	2.40%	6.49%	(1.42%)	(5.51%)	12.63%
PF AIM Aggressive Growth Fund
Class A: 2003 (4)	$11.63	($0.16)	($2.88)	($3.04)	$ —	$—	$—	$ —	$8.59	(26.14%)	$5,031	1.95%	4.27%	(1.66%)	(3.98%)	71.87%
9/28/2001 - 3/31/2002 (4)	10.00	(0.09)	1.81	1.72	(0.02)	(0.07)	—	(0.09)	11.63	17.21%	7,654	1.95%	6.84%	(1.67%)	(6.56%)	44.75%
Class B: 2003 (4)	$11.61	($0.19)	($2.89)	($3.08)	$ —	$—	$—	$ —	$8.53	(26.44%)	$63	2.45%	4.77%	(2.16%)	(4.48%)	71.87%
9/28/2001 - 3/31/2002 (4)	10.00	(0.12)	1.80	1.68	—	(0.07)	—	(0.07)	11.61	16.84%	12	2.45%	7.34%	(2.17%)	(7.06%)	44.75%
Class C: 2003 (4)	$11.61	($0.19)	($2.87)	($3.06)	$ —	$—	$—	$ —	$8.55	(26.36%)	$115	2.45%	4.77%	(2.16%)	(4.48%)	71.87%
9/28/2001 - 3/31/2002 (4)	10.00	(0.12)	1.81	1.69	(0.01)	(0.07)	—	(0.08)	11.61	16.91%	25	2.45%	7.34%	(2.17%)	(7.06%)	44.75%
PF INVESCO Health Sciences Fund
Class A: 2003 (4)	$9.89	($0.12)	($1.61)	($1.73)	$ —	$—	$—	$ —	$8.16	(17.49%)	$5,643	2.05%	4.04%	(1.37%)	(3.36%)	139.83%
9/28/2001 - 3/31/2002 (4)	10.00	(0.07)	(0.02)	(0.09)	—	—	(0.02)	(0.02)	9.89	(0.92%)	7,854	2.05%	4.82%	(1.43%)	(4.20%)	22.74%
Class B: 2003 (4)	$9.86	($0.15)	($1.62)	($1.77)	$ —	$—	$—	$ —	$8.09	(17.95%)	$108	2.55%	4.54%	(1.87%)	(3.86%)	139.83%
9/28/2001 - 3/31/2002 (4)	10.00	(0.10)	(0.02)	(0.12)	—	—	(0.02)	(0.02)	9.86	(1.22%)	37	2.55%	5.32%	(1.93%)	(4.70%)	22.74%
Class C: 2003 (4)	$9.86	($0.15)	($1.61)	($1.76)	$ —	$—	$—	$ —	$8.10	(17.85%)	$117	2.55%	4.54%	(1.87%)	(3.86%)	139.83%
9/28/2001 - 3/31/2002 (4)	10.00	(0.10)	(0.02)	(0.12)	—	—	(0.02)	(0.02)	9.86	(1.22%)	37	2.55%	5.32%	(1.93%)	(4.70%)	22.74%
PF INVESCO Technology Fund
Class A: 2003 (4)	$12.47	($0.14)	($5.45)	($5.59)	$ —	$ —	$—	$ —	$6.88	(44.83%)	$3,885	2.05%	4.80%	(1.78%)	(4.53%)	96.29%
9/28/2001 - 3/31/2002 (4)	10.00	(0.12)	2.59	2.47	—	—	—	—	12.47	24.70%	7,801	2.05%	4.81%	(1.82%)	(4.58%)	32.50%
Class B: 2003 (4)	$12.44	($0.19)	($5.42)	($5.61)	$ —	$—	$—	$ —	$6.83	(45.10%)	$35	2.55%	5.30%	(2.28%)	(5.03%)	96.29%
9/28/2001 - 3/31/2002 (4)	10.00	(0.15)	2.59	2.44	—	—	—	—	12.44	24.40%	47	2.55%	5.31%	(2.32%)	(5.08%)	32.50%
Class C: 2003 (4)	$12.44	($0.17)	($5.44)	($5.61)	$ —	$—	$—	$ —	$6.83	(45.10%)	$78	2.55%	5.30%	(2.28%)	(5.03%)	96.29%
9/28/2001 - 3/31/2002 (4)	10.00	(0.15)	2.59	2.44	—	—	—	—	12.44	24.40%	13	2.55%	5.31%	(2.32%)	(5.08%)	32.50%

See Notes to Financial Statements

See explanation of symbols on D-4

PACIFIC FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended March 31, were as follows:

		Investment Activities			Distributions					Ratios/Supplemental Data

	Net Asset Value, Beginning of Year or Period	Net Asset Investment (Loss)	Net Realized and Unrealized Gain (Loss) on Securities	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Return of Capital	Total Distri-butions	Net Asset Value, End of Year or Period	Total Returns(1)	Net Assets, End of Year or Period (in thousands)	Ratios of Net Expenses to Average Net Assets (2), (3)	Ratios of Gross Expenses to Average Net Assets(3)	Ratios of Net Investment (Loss) After Expense Reductions to Average Net Assets (3)	Ratios of Net Investment (Loss) Before Expense Reductions to Average Net Assets (2),(3)	Portfolio Turnover Rates

PF Janus Strategic Value Fund
Class A: 2003	$11.45	($0.11)	($3.12)	($3.23)	$ —	($0.06)	$—	($0.06)	$8.16	(28.26%)	$5,331	1.90%	3.87%	(1.04%)	(3.01%)	37.78%
9/28/2001 - 3/31/2002 (4)	10.00	(0.05)	1.54	1.49	(0.04)	—	—	(0.04)	11.45	14.94%	9,002	1.90%	6.26%	(0.84%)	(5.20%)	18.71%
Class B: 2003	$11.43	($0.11)	($3.16)	($3.27)	$ —	($0.06)	$—	($0.06)	$8.10	(28.66%)	$201	2.40%	4.37%	(1.54%)	(3.51%)	37.78%
9/28/2001 - 3/31/2002 (4)	10.00	(0.07)	1.54	1.47	(0.04)	—	—	(0.04)	11.43	14.71%	105	2.40%	6.76%	(1.34%)	(5.70%)	18.71%
Class C: 2003	$11.43	($0.11)	($3.15)	($3.26)	$ —	($0.06)	$—	($0.06)	$8.11	(28.57%)	$74	2.40%	4.37%	(1.54%)	(3.51%)	37.78%
9/28/2001 - 3/31/2002 (4)	10.00	(0.07)	1.53	1.46	(0.03)	—	—	(0.03)	11.43	14.67%	21	2.40%	6.76%	(1.34%)	(5.70%)	18.71%
PF Janus Growth LT Fund
Class A: 2003	$10.32	($0.08)	($2.62)	($2.70)	$ —	$—	$—	$—	$7.62	(26.16%)	$6,832	1.70%	4.01%	(0.95%)	(3.26%)	124.73%
9/28/2001 - 3/31/2002 (4)	10.00	(0.04)	0.39	0.35	(0.03)	—	—	(0.03)	10.32	3.50%	9,819	1.70%	6.29%	(0.78%)	(5.37%)	64.33%
Class B: 2003	$10.30	($0.06)	($2.66)	($2.72)	$ —	$—	$—	$—	$7.58	(26.31%)	$301	2.20%	4.51%	(1.45%)	(3.76%)	124.73%
9/28/2001 - 3/31/2002 (4)	10.00	(0.07)	0.40	0.33	(0.03)	—	—	(0.03)	10.30	3.27%	57	2.20%	6.79%	(1.28%)	(5.87%)	64.33%
Class C: 2003	$10.31	($0.08)	($2.66)	($2.74)	$ —	$—	$—	$—	$7.57	(26.58%)	$624	2.20%	4.51%	(1.45%)	(3.76%)	124.73%
9/28/2001 - 3/31/2002 (4)	10.00	(0.07)	0.40	0.33	(0.02)	—	—	(0.02)	10.31	3.33%	84	2.20%	6.79%	(1.28%)	(5.87%)	64.33%
PF Lazard International Value Fund
Class A: 2003(4)	$11.09	$ 0.07	($2.33)	($2.26)	($0.04)	($0.06)	$—	($0.10)	$8.73	(20.50%)	$7,218	1.80%	3.89%	0.76%	(1.33%)	19.60%
9/28/2001 - 3/31/2002 (4)	10.00	(0.02)	1.14	1.12	(0.03)	—	—	(0.03)	11.09	11.21%	7,817	1.80%	7.07%	(0.35%)	(5.62%)	7.11%
Class B: 2003(4)	$11.08	$ 0.02	($2.33)	($2.31)	($0.05)	($0.06)	$—	($0.11)	$8.66	(20.93%)	$771	2.30%	4.39%	0.26%	(1.83%)	19.60%
9/28/2001 - 3/31/2002 (4)	10.00	(0.05)	1.14	1.09	(0.01)	—	—	(0.01)	11.08	10.95%	26	2.30%	7.57%	(0.85%)	(6.12%)	7.11%
Class C: 2003(4)	$11.07	$ 0.02	($2.32)	($2.30)	($0.05)	($0.06)	$—	($0.11)	$8.66	(20.93%)	$1,656	2.30%	4.39%	0.26%	(1.83%)	19.60%
9/28/2001 - 3/31/2002 (4)	10.00	(0.05)	1.14	1.09	(0.02)	—	—	(0.02)	11.07	10.91%	143	2.30%	7.57%	(0.85%)	(6.12%)	7.11%
PF MFS Mid-Cap Growth Fund
Class A: 2003	$11.18	($0.09)	($4.33)	($4.42)	$ —	($0.84)	$—	($0.84)	$5.92	(40.51%)	$6,191	1.85%	4.31%	(1.39%)	(3.85%)	158.16%
9/28/2001 - 3/31/2002 (4)	10.00	(0.08)	1.45	1.37	(0.02)	(0.17)	—	(0.19)	11.18	13.79%	11,383	1.85%	5.33%	(1.44%)	(4.92%)	70.54%
Class B: 2003	$11.17	($0.08)	($4.37)	($4.45)	$ —	($0.84)	$—	($0.84)	$5.88	(40.84%)	$586	2.35%	4.81%	(1.89%)	(4.35%)	158.16%
9/28/2001 - 3/31/2002 (4)	10.00	(0.11)	1.45	1.34	—	(0.17)	—	(0.17)	11.17	13.52%	82	2.35%	5.83%	(1.94%)	(5.42%)	70.54%
Class C: 2003	$11.16	($0.09)	($4.35)	($4.44)	$ —	($0.84)	$—	($0.84)	$5.88	(40.78%)	$1,141	2.35%	4.81%	(1.89%)	(4.35%)	158.16%
9/28/2001 - 3/31/2002 (4)	10.00	(0.11)	1.46	1.35	(0.02)	(0.17)	—	(0.19)	11.16	13.53%	116	2.35%	5.83%	(1.94%)	(5.42%)	70.54%

See Notes to Financial Statements

See explanation of symbols on D-4

PACIFIC FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended March 31, were as follows:

			Investment Activities				Distributions					Ratios/Supplemental Data

		Net Asset Value, Beginning of Year or Period	Net Asset Investment (Loss)		Net Realized and Unrealized Gain (Loss) on Securities	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Return of Capital	Total Distributions	Net Asset Value, End of Year or Period	Total Returns(1)	Net Assets, End of Year or Period (in thousands)	Ratios of Net Expenses to Average Net Assets (2), (3)		Ratios of Gross Expenses to Average Net Assets(3)	Ratios of Net Investment (Loss) After Expense Reductions to Average Net Assets (3)	Ratios of Net Investment (Loss) Before Expense Reductions to Average Net Assets (2),(3)		Portfolio Turnover Rates

PF MFS Global Growth Fund
Class A: 2003 (4)		$11.03	($0.04)		($2.59)	($2.63)	$—	($0.20)	$—	($0.20)	$8.20	(24.11%)	$4,505	2.05%		9.08%	(0.40%)	(7.43%)		137.37%
9/28/2001 - 3/31/2002 (4)		10.00	(0.05)		1.10	1.05	(0.01)	(0.01)	—	(0.02)	11.03	10.54%	6,808	2.05%		9.38%	(0.92%)	(8.25%)		77.66%
Class B: 2003 (4)		$11.01	($0.08)		($2.59)	($2.67)	$—	($0.20)	$—	($0.20)	$8.14	(24.52%)	$58	2.55%		9.58%	(0.90%)	(7.93%)		137.37%
9/28/2001 - 3/31/2002 (4)		10.00	(0.08)		1.10	1.02	—	(0.01)	—	(0.01)	11.01	10.24%	22	2.55%		9.88%	(1.42%)	(8.75%)		77.66%
Class C: 2003 (4)		$11.01	($0.08)		($2.59)	($2.67)	$—	($0.20)	$—	($0.20)	$8.14	(24.43%)	$79	2.55%		9.58%	(0.90%)	(7.93%)		137.37%
9/28/2001 - 3/31/2002 (4)		10.00	(0.08)		1.10	1.02	—	(0.01)	—	(0.01)	11.01	10.24%	11	2.55%		9.88%	(1.42%)	(8.75%)		77.66%
PF PIMCO Inflation Managed Fund
Class A:	12/31/2002 - 3/31/2003 (4)	$10.00	$0.06		$0.27	$ 0.33	($0.05)	$—	$—	($0.05)	$10.28	3.30%	$6,290	1.55%		4.00%	2.19%	(0.26%)		199.92%
Class B:	12/31/2002 - 3/31/2003 (4)	$10.00	$0.04		$0.28	$ 0.32	($0.05)	$—	$—	($0.05)	$10.27	3.16%	$161	2.05%		4.50%	1.69%	(0.76%)		199.92%
Class C:	12/31/2002 - 3/31/2003 (4)	$10.00	$0.04		$0.28	$ 0.32	($0.05)	$—	$—	($0.05)	$10.27	3.11%	$480	2.05%		4.50%	1.69%	(0.76%)		199.92%
PF PIMCO Managed Bond Fund
Class A: 2003 (4)		$9.85	$0.21		$1.02	$ 1.23	($0.36)	($0.56)	$—	($0.92)	$10.16	12.80%	$18,236	1.55%		2.82%	2.02%	0.75%		445.26%
9/28/2001 - 3/31/2002		10.00	0.06		(0.09)	(0.03)	(0.07)	(0.05)	—	(0.12)	9.85	(0.28%)	33,055	1.55%		2.54%	1.16%	0.17%		522.25%
Class B: 2003 (4)		$9.84	$0.15		$1.03	$ 1.18	($0.32)	($0.56)	$—	($0.88)	$10.14	12.27%	$1,986	2.05%		3.32%	1.52%	0.25%		445.26%
9/28/2001 - 3/31/2002		10.00	0.04		(0.10)	(0.06)	(0.05)	(0.05)	—	(0.10)	9.84	(0.55%)	173	2.05%		3.04%	0.66%	(0.33%)		522.25%
Class C: 2003 (4)		$9.84	$0.15		$1.03	$ 1.18	($0.32)	($0.56)	$—	($0.88)	$10.14	12.28%	$4,573	2.05%		3.32%	1.52%	0.25%		445.26%
9/28/2001 - 3/31/2002		10.00	0.04		(0.10)	(0.06)	(0.05)	(0.05)	—	(0.10)	9.84	(0.57%)	370	2.05%		3.04%	0.66%	(0.33%)		522.25%
PF Pacific Life Money Market Fund
Class A: 2003		$1.00	$0.01		$—	$ 0.01	($0.01)	$—	$—	($0.01)	$1.00	0.58%	$13,092	1.08	%(6)	2.50%	0.59%	(0.83%)		N/A
9/28/2001 - 3/31/2002		1.00	—	(5)	—	—	— (5)	—	—	—	1.00	0.33%	27,056	1.35%		2.59%	0.57%	(0.67%)		N/A
Class B: 2003		$1.00	$—	(5)	$—	$—	$— (5)	$—	$—	$—	$1.00	0.12%	$782	1.49	%(6)	3.00%	0.18%	(1.33	%)(6)	N/A
9/28/2001 - 3/31/2002		1.00	—	(5)	—	—	— (5)	—	—	—	1.00	0.09%	88	1.85%		3.09%	0.07%	(1.17%)		N/A
Class C: 2003		$1.00	$—	(5)	$—	$—	$— (5)	$—	$—	$—	$1.00	0.12%	$1,073	1.49	%(6)	3.00%	0.18%	(1.33	%)(6)	N/A
9/28/2001 - 3/31/2002		1.00	—	(5)	—	—	— (5)	—	—	—	1.00	0.09%	75	1.85%		3.09%	0.07%	(1.17%)		N/A

See Notes to Financial Statements

See explanation of symbols on D-4

PACIFIC FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended March 31, were as follows:

		Investment Activities			Distributions					Ratios/Supplemental Data

	Net Asset Value, Beginning of Year or Period	Net Asset Investment (Loss)	Net Realized and Unrealized Gain (Loss) on Securities	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Return of Capita	Total Distri-butions	Net Asset Value, End of Year or Period	Total Returns(1)	Net Assets, End of Year or Period (in thousands)	Ratios of Net Expenses to Average Net Assets (2), (3)	Ratios of Gross Expenses to Average Net Assets(3)	Ratios of Net Investment (Loss) After Expense Reductions to Average Net Assets (3)	Ratios of Net Investment (Loss) Before Expense Reductions to Average Net Assets (2),(3)	Portfolio Turnover Rates

PF Putnam Equity Income Fund
Class A: 2003	$10.45	$ 0.06	($2.51)	($2.45)	($0.09)	$—	$—	($0.09)	$7.91	(23.59%)	$8,812	1.90%	4.38%	0.59%	(1.89%)	45.60%
12/31/2001 - 3/31/2002 (4)	10.00	0.01	0.44	0.45	—	—	—	—	10.45	4.50%	10,877	1.90%	5.97%	0.20%	(3.87%)	10.27%
Class B: 2003	$10.43	$ 0.04	($2.52)	($2.48)	($0.10)	$—	$—	($0.10)	$7.85	(23.92%)	$265	2.40%	4.88%	0.09%	(2.39%)	45.60%
12/31/2001 - 3/31/2002 (4)	10.00	(0.01)	0.44	0.43	—	—	—	—	10.43	4.30%	13	2.40%	6.47%	(0.30%)	(4.37%)	10.27%
Class C: 2003	$10.43	$ 0.03	($2.50)	($2.47)	($0.10)	$—	$—	($0.10)	$7.86	(23.83%)	$536	2.40%	4.88%	0.09%	(2.39%)	45.60%
12/31/2001 - 3/31/2002 (4)	10.00	(0.01)	0.44	0.43	—	—	—	—	10.43	4.30%	41	2.40%	6.47%	(0.30%)	(4.37%)	10.27%
PF Putnam Research Fund
Class A: 2003(4)	$9.97	($ 0.04)	($2.58)	($2.62)	($0.02)	$—	$—	($0.02)	$7.33	(26.30%)	$11,035	1.95%	3.62%	(0.46%)	(2.13%)	160.76%
12/31/2001 - 3/31/2002	10.00	(0.01)	(0.02)	(0.03)	—	—	—	—	9.97	(0.30%)	14,968	1.95%	5.29%	(0.59%)	(3.93%)	56.30%
Class B: 2003(4)	$9.95	($0.08)	($2.57)	($2.65)	($0.01)	$—	$—	($0.01)	$7.29	(26.61%)	$29	2.45%	4.12%	(0.96%)	(2.63%)	160.76%
12/31/2001 - 3/31/2002	10.00	(0.03)	(0.02)	(0.05)	—	—	—	—	9.95	(0.50%)	10	2.45%	5.79%	(1.09%)	(4.43%)	56.30%
Class C: 2003(4)	$9.95	($0.07)	($2.58)	($2.65)	($0.02)	$—	$—	($0.02)	$7.28	(26.64%)	$92	2.45%	4.12%	(0.96%)	(2.63%)	160.76%
12/31/2001 - 3/31/2002	10.00	(0.03)	(0.02)	(0.05)	—	—	—	—	9.95	(0.50%)	10	2.45%	5.79%	(1.09%)	(4.43%)	56.30%
PF Salomon Brothers Large-Cap Value Fund
Class A: 2003(4)	$10.92	$0.04	($3.05)	($3.01)	($0.02)	($0.06)	$—	($0.08)	$7.83	(27.69%)	11,736	1.80%	2.94%	0.41%	(0.73%)	49.00%
9/28/2001 - 3/31/2002 (4)	10.00	(0.01)	0.96	0.95	(0.02)	(0.01)	—	(0.03)	10.92	9.54%	19,748	1.80%	3.93%	(0.14%)	(2.27%)	27.37%
Class B: 2003(4)	$10.91	($0.01)	($3.03)	($3.04)	(0.03)	($0.06)	$—	($0.09)	$7.78	(28.02%)	$955	2.30%	3.44%	(0.09%)	(1.23%)	49.00%
9/28/2001 - 3/31/2002 (4)	10.00	(0.03)	0.97	0.94	(0.02)	(0.01)	—	(0.03)	10.91	9.38%	151	2.30%	4.43%	(0.64%)	(2.77%)	27.37%
Class C: 2003(4)	$10.90	($0.01)	($3.04)	($3.05)	(0.02)	($0.06)	$—	($0.08)	$7.77	(28.08%)	$2,015	2.30%	3.44%	(0.09%)	(1.23%)	49.00%
9/28/2001 - 3/31/2002 (4)	10.00	(0.03)	0.96	0.93	(0.02)	(0.01)	—	(0.03)	10.90	9.30%	243	2.30%	4.43%	(0.64%)	(2.77%)	27.37%

(1)	Total returns are not annualized for periods less than one full year. Calculation does not include the effect of any sales charges for Classes A, B and C.
(2)	The ratios of net expenses to average daily net assets are after adviser expense reimbursements, if any, as discussed in Note 6 to the Financial Statements. The ratios of net investment income (loss) before expense reductions to average daily net assets are grossed up by the adviser expense reimbursements, if any.
(3)	The ratios are annualized for periods of less than one full year.
(4)	Per share investment income has been calculated using the monthly average shares method.
(5)	Amount represents less than $0.01 per share.
(6)	The expense cap for the PF Pacific Life Money Market Fund is 0.05% for the period 7/1/02 - 6/30/03 and 0.45% thereafter through 6/30/05. The effect of the 12b-1 waiver by the Distributor on the ratios of net expenses and net investment income (loss) after expense reductions to average daily net assets for PF Pacific Life Money Market Class B and C were 0.09% and 0.09%, respectively.
See Notes to Financial Statements

D-4

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003

1.  ORGANIZATION

     Pacific Funds is a Delaware statutory trust, which was formed on May 21, 2001, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, and as of March 31, 2003, is comprised of fifteen separate funds (each individually a “Fund”, and collectively, the “Funds”): PF AIM Blue Chip, PF AIMAggressive Growth, PF INVESCO Health Sciences, PF INVESCO Technology, PF Janus Strategic Value, PF Janus Growth LT, PF Lazard International Value, PF MFS Mid-Cap Growth, PF MFS Global Growth, PF PIMCO Inflation Managed, PF PIMCO Managed Bond, PF Pacific Life Money Market, PF Putnam Equity Income, PF Putnam Research and PF Salomon Brothers Large-Cap Value Funds. Each Fund has three separate classes of shares: Class A, B and C. Each class is distinguished by the level of distribution services provided and is substantially the same except that (i) Class A shares are subject to a maximum 5.50% front-end sales charge, except that for an investment of $1 million or more there is no front-end sales charge; however a 1% contingent deferred sales charge (“CDSC”) is imposed upon the redemption of Class A shares within one year of their purchase if the purchase was part of an investment of $1 million or more (when there was no initial sales charge), (ii) Class B shares are subject to a maximum 5.00% CDSC, and (iii) Class C shares are subject to a maximum 1.00% front-end sales charge, except for shares of the PF Pacific Life Money Market Fund, which are sold at the net asset value (“NAV”) per share without an initial sales charge, and a maximum 1.00% CDSC is imposed upon the sale of Class C shares within one year of their purchase.

     All of the Funds except the PF Putnam Equity Income Fund, PF Putnam Research Fund, and PF PIMCO Inflation Managed Fund commenced operations on September 28, 2001. The PF Putnam Equity Income and PF Putnam Research Funds commenced operations on December 31, 2001 and the PF PIMCO Inflation Managed Fund commenced operations on December 31, 2002.

2.  SIGNIFICANT ACCOUNTING POLICIES

 The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of the financial statements.

     A.  Fund Valuation

     Equity securities are generally valued at the last reported sale price for securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market as reported by a pricing source approved by the Funds’ Board of Trustees (the “Board”). Securities traded on over-the-counter markets and listed securities for which no sales are reported are generally valued at the mean between the most recent bid and asked quotes obtained from a quotation reporting system, from established market makers, brokers or dealers. Fixed income securities are generally valued at prices obtained from pricing services or brokers and dealers. Certain bonds are valued by a benchmarking process approved by the Board. Securities for which market quotations are not readily available, or are deemed to be unreliable or inaccurate, are valued at their fair value as determined in good faith pursuant to procedures established by the Board. If events occur that materially affect NAV (including non-U.S. securities) between the close of trading in those securities affected and the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time), the securities may be valued at fair value under procedures approved by the Board. Money market instruments and short-term securities maturing within 60 days are valued at amortized cost, which approximate market value.

     B. Securities Transactions and Investment Income

     Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts and premiums are recorded on a daily basis using the effective yield method except for short-term securities and PF Pacific Life Money Market Fund, which recognize discounts and premiums on a straight line basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to distribution and service (12b-1) fees (included in Note 3). Income, other non-class specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

     C. Foreign Currency Translation

     Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the end of the reporting period. Purchases and sales of securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

     Net realized foreign exchange gains and losses arise from sales of foreign securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities at the period-end, resulting from changes in the exchange rate.

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
MARCH 31, 2003

     D. Expense Allocation

     General expenses of the Funds (including legal and audit fees, transfer agency out-of-pocket expenses and fees and expenses of the Independent Trustees) are allocated to each Fund in proportion to its relative average daily net assets. Expenses directly attributable to a particular Fund (including advisory, administration, custody, registration and distribution and service (12b-1) fees) are charged to that Fund.

     E. Offering Costs

     The Funds bear all costs associated with offering expenses including legal, printing and internal services support. All such costs are amortized to expense on a straight-line basis over twelve months from commencement of operations.

     F. Futures Contracts

     Certain Funds may use futures contracts to manage their exposure to the stock markets, to fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of the contract. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

     G. Options and Options on Futures Contracts

     Certain Funds may write options on interest rate futures and purchase put and call options and write secured put and covered call options. When a Fund writes (sells) an option, an amount equal to the premium received is recorded as an asset with an equal liability that is "marked-to-market" based on the option’s quoted daily settlement price. Any fluctuation in the value of such an instrument is recorded as unrealized appreciation or depreciation until terminated, at which time realized gains and losses are recognized. The purposes of using options or options on futures contracts include hedging exposure to rising interest rates while retaining capital gain potential from falling rates and capitalizing on anticipated changes in market volatility or to earn additional income. These options may relate to particular securities, stock indexes, options on swaps, or foreign currencies. These investments involve, to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statements of Assets and Liabilities. Risks may include an imperfect correlation between the changes in the market values of the securities held by a Fund and the prices of options or options on future contracts, an illiquid secondary market for the instruments, or the inability of a counterparty to perform.

     H. Forward Foreign Currency Contracts

     Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for the purpose of hedging against foreign exchange risk arising from a Fund’s investment in foreign securities. These contracts are “marked-to-market” daily at the applicable translation rates and any result of unrealized appreciation or depreciation is recorded in a Fund’s financial statements. A Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies.

     I. Swaps

     Certain Funds may enter into interest rate, total return, and currency exchange swap agreements in order to obtain a desired return at a lower cost than if a Fund had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are “marked-to-market” daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in a Fund. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

     J. Inflation-Indexed Bonds

     Inflation-Indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment of interest income, even though investors do not receive their principal until maturity.

     K. Stripped Mortgage-Backed Securities

     Stripped Mortgage-Backed Securities (“SMBS”) represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs” ), which receive all of the interest, and principal-only securities (“POs“), which receive the entire principal. If the underlying mortgage assets experience

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
MARCH 31, 2003

greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

     L. When-Issued Securities and Delayed-Delivery Transactions

     Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or delayed-delivery basis are identified as such in each applicable Fund’s Schedule of Investments. When delayed-delivery purchases are outstanding, a Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, it does not participate in future gains and losses with respect to the security. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

     M. Short Sales

     Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

     N. Repurchase Agreements

     Certain Funds may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Funds’ custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

     O. Investment Risk

     Fixed income securities are affected primarily by the financial condition of the companies that have issued them, and by changes in interest rates.

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

3. INVESTMENT ADVISORY, ADMINISTRATION AND SHAREHOLDER SERVICES, AND DISTRIBUTION AGREEMENTS

     Pursuant to an Investment Advisory Agreement, Pacific Life Insurance Company (“Pacific Life”) serves as Investment Adviser to the Funds, and receives from the Funds the following advisory fee rates based on an annual percentage of the average daily net assets of each Fund and the fees are accrued daily by the Funds:

(1) An annual rate of 0.40% of the first $250 million of the average daily net assets, 0.35% of the next $250 million, and 0.30% in excess of $500 million.

     Pursuant to Fund Management Agreements, the Funds and Pacific Life engage managers, under Pacific Life’s supervision, for fourteen of the fifteen Funds. The following firms serve as sub-advisors for their respective Funds: AIM Capital Management, Inc INVESCO Funds Group, Inc., Janus Capital Management LLC, Lazard Asset Management, MFS Investment Management, Pacific Investment Management Company LLC, Putnam Investment Management, LLC, and Salomon Brothers Asset Management Inc Pacific Life pays each sub-adviser a fee as compensation for advisory services provided to each of their Funds.

     Pursuant to the Administration and Shareholder Services Agreement, Pacific Life serves as Administrator (the “Administrator”) to the Funds. Under the Agreement, the Funds compensate the Administrator at an annual rate of 0.35% of average daily net assets for procuring the administrative, transfer agency and shareholder services. In addition, the Funds compensate the Administrator for support services based on an internal billing rate at cost for the time spent by the legal, accounting, tax and compliance personnel for providing assistance, coordination and supervision to the Funds.

     Pacific Select Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
MARCH 31, 2003

Funds’ shares. Under the distribution and service (12b-1) plans, each Fund pays to the Distributor fees at annual rates expressed as a percentage of average daily net assets. Each Fund pays a distribution fee as compensation for services rendered and expenses borne by the Distributor in connection with the distribution of shares of the Funds (at an annual rate of 0.25% of average daily net assets for Class A shares and 0.75% for Class B and C shares). Additionally, each Fund pays a servicing fee as compensation in connection with services rendered to shareholders of the Funds and/or maintenance of shareholder accounts (at an annual rate of 0.25% of average daily net assets for Class A, B and C shares). The fees are accrued daily.

     The Funds have incurred $1,214,124 of investment advisory fees, $530,996 of administration fees and $317,909 of support services expenses, payable to Pacific Life, for the year ended March 31, 2003. At March 31, 2003, $96,819 $42,090, and $73,070, respectively, remained payable. For the year ended March 31, 2003, the Funds also incurred $805,819 of distribution expenses payable to Pacific Select Distributors, Inc. under the distribution and service (12b-1) plans. At March 31, 2003, $68,314 remained payable.

     For the year ended March 31, 2003, the Distributor, acting as underwriter, received net commissions of $545,694 from the sale of Class A and Class C shares. In addition, the Distributor received $5,682 in CDSC from redemptions of Class B and Class C shares for the year ended March 31, 2003.

4. TRUSTEE DEFERRED COMPENSATION PLAN

     Each Independent Trustee is eligible to participate in the Deferred Compensation Plan (the “Plan”). The Plan allows each Independent Trustee to voluntarily defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Amounts in the deferral account are obligations of the Fund that are payable in accordance with the agreement. A trustee who defers compensation has the option to select credit rate options that tracks the performance of the Class A shares of the corresponding series of the Pacific Funds without a sales load. Accordingly, the market value appreciation/ depreciation of the Trustee’s deferred compensation accounts will cause the expenses of each Fund to increase or decrease due to the market fluctuation.

5.  DISTRIBUTIONS TO SHAREHOLDERS

     The Funds intend to declare and pay dividends on net investment income at least annually, except for the PF PIMCO Inflation Managed Fund, the PF PIMCO Managed Bond Fund, and the PF Pacific Life Money Market Fund. Dividends are generally declared and paid monthly for the PF PIMCO Inflation Managed Fund and the PF PIMCO Managed Bond Fund and are generally declared daily and paid monthly for the PF Pacific Life Money Market Fund. Dividends may be declared less frequently if it is advantageous to the Funds, but in no event less frequently than annually. All realized capital gains are distributed at least annually for all Funds.

     Dividends on net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for futures and options, foreign currency transactions, post-October losses, passive foreign investment companies (“PFIC”), capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of paid-in capital. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

     The tax character of distributions paid during the year ended March 31, 2003 was as follows:

	Distributions paid from

	Ordinary Income	Long-Term Capital Gain	Return of Capital
Funds

PF Janus Strategic Value	$50,580	$—	$—
PF Lazard International
Value	82,662	—	—
PF MFS Mid-Cap Growth	873,540	—	—
PF MFS Global Growth	125,020	—	—
PF PIMCO Inflation Managed	31,181	—	—
PF PIMCO Managed Bond	1,575,720	648,128	—
PF Pacific Life Money
Market	117,708	—	—
PF Putnam Equity Income	94,304	—	—
PF Putnam Research	31,466	—	—
PF Salomon Brothers
Large-Cap Value	142,777	—	—

     The tax character of distributions paid during the six-month period ended March 31, 2002 was as follows:

	Distributions paid from

	Ordinary Income	Long-Term Capital Gain	Return of Capital
Funds

PF AIM Blue Chip	$38,214	$—	$—
PF AIM Aggressive Growth	45,083	—	—
PF INVESCO Health
Sciences	—	—	9,605
PF Janus Strategic Value	32,180	—	—
PF Janus Growth LT	28,413	—	—
PF Lazard International
Value	20,049	—	—
PF MFS Mid-Cap Growth	105,168	—	—
PF MFS Global Growth	12,763	—	—
PF PIMCO Managed Bond	226,553	—	—
PF Pacific Life Money
Market	63,863	—	—
PF Salomon Brothers
Large-Cap Value	45,602	—	—

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
MARCH 31, 2003

     As of March 31, 2003, the components of distributable earnings on a tax basis were as follows:

	Accumulated	Undistributed	Unrealized
	Capital and	Ordinary	Appreciation
Funds	Other Losses	Income	(Depreciation)

PF AIM Blue Chip	($923,553)	$—	($1,509,557)
PF AIM Aggressive Growth	(921,178)	—	(17,988)
PF INVESCO Health
Sciences	(1,806,924)	—	314,382
PF INVESCO Technology	(1,649,234)	—	(374,387)
PF Janus Strategic Value	(574,125)	—	(885,559)
PF Janus Growth LT	(1,936,534)	—	(487,288)
PF Lazard International
Value	(382,792)	32,940	(956,016)
PF MFS Mid-Cap Growth	(4,655,744)	—	(244,604)
PF MFS Global Growth	(690,163)	—	(402,815)
PF PIMCO Inflation
Managed	—	88,734	66,776
PF PIMCO Managed Bond	—	201,885	226,443
PF Pacific Life Money
Market	(50)	55,040	—
PF Putnam Equity Income	(717,750)	18,430	(1,545,711)
PF Putnam Research	(2,123,101)	—	(1,790,145)
PF Salomon Brothers
Large-Cap Value	(1,223,358)	23,697	(3,554,376)

 There were no funds that had undistributed long-term capital gains at March 31, 2003. The components of the accumulated capital and other losses as of March 31, 2003 are summarized in Note 8.

6. EXPENSE REDUCTIONS

     Pacific Life has contractually agreed to waive all or part of its investment advisory fees, administration fees or otherwise reimburse each Fund for operating expenses (including organizational expenses, but, not including investment advisory fees, distribution and service (12b-1) fees, foreign taxes on dividends, interest or gains, interest, taxes, brokerage commissions and other transactional expenses and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of each Fund’s business) that exceed an annual rate of 0.45% of it’s average daily net assets for all Funds through June 30, 2005, except for the PF Pacific Life Money Market Fund. The expense cap for the PF Pacific Life Money Market Fund has been reduced to 0.05% for the period July 1, 2002 through June 30, 2004 and 0.45% thereafter through June 30, 2005. Such waiver or reimbursement is subject to repayment to Pacific Life, for a period of time as permitted under regulatory and/or accounting standards (currently 3 years), to the extent such expenses fall below the expense cap. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the Funds, but not above the expense cap. There is no guarantee that Pacific Life will continue to cap the expenses after June 30, 2005. The Distributor has also agreed to waive part of the 12b-1 fees. The total amount waived by the Distributor for PF Pacific Life Money Market Fund for the year ended March 31, 2003 was $732.

     The cumulative reimbursement amounts at March 31, 2003 that is subject to repayment for each fund is as follows:

Funds	Amounts

PF AIM Blue Chip	$384,382
PF AIM Aggressive Growth	302,004
PF INVESCO Health Sciences	230,242
PF INVESCO Technology	237,765
PF Janus Strategic Value	302,527
PF Janus Growth LT	382,540
PF Lazard International Value	355,435
PF MFS Mid-Cap Growth	357,553
PF MFS Global Growth	622,634
PF PIMCO Inflation Managed	35,513
PF PIMCO Managed Bond	500,604
PF Pacific Life Money Market	431,333
PF Putnam Equity Income	343,535
PF Putnam Research	323,644
PF Salomon Brothers Large-Cap Value	353,371

The adviser’s expense reimbursement is presented in the accompanying Statements of Operations.

7. PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities (excluding short-term investments and the PF Pacific Life Money Market Fund since it trades exclusively in short-term debt securities) for the year ended March 31, 2003 are summarized in the following tables:

	U.S. Government Securities
Funds	Purchases	Sales

PF PIMCO Inflation Managed	$14,201,386	$9,373,405
PF PIMCO Managed Bond	105,194,491	105,422,026

	Other Securities
Funds	Purchases	Sales

PF AIM Blue Chip	$5,327,290	$3,174,055
PF AIM Aggressive Growth	4,067,063	4,421,112
PF INVESCO Health Sciences	8,682,014	9,290,590
PF INVESCO Technology	4,329,480	4,736,986
PF Janus Strategic Value	2,539,676	3,708,497
PF Janus Growth LT	9,029,431	8,807,370
PF Lazard International Value	5,286,364	1,538,669
PF MFS Mid-Cap Growth	13,493,696	11,913,617
PF MFS Global Growth	7,249,797	7,656,450
PF PIMCO Inflation Managed	396,187	—
PF PIMCO Managed Bond	7,613,767	5,046,753
PF Putnam Equity Income	5,255,805	4,343,705
PF Putnam Research	20,105,951	19,558,472
PF Salomon Brothers
Large-Cap Value	9,082,709	7,804,418

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
MARCH 31, 2003

8. FEDERAL INCOME TAX

     Each Fund declared and paid sufficient dividends on net investment income and capital gains distributions during the fiscal year ended March 31, 2003 to qualify as a regulated investment company and is not required to pay Federal income tax under Regulation M of the Internal Revenue Code. Each Fund intends to continue to qualify as a regulated investment company and distribute substantially all its taxable income and capital gains to its shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.

     Net capital loss carryovers and post-October capital losses, if any, at March 31, 2003, are available to offset future realized capital gains and thereby reduce future capital gains distributions. Post-October foreign currency losses, if any, will offset future net investment income and thereby reduce future ordinary income distributions. The estimated net capital loss carryovers, the post-October capital losses and foreign currency losses deferred, the composition of unrealized appreciation and depreciation of investment securities, the accumulated capital and other losses and the aggregate cost of investments for Federal income tax purposes as of March 31, 2003, were as follows:

				Post-October Foreign Currency Loss Deferral
	Net Capital Loss Carryover		Post-October Capital Loss Deferral		Accumulated Capital and Other Losses	Total Cost on Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Funds		Expiration

PF AIM Blue Chip	($739,723)	2011	($183,830)	$ —-	($923,553)	$11,625,754	$192,344	($1,701,901)	($1,509,557)

PF AIM Aggressive Growth	(840,112)	2011	(81,066)	—-	(921,178)	5,182,297	346,968	(364,956)	(17,988)

PF INVESCO Health Sciences	(1,444,769)	2011	(362,155)	—-	(1,806,924)	5,484,961	560,603	(246,276)	314,327

PF INVESCO Technology	(1,210,742)	2010-2011	(438,492)	—-	(1,649,234)	4,286,912	231,892	(606,279)	(374,387)

PF Janus Strategic Value	(495,603)	2011	(78,522)	—-	(574,125)	6,546,380	400,752	(1,286,338)	(885,586)

PF Janus Growth LT	(1,657,020)	2010-2011	(263,582)	(15,932)	(1,936,534)	8,193,707	328,395	(815,644)	(487,249)

PF Lazard International Value	(335,022)	2011	(45,730)	(2,040)	(382,792)	10,447,853	107,090	(1,064,943)	(957,853)

PF MFS Mid-Cap Growth	(4,216,302)	2011	(439,442)	—-	(4,655,744)	8,141,423	183,219	(427,823)	(244,604)

PF MFS Global Growth	(381,584)	2011	(307,373)	(1,206)	(690,163)	4,931,844	131,236	(534,134)	(402,898)

PF PIMCO Inflation Managed	—-	—-	—-	—-	—-	7,840,047	79,543	(12,767)	66,776

PF PIMCO Managed Bond	—-	—-	—-	—-	—-	25,898,225	355,090	(161,267)	193,823

PF Pacific Life Money Market	(37)	2011	(13)	—-	(50)	14,881,838	—-	—-	—-

PF Putnam Equity Income	(327,599)	2011	(390,151)	—-	(717,750)	11,010,504	143,794	(1,689,505)	(1,545,711)

PF Putnam Research	(1,040,026)	2011	(1,052,939)	(30,136)	(2,123,101)	12,948,377	190,829	(1,980,970)	(1,790,141)

PF Salomon Brothers Large-Cap Value	(498,187)	2011	(725,171)	—-	(1,223,358)	18,212,399	266,042	(3,820,418)	(3,554,376)

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
MARCH 31, 2003

9.  RECLASSIFICATION OF ACCOUNTS

     During the year ended March 31, 2003, reclassifications have been made in each Fund’s capital accounts to report these balances on a tax basis, excluding certain temporary differences, as of March 31, 2003. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the NAV of the Funds, are primarily attributable to the reclassification of foreign currency transactions, non-deductible expenses, treatment of net operating losses, and certain differences in the computation of distributable income and capital gains under Federal tax rules versus U.S. GAAP. The calculation of net investment income per share in the financial highlights excludes these adjustments.

			Accumulated
		Undistributed	Net
	Paid-In	Net Investment	Realized
Funds	Capital	Income (Loss)	Gain (Loss)

PF AIM Blue Chip	($63,756)	$63,756	$—
PF AIM Aggressive Growth	(96,229)	96,229	—
PF INVESCO Health Sciences	(88,363)	88,363	—
PF INVESCO Technology	(110,754)	110,754	—
PF Janus Strategic Value	(68,902)	69,087	(185)
PF Janus Growth LT	(72,870)	61,465	11,405
PF Lazard International Value	_	(5,171)	5,171
PF MFS Mid-Cap Growth	(109,046)	109,046	—
PF MFS Global Growth	(20,744)	19,368	1,376
PF PIMCO Inflation Managed	(7,609)	7,609	—
PF PIMCO Managed Bond	—	547,543	(547,543)
PF Pacific Life Money Market	(1,925)	1,925	—
PF Putnam Equity Income	—	(803)	803
PF Putnam Research	(56,843)	27,537	29,306
PF Salomon Brothers
Large-Cap Value	—	7	(7)

10. SHARES OF BENEFICIAL INTEREST

Transactions in shares of each Fund for the year ended March 31, 2003 and for the period ended March 31, 2002 were as follows:

	PF AIM Blue Chip Fund(1)		PF AIM Aggressive Growth Fund(1)		PF INVESCO Health Sciences Fund(1)		PF INVESCO Technology Fund(1)

	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended
	3/31/03	3/31/02	3/31/03	3/31/02	3/31/03	3/31/02	3/31/03	3/31/02
Class A
Beginning Balances	991,619	—	658,211	—	794,141	—	625,516	—
Shares sold	222,273	1,034,665	20,830	675,918	91,480	816,411	4,005	650,129
Distributions reinvested	—	3,457	—	4,090	—	916	—	—
Shares redeemed	(229,977)	(46,503)	(93,642)	(21,797)	(194,215)	(23,186)	(64,972)	(24,613)

Ending Balances	983,915	991,619	585,399	658,211	691,406	794,141	564,549	625,516

Class B
Beginning Balances	3,971	—	1,006	—	3,721	—	3,812	—
Shares sold	95,912	4,048	6,620	1,832	11,001	15,346	3,413	3,812
Distributions reinvested	—	5	—	6	—	2	—	—
Shares redeemed	(5,083)	(82)	(273)	(832)	(1,341)	(11,627)	(2,102)	—

Ending Balances	94,800	3,971	7,353	1,006	13,381	3,721	5,123	3,812

Class C
Beginning Balances	14,112	—	2,168	—	3,715	—	1,040	—
Shares sold	174,163	15,044	12,247	2,160	11,254	3,933	10,478	1,040
Distributions reinvested	—	12	—	8	—	2	—	—
Shares redeemed	(4,594)	(944)	(920)	—	(546)	(220)	(88)	—

Ending Balances	183,681	14,112	13,495	2,168	14,423	3,715	11,430	1,040

(1) Operations commenced on September 28, 2001.

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
MARCH 31, 2003

	PF Janus Strategic Value Fund (1)		PF Janus Growth LT Fund (1)		PF Lazard International Value Fund (1)		PF MFS Mid-Cap Growth Fund (1)

	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended
	3/31/03	3/31/02	3/31/03	3/31/02	3/31/03	3/31/02	3/31/03	3/31/02
Class A
Beginning Balances	786,021	—	951,073	—	704,668	—	1,018,038	—
Shares sold	48,543	814,050	102,538	974,177	729,553	722,362	261,651	1,087,421
Distributions reinvested	4,947	2,972	—	2,541	7,015	1,861	121,267	9,521
Shares redeemed	(186,514)	(31,001)	(157,527)	(25,645)	(614,613)	(19,555)	(354,844)	(78,904)

Ending Balances	652,997	786,021	896,084	951,073	826,623	704,668	1,046,112	1,018,038

Class B
Beginning Balances	9,208	—	5,550	—	2,327	—	7,378	—
Shares sold	17,823	9,202	35,152	5,545	91,248	2,355	93,422	7,362
Distributions reinvested	39	6	—	6	233	1	1,081	16
Shares redeemed	(2,288)	—	(961)	(1)	(4,715)	(29)	(2,323)	—

Ending Balances	24,782	9,208	39,741	5,550	89,093	2,327	99,558	7,378

Class C
Beginning Balances	1,846	—	8,107	—	12,922	—	10,382	—
Shares sold	10,745	1,840	77,927	8,452	186,266	14,039	187,003	11,074
Distributions reinvested	64	6	—	7	643	3	3,296	20
Shares redeemed	(3,469)	—	(3,657)	(352)	(8,607)	(1,120)	(6,536)	(712)

Ending Balances	9,186	1,846	82,377	8,107	191,224	12,922	194,145	10,382

			PF PIMCO Inflation Managed Fund (2)
	PF MFS Global Growth Fund (1)			PF PIMCO Managed Bond Fund (1)		PF Pacific Life Money Market Fund (1)

	Year Ended	Period Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended
	3/31/03	3/31/02	3/31/03	3/31/03	3/31/02	3/31/03	3/31/02
Class A
Beginning Balances	617,508	—	—	3,357,105	—	27,053,979	—
Shares sold	494,408	618,042	631,493	1,205,919	3,817,401	7,721,450	38,214,595
Distributions reinvested	11,595	1,144	2,854	150,859	17,992	109,308	60,436
Shares redeemed	(573,962)	(1,678)	(22,612)	(2,918,652)	(478,288)	(21,795,052)	(11,221,052)

Ending Balances	549,549	617,508	611,735	1,795,231	3,357,105	13,089,685	27,053,979

Class B
Beginning Balances	2,043	—	—	17,592	—	87,858	—
Shares sold	5,014	2,042	15,622	180,739	17,779	821,580	125,511
Distributions reinvested	43	1	46	9,191	41	247	10
Shares redeemed	(27)	—	—	(11,710)	(228)	(127,876)	(37,663)

Ending Balances	7,073	2,043	15,668	195,812	17,592	781,809	87,858

Class C
Beginning Balances	1,001	—	—	37,632	—	74,661	—
Shares sold	8,802	1,000	49,393	412,387	39,300	1,497,246	487,642
Distributions reinvested	22	1	127	25,244	79	435	12
Shares redeemed	(133)	—	(2,747)	(24,429)	(1,747)	(499,191)	(412,993)

Ending Balances	9,692	1,001	46,773	450,834	37,632	1,073,151	74,661

(1)	Operations commenced on September 28, 2001.
(2)	Operations commenced on December 31, 2002.

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
MARCH 31, 2003

	PF Putnam Equity Income Fund (1)		PF Putnam Research Fund (1)		PF Salomon Brothers Large-Cap Value Fund (2)

	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended
	3/31/03	3/31/02	3/31/03	3/31/02	3/31/03	3/31/02
Class A
Beginning Balances	1,041,437	—	1,501,874	—	1,807,799	—
Shares sold	86,086	1,041,852	6,409	1,501,891	357,374	1,905,188
Distributions reinvested	9,997	—	3,685	—	14,406	4,206
Shares redeemed	(23,322)	(415)	(6,491)	(17)	(680,195)	(101,595)

Ending Balances	1,114,198	1,041,437	1,505,477	1,501,874	1,499,384	1,807,799

Class B
Beginning Balances	1,255	—	1,001	—	13,840	—
Shares sold	33,524	1,255	4,860	1,001	114,122	13,884
Distributions reinvested	113	—	2	—	256	7
Shares redeemed	(1,176)	—	(1,913)	—	(5,459)	(51)

Ending Balances	33,716	1,255	3,950	1,001	122,759	13,840

Class C
Beginning Balances	3,885	—	1,001	—	22,297	—
Shares sold	66,711	4,288	11,678	1,001	244,853	23,307
Distributions reinvested	298	—	6	—	864	14
Shares redeemed	(2,694)	(403)	(5)	—	(8,680)	(1,024)

Ending Balances	68,200	3,885	12,680	1,001	259,334	22,297

(1)	Operations commenced on December 31, 2001.
(2)	Operations commenced on September 28, 2001.

     At March 31, 2003, Pacific Asset Management LLC, a wholly-owned subsidiary of Pacific Life, owned the following percentage of shares outstanding of each of the Funds:

11. TAX INFORMATION (UNAUDITED)

     For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deductions is as follows:

Funds	Percentage

PF Janus Strategic Value	60.10%
PF MFS Mid-Cap Growth	6.20%
PF MFS Global Growth	46.20%
PF Putnam Equity Income	44.17%
PF Salomon Brothers Large-Cap Value	100.00%

     The PF PIMCO Managed Bond Fund designated $648,128 as long-term capital gain dividend during the fiscal year ended March 31, 2003.

[THIS PAGE INTENTIONALLY LEFT BLANK]

INDEPENDENT AUDITORS’ REPORT

To The Board of Trustees and Shareholders of Pacific Funds

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Pacific Funds comprising the PF AIM Blue Chip Fund, PF AIM

Aggressive Growth Fund, PF INVESCO Health Sciences Fund, PF INVESCO Technology Fund, PF Janus Strategic Value Fund, PF Janus Growth LT Fund, PF Lazard International Value Fund, PF MFS Mid-Cap Growth Fund, PF MFS Global Growth Fund, PF PIMCO Inflation Managed Fund, PF PIMCO Managed Bond Fund, PF Pacific Life Money Market Fund, PF Putnam Equity Income Fund, PF Putnam Research Fund, and PF Salomon Brothers Large-Cap Value Fund (collectively the "Funds") as of March 31, 2003, and the related statements of operations, changes in net assets and the financial highlights for the respective periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Pacific Funds as of March 31, 2003, the results of their operations, changes in their net assets and their financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

Los Angeles, California
May 2, 2003

PACIFIC FUNDS
TRUSTEES AND OFFICERS INFORMATION

     The business and affairs of the Funds are managed under the direction of the Board of Trustees under the Pacific Funds’ Declaration of Trust. Information pertaining to the trustees and officers of the Funds is set forth below. Trustees who are not deemed to be “interested persons” of the Funds, as defined in the Investment Company Act of 1940 (“1940 Act”), are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Funds are referred to as “Interested Trustees”. The Funds’ Statement of Additional Information (SAI) includes additional information about the trustees and is available without charge, upon request, by calling the Funds toll-free at 1-800-722-2333.

The address of each Independent Trustee, Interested Trustees, and officers, is c/o Pacific Funds, 700 Newport Center Drive, Newport Beach, CA 92660.

		Principal Occupation(s)	Number of
		(and certain additional	Portfolios in
	Position(s) with the Fund	occupation information)	Fund Complex
Name and Age	and Term of Office	During Past 5 Years	Overseen (1)

INDEPENDENT TRUSTEES

Lucie H. Moore, 46	Trustee since 6/13/01	Trustee of Pacific Select Fund; Former	48
		partner (1994) with Gibson, Dunn &
		Crutcher (Law).

Richard L. Nelson, 73	Trustee since 6/13/01	Trustee of Pacific Select Fund; Former	93
		Trustee (2001) and Trustee Emeritus (2003)
		PIMCO Funds, Multi-Manager Series; Former
		Director (2000) of Wynn’s International, Inc.
		(Industrial); Retired Partner (1983) with
		Ernst & Young LLP (Accounting).

Lyman W. Porter, 73	Trustee since 6/13/01	Trustee of Pacific Select Fund; Professor	93
		Emeritus of Management in the Graduate
		School of Management at the University of
		California, Irvine; Member of the Board of
		Trustees of the American University of Armenia;
		Former Trustee (2001) and Trustee Emeritus
		(2003) PIMCO Funds; Multi-Manager Series;
		Former Member (1995) of the Academic Advisory
		Board of the Czechoslovak Management
		Center; Former Dean (1983) of the Graduate
		School of Management, University of
		California, Irvine.

Alan Richards, 73	Trustee since 6/13/01	Trustee of Pacific Select Fund; Chairman	93
		of the Board and Director, NETirement.com, Inc.
		(retirement planning software); Chairman of
		of IBIS Capital, LLC (Financial); Former Trustee
		(2001) and Trustee Emeritus (2003) PIMCO
		Funds; Multi-Manager Series; Former Director
		(1998) of Western National Corporation
		(Insurance Holding Company); Retired
		Chairman (1986) of E.F. Hutton Insurance
		Group; Former Director (1986) of E.F. Hutton
		and Company, Inc. (Financial).

PACIFIC FUNDS
TRUSTEES AND OFFICERS INFORMATION (Continued)

		Principal Occupation(s)	Number of
		(and certain additional	Portfolios in
	Position(s) with the Fund	occupation information)	Fund Complex
Name and Age	and Term of Office	During Past 5 Years	Overseen(1)

INTERESTED TRUSTEES & OFFICERS

Thomas C. Sutton, 60 (2)	Chairman of the	Chairman of the Board, Director and Chief	48
	Board and Trustee	Executive Officer of Pacific Life, Pacific Mutual
	since 6/13/01	Holding Company and Pacific LifeCorp; and
similar positions with other subsidiaries and
affiliates of Pacific Life; Director of Newhall
Land & Farming; Director of The Irvine Company
(Real Estate); Director of Edison International
(Utilities); Chairman of the Board and Trustee of
Pacific Select Fund; Former Management Board
Member of PIMCO Advisors L.P. (1997); Former
Equity Board Member of PIMCO Advisors L.P. (1997).

Glenn S. Schafer, 53 (2)	President	President and Director of Pacific Life, Pacific	15
	and Trustee	Mutual Holding Company and Pacific LifeCorp
	since 6/13/01	and similar positions with other subsidiaries and
affiliates of Pacific Life; President of Pacific Select
Fund; Former Management Board Member of
PIMCO Advisors L.P. (2000); Former Equity
Board Member of PIMCO Advisors L.P. (1997).

Brian D. Klemens, 46	Vice President	Vice President and Treasurer (12/98 to	N/A
	and Treasurer	present); Assistant Vice President and
	since 6/13/01	Assistant Controller (4/94 to 12/98) of Pacific
Life, Pacific Mutual Holding Company, Pacific
LifeCorp and similar positions with other
subsidiaries and affiliates of Pacific Life; Vice
President and Treasurer of Pacific Select Fund.

Diane N. Ledger, 63	Vice President	Vice President, Variable Regulatory	N/A
	and Assistant	Compliance, of Pacific Life and Pacific Life & Annuity
	Secretary	and Vice President and Assistant Secretary of
	since 6/13/01	Pacific Select Fund.

Robin S. Yonis, 48	Vice President	Assistant Vice President and Investment	N/A
	and General	Counsel of Pacific Life.
Counsel
since 6/13/01

Audrey L. Milfs, 57	Secretary	Vice President, Director and Corporate	N/A
	since 6/13/01	Secretary of Pacific Life , Pacific Mutual Holding
Company, Pacific LifeCorp and similar positions
with other subsidiaries of Pacific Life; Secretary
of Pacific Select Fund.
——————————
(1)	In addition to Pacific Funds (15 Funds), each trustee (except Mr. Schafer) also serves as a trustee of the Pacific Select Fund (33 Portfolios) and Messrs. Nelson, Porter, and Richards formerly served as trustees of the PIMCO Funds: Multi-Manager Series (45 Funds) and for which they provided advisory and consulting services through March 31, 2003. (collectively “Fund Complex”).
(2)	Mr. Sutton and Mr. Schafer are interested persons of the Funds (as that term defined in the 1940 Act) because of their positions with Pacific Life as shown above.

PACIFIC FUNDS
ANNUAL REPORT
as of March 31, 2003

INDEPENDENT ACCOUNTANTS
Ernst & Young LLP
725 South Figueroa Street
Los Angeles, CA 90017

COUNSEL
Dechert LLP
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

PACIFIC FUNDS
P.O. Box 9768
Providence, RI 02940-9768

ADDRESS SERVICE REQUESTED

3012-3A

Item 2.	Code of Ethics - not applicable
Item 3.	Audit Committee Financial Expert - not applicable
Items 4-8.	(Reserved)
Item 9.	Controls and Procedures - not applicable
Item 10.	Exhibits
(a) Not applicable
(b) Exhibit 99.CERT - Certification required by Item 10(b) of Form N-CSR - filed herewith
Exhibit 99.1350 CERT - Certification required by Section 906 of the Sarbanes-Oxley Act - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACIFIC FUNDS

/s/ GLENN S. SCHAFER
________________________
By: Glenn S. Schafer
Title: President, Pacific Funds
Date: May 27, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ THOMAS C. SUTTON
________________________
Thomas C. Sutton
Chairman of the Board of Trustees, Pacific Funds
Date: May 27, 2003

/s/ GLENN S. SCHAFER
________________________
Glenn S. Schafer
President, Pacific Funds
Date: May 27, 2003

/s/ BRIAN D. KLEMENS
________________________
Brian D. Klemens
Treasurer (Principal Financial and Accounting
Officer), Pacific Funds
Date: May 27, 2003